                                                                       Municipal
                                                                    Income Funds
                                                                   Annual Report
                                                For the year ended June 30, 1998



                                                 Intermediate Tax-Free Bond Fund



                                                           Municipal Income Fund



                                                    Kentucky Municipal Bond Fund



                                                        Ohio Municipal Bond Fund



                                                   Louisiana Municipal Bond Fund



                                               West Virginia Municipal Bond Fund



                                                     Arizona Municipal Bond Fund



                                                                   THE ONE GROUP
                                                          ----------------------
                                                          FAMILY OF MUTUAL FUNDS

              IMPORTANT CUSTOMER INFORMATION. INVESTMENT PRODUCTS:

            - are not deposits or obligations of, or guaranteed by,
              BANC ONE CORPORATION or any of its affiliates           [FDIC LOGO
                                                                      WITH SLASH
            - are not issued by the FDIC, and                         THOUGH IT]

            - are subject to investment risks, including possible
              loss of the principal amount invested.

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

Portfolio Performance Review...............................................    2
Schedules of Portfolio Investments.........................................   22
Statements of Assets and Liabilities.......................................   77
Statements of Operations...................................................   79
Statements of Changes in Net Assets........................................   81
Notes to Financial Statements..............................................   84
Financial Highlights.......................................................   94
Report of Independent Accountants........................................... 116

                 The One Group Intermediate Tax-Free Bond Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

HOW DID THE FUND PERFORM?
The One Group Intermediate Tax-Free Bond Fund Fiduciary share class offered a total return of 7.74% for the year ended June 30, 1998. (For information on other share classes and performance comparisons to indexes, please see page 4.)

Overall, interest rates declined during the year, and the Fund's 30-day SEC yield (Fiduciary share class) fell to 4.15% at year-end, compared to 4.57% on June 30, 1997. (For investors in the 39.6% federal income tax bracket, the June 30, 1998, yield translates into a taxable-equivalent yield of 6.87%.)

HOW DID YOU MANAGE INTEREST RATE VOLATILITY?
We generated the Fund's total return by continually realigning the portfolio through one of the most volatile market environments in recent history. With worries of inflation-induced Federal Reserve intervention and fallout from the Asian situation, we witnessed significant market moves on a regular basis. With limited cash flow in the Fund, we sought to add value for shareholders by taking advantage of this volatility. By investing in discount coupon bonds, we could buy when the market fell off and let the bonds run up in price when the markets recovered from the many sell-offs during the year.

With an eye on after-tax total return, we remain conscious of capital gains. As such, we will take losses on bonds when the market declines, which helps offset the gains the Fund realizes when the market rallies. Our intent is to generate tax-free income, but we also want to enhance total return by realigning the portfolio to react to market conditions.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
Our belief during the year was that the market would be volatile, but that interest rates would head lower. As such, we maintained an average duration near the six-year mark, added yield to the portfolio, and traded securities to take advantage of market volatility. (Duration is a measure of a fund's price sensitivity to interest rate changes. A longer duration indicates greater sensitivity; a shorter duration indicates less.)

In keeping with our strategy, when rates moved up, and prices fell, we sold certain issues and captured losses (see above). Then, we replaced those issues with bonds of similar structure--positive convexity, discount coupons and high liquidity--which increased the portfolio's yield. (Convexity is a secondary measure of a fund's price sensitivity to interest rate changes. Generally, bonds with positive convexity perform better than those with negative convexity in periods of high interest rate volatility.) Our strategy was to restructure a portion of the portfolio with blocks of desirable bonds, so as to sell them at a profit if our outlook changed during the year. Given the volatility in the market from repeated economic data suggesting the death of inflation, to the Asian turmoil that sent the markets reeling in the fourth quarter of 1997, our tactics were sound.

DID THE FUND'S OVERALL QUALITY CHANGE?
The Fund's overall credit quality remained high, largely because an increasing number of bonds coming to market are insured. At year-end, 73.9% of the Fund's assets were invested in securities rated AAA and AA. We continue to look in the lower-investment-grade areas for bonds with higher yields. But, this has been somewhat challenging because the spread, or difference in yield, between medium-grade bonds (those rated A and BBB) and AAA-rated bonds has been compressed over the last 18 months, meaning that there is little yield advantage to moving into the medium-quality area.

                 The One Group Intermediate Tax-Free Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

WHAT IS YOUR OUTLOOK FOR THE FUND?
We have no real evidence that market volatility will subside in the near future, so we anticipate trading in the range we have seen over the past year. We remain vigilant in our inflation watch, because any sign of an overheating economy should lead the Federal Reserve to raise rates and, therefore, erode the value of bonds. Nevertheless, we expect inflation to remain under control for the near term, as a slower-growth economy should keep interest rates low and may even force the Fed to ease monetary policy.

/s/ Patrick M. Morrissey
Patrick M. Morrissey
Fund Manager

/s/ Gary J. Madich, CFA
Gary J. Madich, CFA
Senior Managing Director of Fixed-Income Securities

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                 The One Group Intermediate Tax-Free Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                  Since
                                                Inception
                        1 Year      5 Year       (9/4/90)
  Fiduciary              7.74%       5.46%        6.95%

                          VALUE OF $10,000 INVESTMENT

                                                                                  Lipper
                                                               Lehman          Intermediate
                     Measurement Period                   Brothers 7 Year     Municipal Bond
                   (Fiscal Year Covered)                   Municipal Bond      Funds Index          Fiduciary
9/90                                                           $10,000            $10,000            $10,000
6/91                                                            10,814             10,749             10,777
6/92                                                            11,996             11,854             11,805
6/93                                                            13,285             13,026             12,961
6/94                                                            13,453             13,156             12,946
6/95                                                            14,560             14,046             13,820
6/96                                                            15,366             14,764             14,564
6/97                                                            16,446             15,715             15,694
6/98                                                           $17,653            $16,807            $16,908

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                  Since
                                                Inception
                        1 Year      5 Year      (2/18/92)
  Class A                7.50%       5.22%        6.08%
  Class A*               2.70%       4.26%        5.32%

* Reflects 4.50% Sales Charge.

                          VALUE OF $10,000 INVESTMENT

                                                                            Lipper
                                                          Lehman         Intermediate
                Measurement Period                   Brothers 7 Year    Municipal Bond
               (Fiscal Year Covered)                  Municipal Bond     Funds Index         Class A*           Class A
2/92                                                    $10,000            $10,000            $ 9,550            $10,000
6/92                                                     10,319             10,311              9,850             10,314
6/93                                                     11,428             11,331             10,783             11,291
6/94                                                     11,572             11,443             10,747             11,253
6/95                                                     12,525             12,218             11,444             11,983
6/96                                                     13,218             12,842             12,046             12,616
6/97                                                     14,147             13,669             12,933             13,547
6/98                                                    $15,185            $14,619            $13,904            $14,561

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (1/14/94)
  Class B                   6.81%        4.28%
  Class B**                 2.81%        3.89%

** Reflects Applicable Contingent Deferred Sales Charge.

                          VALUE OF $10,000 INVESTMENT

                                                                            Lipper
                                                          Lehman         Intermediate
                Measurement Period                   Brothers 7 Year    Municipal Bond
               (Fiscal Year Covered)                  Municipal Bond     Funds Index          Class B**           Class B
1/94                                                      $10,000            $10,000            $10,000            $10,000
6/94                                                        9,622              9,601              9,552              9,552
6/95                                                       10,413             10,251             10,115             10,115
6/96                                                       10,990             10,775             10,568             10,568
6/97                                                       11,762             11,469             11,289             11,289
6/98                                                      $12,625            $12,266            $11,856            $12,056

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The fund's income may be subject to the federal alternative minimum tax.

The performance of the Intermediate Tax-Free Bond Fund is measured against the Lehman Brothers 7 Year Municipal Bond Index, an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

The Lipper Intermediate Municipal Bond Funds Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

                      The One Group Municipal Income Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

HOW DID THE FUND PERFORM?
The One Group Municipal Income Fund Fiduciary share class offered a total return of 8.09% for the year ended June 30, 1998. (For information on other share classes and performance comparisons to indexes, please see page 7.)

HOW DID INTEREST RATES INFLUENCE PERFORMANCE?
Overall, interest rates declined during the year, and the Fund's 30-day SEC yield (Fiduciary share class) fell to 4.76% at year-end, compared to 5.20% on June 30, 1997. (For investors in the 39.6% federal income tax bracket, the June 30, 1998, yield translates into a taxable-equivalent yield of 7.88%.)

While the low-inflation environment continued to boost the market, it also left many investors wondering when this favorable climate would end. This, coupled with fears that the Federal Reserve would increase interest rates, acted as a catalyst to market volatility, but we were able to use that volatility to the Fund's advantage. Combining cash flow, which was strong from new money, and patience to find attractively priced bonds, we were able to capture yield and enhance the Fund's overall total return.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
The Fund's primary strategy remains the same--seeking to generate a high level of income while maintaining high overall credit quality and a more stable share price compared to funds of longer maturity and duration. (Duration is a measure of a fund's price sensitivity to interest rate changes. A higher duration indicates greater sensitivity; a shorter duration indicates less.) At 6.0 years, the Fund's duration is slightly longer than it was last year, which helped the Fund's price performance as rates declined. Nevertheless, duration has remained between 5.0 years and 6.5 years since the Fund's inception, and we intend to keep it within this narrow band.

We continued to emphasize municipal housing bonds during the year, as these bonds exhibit the defensive characteristics that are the cornerstone of the Fund. They tend to offer a high level of income and relative price stability compared to other municipal bonds. We also invest in bonds from other market sectors that exhibit good structure--that is, they offer higher-than-market-rate coupons and embedded call options or sinking funds, features that make their payment schedules more predictable.

Over the past year, we also have taken positions in high-quality discount bonds to take advantage of the declining rate environment, which pushed bond prices upward. We realized the best results with zero-coupon and 5%-coupon bonds.

Another tactic that worked well for the Fund's performance was purchasing high-quality, specialty-state discount bonds. Because the supply of these bonds often is limited, we usually can sell them at a profit when demand increases. And, if we can sell into an increased demand at a time when rates are lower than when we bought the bonds (as rates go down, prices go up), we can realize the best gains. Of course, we use this strategy sparingly, as not to generate an excess amount of short-term capital gains. The majority of the bonds we purchase are those we expect to hold for a long time.

                      The One Group Municipal Income Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

WHAT IS YOUR OUTLOOK FOR THE FUND?
Looking forward, we will continue to watch for signs that the economy is overheating. We don't expect this to happen over the near term, though, as fallout from the Asian crisis should contribute to a slower-growth economy. As a result, inflation and interest rates should remain low. We plan to stick with our ongoing strategy of attempting to generate a high level of income while maintaining a relatively stable share price environment.

/s/ Patrick M. Morrissey
Patrick M. Morrissey
Fund Manager

/s/ Gary J. Madich
Gary J. Madich, CFA
Senior Managing Director of Fixed-Income Securities

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                      The One Group Municipal Income Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                  Since
                                                Inception
                        1 Year      5 Year       (2/9/93)
  Fiduciary              8.09%       5.76%        5.92%

                          VALUE OF $10,000 INVESTMENT

                                                                                  Lipper
                                                               Lehman          Intermediate
                     Measurement Period                       Brothers        Municipal Bond
                   (Fiscal Year Covered)                    Housing Bond       Funds Index         Fiduciary
2/93                                                           $10,000            $10,000            $10,000
6/93                                                            10,530             10,135             10,303
6/94                                                            10,662             10,236             10,444
6/95                                                            11,556             10,928             11,118
6/96                                                            12,423             11,487             11,734
6/97                                                            13,440             12,226             12,613
6/98                                                           $14,601            $13,076            $13,632

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                  Since
                                                Inception
                        1 Year      5 Year      (2/23/93)
  Class A                7.84%       5.57%        5.67%
  Class A*               2.94%       4.59%        4.77%

* Reflects 4.50% Sales Charge.

                          VALUE OF $10,000 INVESTMENT

                                                          Lehman            Lipper
                                                         Brothers        Intermediate
                Measurement Period                     Housing Bond     Municipal Bond
               (Fiscal Year Covered)                      Index          Funds Index         Class A*           Class A
2/93                                                    $10,000            $10,000            $ 9,550            $10,000
6/93                                                     10,530             10,135              9,781             10,242
6/94                                                     10,662             10,236              9,912             10,379
6/95                                                     11,556             10,928             10,527             11,023
6/96                                                     12,423             11,487             11,090             11,612
6/97                                                     13,440             12,226             11,892             12,453
6/98                                                    $14,601            $13,076            $12,829            $13,429

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (1/14/94)
  Class B                   7.04%        4.85%
  Class B**                 3.04%        4.47%

** Reflects Applicable Contingent Deferred Sales Charge.

                          VALUE OF $10,000 INVESTMENT

                                                                            Lipper
                                                          Lehman         Intermediate
                Measurement Period                       Brothers       Municipal Bond
               (Fiscal Year Covered)                   Housing Bond      Funds Index          Class B**           Class B
1/94                                                      $10,000            $10,000            $10,000            $10,000
6/94                                                        9,670              9,721              9,802              9,802
6/95                                                       10,482             10,251             10,349             10,349
6/96                                                       11,267             10,775             10,830             10,830
6/97                                                       12,191             11,469             11,539             11,539
6/98                                                      $13,244            $12,266            $12,151            $12,351

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                        Since
                                      Inception
                                      (11/4/97)
  Class C                               8.28%
  Class C**                             7.28%

** Reflects Applicable Contingent Deferred Sales Charge.

                          VALUE OF $10,000 INVESTMENT

                                                                            Lipper
                                                          Lehman         Intermediate
                Measurement Period                       Brothers       Municipal Bond
               (Fiscal Year Covered)                   Housing Bond      Funds Index        Class B**          Class B
1/94                                                      $10,000          $10,000           $10,000            $10,000
6/98                                                      $10,828          $10,728           $10,476            $10,345

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The fund's income may be subject to the federal alternative minimum tax.

The performance of the Municipal Income Fund is measured against the Lehman Brothers Housing Bond Index, an unmanaged index comprised of municipal housing bonds. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares.

The Lipper Intermediate Municipal Bond Funds Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

                   The One Group Kentucky Municipal Bond Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

HOW DID THE FUND PERFORM?
The One Group Kentucky Municipal Bond Fund Fiduciary share class posted a total return of 7.11% for the year ended June 30, 1998. (For information on other share classes and performance comparisons to indexes, please see page 10.)

Despite strong volatility during the first six months of 1998, interest rates ended the fiscal year lower. The Fund's 30-day SEC yield (Fiduciary share class) followed suit, declining to 3.91% on June 30, 1998, compared to 4.34% on June 30, 1997. (For investors in the 39.6% federal income tax bracket and the 6.0% Kentucky state bracket, the June 30, 1998, yield translates into a 6.89% tax-equivalent yield.) This decline was slightly less than the 45 basis point drop incurred by securities in the 10- to 15-year maturity range of the general market.

HOW DID INCOME AND PRICE APPRECIATION INFLUENCE TOTAL RETURN?
The major contributor to the Fund's strong performance was income, which accounted for 5.15% of the Fund's total return. Price appreciation accounted for 1.96% of the Fund's one-year return, which essentially matched the interest rate movement in the general market. The Fund's older, higher-coupon bonds contributed to the income return, while the non-callable, zero-coupon holdings provided much of the price appreciation.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
Because this is a single-state fund, our investment selections primarily are limited to bonds issued in Kentucky, and supply can be limited at times. Therefore, we must consider bonds in all market sectors, focusing on high-quality, full-coupon (at par or a slight premium price), intermediate-term (maturing in nine to 15 years) securities with good call structures. (Call refers to a bond issuer's right to repay, or "call" the bond prior to its maturity date.) Bonds with these characteristics should provide a higher level of income and better price protection if interest rates begin to rise. These bonds also should experience some positive price performance if rates decline modestly.

We also maintained our "buy and hold" strategy, which has been successful over the years. For example, it was the older, higher-coupon bonds purchased in prior years that strengthened the Fund's income return during fiscal 1998.

Finally, we attempted to remain nearly fully invested during the year, which helped enhance the Fund's income stream and maintain the Fund's duration. (Duration is a measure of a fund's price sensitivity to interest rate changes. A longer duration indicates greater price movement; a shorter duration indicates less.) The Fund's duration remained fairly constant at 5.2 years, which helped enhance the Fund's yield and kept the Fund's price performance from lagging that of the general market.

DID THE FUND'S AVERAGE QUALITY CHANGE?
The Fund's average quality remained high during the year, with approximately 70% of the portfolio rated AA or better, slightly above that of a year ago.

WHAT IS YOUR OUTLOOK FOR THE FUND?
We expect the current market volatility to continue over the coming months, as the struggle between domestic growth and concerns over several important foreign economies will continue to play out. This volatility likely will be accompanied by a modest downward trend in interest rates over the near term. There are fears that inflation may heat up, but evidence of this actually happening has not surfaced.

                   The One Group Kentucky Municipal Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

Given this outlook, we expect to maintain our current Fund strategies. We will continue to focus on keeping the income stream as high as possible, because overall price performance should be muted with rates as low as they are.

/s/ David M. Sivinski
David M. Sivinski, CFA
Fund Manager

/s/ Gary J. Madich
Gary J. Madich, CFA
Senior Managing Director of Fixed-Income Securities

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                   The One Group Kentucky Municipal Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                  Since
                                                Inception
                        1 Year      5 Year      (3/12/93)
  Fiduciary              7.11%       5.40%        5.52%

                          VALUE OF $10,000 INVESTMENT

                                                                                     Lipper
                                                                   Lehman         Intermediate
                     Measurement Period                       Brothers 7 Year    Municipal Bond
                   (Fiscal Year Covered)                       Municipal Bond     Funds Index         Fiduciary

3/93                                                              $10,000            $10,000            $10,000
6/93                                                               10,277             10,252             10,221
6/94                                                               10,407             10,354             10,250
6/95                                                               11,263             11,054             10,935
6/96                                                               11,887             11,620             11,630
6/97                                                               12,722             12,367             12,414
6/98                                                              $13,656            $13,227            $13,297

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                  Since
                                                Inception
                        1 Year      5 Year      (3/12/93)
  Class A                6.86%       5.17%        5.30%
  Class A*               2.06%       4.20%        4.39%

* Reflects 4.50% Sales Charge.

                          VALUE OF $10,000 INVESTMENT

                                                                            Lipper
                                                          Lehman         Intermediate
                Measurement Period                   Brothers 7 Year    Municipal Bond
               (Fiscal Year Covered)                  Municipal Bond     Funds Index           Class A*           Class A
3/93                                                      $10,000            $10,000            $ 9,550            $10,000
6/93                                                       10,277             10,252              9,761             10,221
6/94                                                       10,407             10,354              9,789             10,250
6/95                                                       11,263             11,054             10,444             10,935
6/96                                                       11,887             11,620             11,039             11,559
6/97                                                       12,722             12,367             11,752             12,305
6/98                                                      $13,656            $13,227            $12,560            $13,151

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (3/16/95)
  Class B                   6.20%        6.04%
  Class B**                 2.20%        5.23%

** Reflects Applicable Contingent Deferred Sales Charge.

                          VALUE OF $10,000 INVESTMENT

                                                                            Lipper
                                                          Lehman         Intermediate
                Measurement Period                   Brothers 7 Year    Municipal Bond
               (Fiscal Year Covered)                  Municipal Bond     Funds Index          Class B**           Class B
3/95                                                      $10,000            $10,000            $10,000            $10,000
6/95                                                       10,284             10,226             10,263             10,263
6/96                                                       10,853             10,749             10,792             10,792
6/97                                                       11,616             11,440             11,419             11,419
6/98                                                      $12,469            $12,235            $11,827            $12,127

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The fund's income may be subject to the federal alternative minimum tax.

The above-quoted performance data includes the performance of the Trademark Kentucky Municipal Bond Fund for the period prior to the commencement of operations of The One Group Kentucky Municipal Bond Fund on January 20, 1995. Performance for Class A Shares is based on Fiduciary Share performance adjusted to reflect the sales charges applicable to Class A Shares.

The performance of the Kentucky Municipal Bond Fund is measured against the Lehman Brothers 7 Year Municipal Bond Index, an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

The Lipper Intermediate Municipal Bond Funds Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

                     The One Group Ohio Municipal Bond Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

HOW DID THE FUND PERFORM?
The One Group Ohio Municipal Bond Fund Fiduciary share class posted a total return of 7.13% for the year ended June 30, 1998. (For information on other share classes and performance comparisons to indexes, please see page 13.)

There was strong volatility during the first six months of 1998, and interest rates ended the fiscal year modestly lower. The 30-day SEC yield on the Fund's Fiduciary share class followed suit, declining to 4.19% on June 30, 1998, compared to 4.31% on June 30, 1997. (For investors in the 39.6% federal income tax bracket and the 7.2% Ohio state bracket, the June 30, 1998, yield translates into a 7.47% tax-equivalent yield.)

HOW DID INCOME AND PRICE APPRECIATION INFLUENCE TOTAL RETURN?
Price appreciation accounted for 1.84% of the Fund's one-year return, a figure that essentially matched the interest rate movement in the general market. But, the major contributor to the Fund's strong performance was income, which accounted for 5.29% of the Fund's total return. The Fund's older, higher-coupon bonds contributed to the income return, while the non-callable, zero-coupon holdings accounted for much of the price appreciation.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
Because this is a single-state fund, our investment selections primarily are limited to bonds issued in Ohio. As such, we must consider bonds in all market sectors, focusing on high-quality, full-coupon (at par or a slight premium price), intermediate-term (maturing in nine to 15 years) securities with good call structures. (Call refers to a bond issuer's right to repay, or "call," the bond prior to its maturity date.) Bonds with these characteristics should provide a higher level of income and better price protection if interest rates begin to rise. These bonds also should experience some positive price performance if rates decline modestly.

We also maintained our "buy and hold" strategy, which proved successful during the year, as it was the older, higher-coupon bonds purchased in prior years that strengthened the Fund's income return.

Furthermore, we slightly lengthened the Fund's duration to 5.7 years, from 5.1 years on June 30, 1997. This helped enhance the Fund's yield and kept the Fund's price performance from lagging that of the general market. (Duration is a measure of a fund's price sensitivity to interest rate changes. A longer duration indicates greater price movement; a shorter duration indicates less.)

Finally, we attempted to remain nearly fully invested during the year, which helped enhance the Fund's income stream and extend the Fund's duration. Throughout the year, the portfolio's cash position generally was less than $1 million.

DID THE FUND'S MATURITY STRUCTURE CHANGE?
Despite the move in duration, the Fund's average maturity decreased slightly during the year--from 10.5 years on June 30, 1997, to 10.3 years on June 30, 1998. This was due to our purchase of intermediate non-callable bonds, which helped lengthen duration without extending maturity.

WHAT ABOUT QUALITY?
The Fund's average quality remained very high during the year, with 68% of the portfolio rated AAA (the highest rating), approximately the same as a year ago.

WHAT IS YOUR OUTLOOK FOR THE FUND?
We expect the current market volatility to continue over the coming months, as the struggle between domestic growth and concerns over several important foreign economies will continue to play out. This volatility likely will be accompanied by a modest downward trend in interest rates over the near term. There are fears that inflation may heat up, but evidence of this actually happening has not surfaced.

                     The One Group Ohio Municipal Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

Given this outlook, we expect to maintain our current Fund strategies. We will continue to focus on keeping the income stream as high as possible, because overall price performance should be muted with rates as low as they are.

/s/ David M. Sivinski
David M. Sivinski, CFA
Fund Manager

/s/ Gary J. Madich
Gary J. Madich, CFA
Senior Managing Director of Fixed-Income Securities

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                     The One Group Ohio Municipal Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                  Since
                                                Inception
                        1 Year      5 Year       (7/2/91)
  Fiduciary              7.13%       5.20%        6.84%

                                             VALUE OF $10,000 INVESTMENT

                                                                                  Lipper
                                                                Lehman         Intermediate
                     Measurement Period                     Brothers 7 Year    Municipal Bond
                   (Fiscal Year Covered)                    Municipal Bond     Funds Index        Fiduciary
6/98                                                          $ 16,162           $15,472           $15,883

6/97                                                            15,057            14,467            14,825

6/96                                                            14,069            13,592            13,827

6/95                                                            13,330            12,931            13,083

6/94                                                            12,317            12,112            12,334

6/93                                                            12,163            12,192            12,325

6/92                                                            10,983            10,913            11,061

7/91                                                          $ 10,000           $10,000           $10,000

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                  Since
                                                Inception
                        1 Year      5 Year      (2/18/92)
  Class A                6.87%       4.97%        6.30%
  Class A*               2.10%       4.01%        5.53%

* Reflects 4.50% Sales Charge.

                                             VALUE OF $10,000 INVESTMENT

                                                                            Lipper
                                                          Lehman         Intermediate
                Measurement Period                   Brothers 7 Year    Municipal Bond
               (Fiscal Year Covered)                  Municipal Bond     Funds Index     Class A*         Class A
2/92                                                  $10,000           $10,000           $ 9,550         $10,000

6/92                                                   10319             10,311             9,925          10,393

6/93                                                   11428             11,331            11,056          11,577

6/94                                                   11572             11,443            11,051          11,572

6/95                                                   12525             12,218            11,691          12,242

6/96                                                   13218             12,842            12,327          12,908

6/97                                                   14,147            13,669            13,183          13,805

6/98                                                  $15,185           $14,619           $14,082         $14,753

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (1/14/94)
  Class B                   6.20%        4.05%
  Class B**                 2.20%        3.66%

** Reflects Applicable Contingent Deferred Sales Charge.

                                             VALUE OF $10,000 INVESTMENT

                                                                            Lipper
                                                          Lehman         Intermediate
                Measurement Period                   Brothers 7 Year    Municipal Bond
               (Fiscal Year Covered)                  Municipal Bond     Funds Index     Class B**          Class B
1/94                                                  $10000            $10,000           $10,000           $10,000

6/94                                                    9622              9,601             9,598             9,598

6/95                                                   10413             10,251            10,095            10,095

6/96                                                   10990             10,775            10,578            10,578

6/97                                                   11762             11,469            11,241            11,241

6/98                                                  $12625            $12,266           $11,739           $11,937

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The fund's income may be subject to the federal alternative minimum tax.

The performance of the Ohio Municipal Bond Fund is measured against the Lehman Brothers 7 Year Municipal Bond Index, an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

The Lipper Intermediate Municipal Bond Funds Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

                  The One Group Louisiana Municipal Bond Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

HOW DID THE FUND PERFORM?
The One Group Louisiana Municipal Bond Fund Fiduciary share class posted a total return of 6.62% for the year ended June 30, 1998. (For information on other share classes and performance comparisons to indexes, please see page 16.)

There was strong volatility during the first six months of 1998, and interest rates ended the fiscal year modestly lower. The 30-day SEC yield on the Fund's Fiduciary share class followed suit, declining to 3.90% on June 30, 1998, compared to 4.16% on June 30, 1997. (For investors in the 39.6% federal income tax bracket and the 6.0% Louisiana state bracket, the June 30, 1998, yield translates into a 6.88% tax-equivalent yield.)

HOW DID INCOME AND PRICE APPRECIATION INFLUENCE TOTAL RETURN?
Price appreciation accounted for 1.58% of the Fund's one-year return, which essentially matched the interest rate movement in the general market. But, the major contributor to the Fund's strong performance was income, which accounted for 5.04% of the Fund's total return. The Fund's older, higher-coupon bonds contributed to the income return, while the non-callable, zero-coupon holdings accounted for much of the price appreciation.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS
The supply of bonds available in Louisiana can be limited. Because of this, we can't favor or exclude particular market sectors. We must consider bonds in all market sectors, focusing on high-quality, full-coupon (at par or a slight premium price), intermediate-term (maturing in nine to 15 years) securities with good call structures. (Call refers to a bond issuer's right to repay, or "call," the bond prior to its maturity date.) Bonds with these characteristics should provide a higher level of income and better price protection if interest rates begin to rise. These bonds also should experience some positive price performance if rates decline modestly.

We also maintained our "buy and hold" strategy, which proved successful during the year, as it was the older, higher-coupon bonds purchased in prior years that strengthened the Fund's income return.

Furthermore, we slightly lengthened the Fund's duration to 5.4 years, from 5.1 years on June 30, 1997. This helped enhance the Fund's yield and kept the Fund's price performance from lagging that of the general market. (Duration is a measure of a fund's price sensitivity to interest rate changes. A longer duration indicates greater price movement; a shorter duration indicates less.)

Finally, we attempted to remain nearly fully invested during the year, which helped enhance the Fund's income stream and extend the Fund's duration. Throughout the year, the portfolio's cash position generally was less than $1 million.

DID THE FUND'S QUALITY CHANGE DURING THE YEAR?
The Fund's average quality remained high during the year, with 79% of the portfolio rated AA or better, approximately the same as that of a year ago. This good credit quality rating primarily was due to the fact that most of the Fund's bonds were escrowed or insured.

WHAT IS YOUR OUTLOOK FOR THE FUND?
We expect the current market volatility to continue over the coming months, as the struggle between domestic growth and concerns over several important foreign economies will continue to play out. This volatility likely will be accompanied by a modest downward trend in interest rates over the near term. There are fears that inflation may heat up, but evidence of this actually happening has not surfaced.

                  The One Group Louisiana Municipal Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

Given this outlook, we expect to maintain our current Fund strategies. We will continue to focus on keeping the income stream as high as possible, because overall price performance should be muted with rates as low as they are.

/s/ David M. Sivinski
David M. Sivinski, CFA
Fund Manager

/s/ Gary J. Madich
Gary J. Madich, CFA
Senior Managing Director of Fixed-Income Securities

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                  The One Group Louisiana Municipal Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                  Since
                                                Inception
                        1 Year      5 Year      (12/29/89)
  Fiduciary              6.62%       5.26%        6.81%

                                          VALUE OF $10,000 INVESTMENT

                                                                                     Lipper
                                                                   Lehman         Intermediate
                     Measurement Period                       Brothers 7 Year    Municipal Bond
                   (Fiscal Year Covered)                       Municipal Bond     Funds Index        Fiduciary
6/98                                                           $18,262           $17,353           $17,509

6/97                                                            17,013            16,225            16,422

6/96                                                            15,896            15,244            15,375

6/95                                                            15,062            14,503            14,584

6/94                                                            13,917            13,584            13,685

6/93                                                            13,743            13,450            13,550

6/92                                                            12,410            12,239            12,295

6/91                                                            11,187            11,098            11,182

6/90                                                            10,274            10,248            10,339

12/89                                                          $10,000           $10,000           $10,000

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                  Since
                                                Inception
                        1 Year      5 Year      (12/29/89)
  Class A                6.35%       5.14%        6.74%
  Class A*               1.53%       4.18%        6.17%

* Reflects 4.50% Sales Charge.

                          VALUE OF $10,000 INVESTMENT

                                                                            Lipper
                                                          Lehman         Intermediate
                Measurement Period                   Brothers 7 Year    Municipal Bond
               (Fiscal Year Covered)                  Municipal Bond     Funds Index      Class A*          Class A
12/89                                                 $10,000              $10,000           $ 9,550           $10,000

6/90                                                   10,274               10,248             9,873            10,339

6/91                                                   11,187               11,098            10,679            11,182

6/92                                                   12,410               12,239            11,742            12,295

6/93                                                   13,743               13,450            12,940            13,550

6/94                                                   13,917               13,584            13,069            13,685

6/95                                                   15,062               14,503            13,928            14,584

6/96                                                   15,896               15,244            14,673            15,365

6/97                                                   17,013               16,225            15,634            16,371

6/98                                                  $18,262              $17,353           $16,629           $17,410

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (9/16/94)
  Class B                   5.69%        5.57%
  Class B**                 1.69%        4.88%

** Reflects Applicable Contingent Deferred Sales Charge.

                                                  VALUE OF $10,000 INVESTMENT

                                                                            Lipper
                                                          Lehman         Intermediate
                Measurement Period                   Brothers 7 Year    Municipal Bond
               (Fiscal Year Covered)                  Municipal Bond     Funds Index        Class B**          Class B
9/94                                                  $10,000              $10,000           $10,000           $10,000

6/95                                                   10,824               10,735            10,482            10,482

6/96                                                   11,424               11,283            10,970            10,970

6/97                                                   12,226               12,010            11,614            11,614

6/98                                                  $13,123              $12,845           $11,976           $12,276

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The fund's income may be subject to the federal alternative minimum tax.

The above-quoted performance data includes the performance of the Paragon Louisiana Tax-Free Fund for the period prior to the commencement of operations of The One Group Louisiana Municipal Bond Fund on March 26, 1996. Performance for the Fiduciary Shares is based on Class A Share performance adjusted to reflect the absence of sales charges.

The performance of the Louisiana Municipal Bond Fund is measured against the Lehman Brothers 7 Year Municipal Bond Index, an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

The Lipper Intermediate Municipal Bond Funds Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

                The One Group West Virginia Municipal Bond Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

PERFORMANCE
The One Group West Virginia Municipal Bond Fund Fiduciary share class posted a total return of 7.36% for the year ended June 30, 1998. (For information on other share classes and performance comparisons to indexes, please see page 19.)

There was strong volatility during the first six months of 1998, and interest rates ended the fiscal year modestly lower. The 30-day SEC yield on the Fund's Fiduciary share class also fell, declining to 4.13% on June 30, 1998, compared to 4.33% on June 30, 1997. (For investors in the 39.6% federal income tax bracket and the 6.5% West Virginia state bracket, the June 30, 1998, yield translates into a 7.31% tax-equivalent yield.)

HOW DID INCOME AND PRICE APPRECIATION INFLUENCE TOTAL RETURN?
The major contributor to the Fund's strong performance was income, which accounted for 5.17% of the Fund's total return. Price appreciation accounted for 2.19% of the Fund's one-year return, a figure that slightly exceeded the interest rate movement in the general market. The Fund's older, higher-coupon bonds contributed to the income return, while the non-callable, zero-coupon holdings accounted for much of the price appreciation.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
Because this is a single-state fund, our investment selections primarily are limited to bonds issued in West Virginia. And, because the supply of such bonds is limited, we must consider alternatives in all market sectors. To help us uncover the best candidates for investment, we focus on high-quality, full-coupon (at par or a slight premium price), intermediate-term (maturing in nine to 15 years) securities with good call structures. (Call refers to a bond issuer's right to repay, or "call," the bond prior to its maturity date.) Bonds with these characteristics should provide a higher level of income and better price protection if interest rates begin to rise. These bonds also should experience some positive price performance if rates decline modestly.

We also maintained our "buy and hold" strategy, which proved successful during the year. It was the older, higher-coupon bonds purchased in prior years that strengthened the Fund's income return.

Furthermore, we lengthened the Fund's duration to 5.9 years, from 5.0 years on June 30, 1997. This helped enhance the Fund's yield and kept the Fund's price performance from lagging that of the general market. (Duration is a measure of a fund's price sensitivity to interest rate changes. A longer duration indicates greater price movement; a shorter duration indicates less.)

Finally, we attempted to remain nearly fully invested during the year, which helped enhance the Fund's income stream and extend the Fund's duration. Throughout the year, the portfolio's cash position generally was less than $1 million.

DID THE FUND'S MATURITY CHANGE DURING THE YEAR?
Along with the duration, the Fund's average maturity increased during the year--from 9.4 years on June 30, 1997, to 10.6 years on June 30, 1998.

WHAT ABOUT QUALITY?
The Fund's average quality remained high during the year, with 82% of the portfolio rated AA or better, above the 76% level one year ago.

WHAT IS YOUR OUTLOOK FOR THE FUND?
We expect the current market volatility to continue over the coming months, as the struggle between domestic growth and concerns over several important foreign economies will continue to play out. This volatility likely will be accompanied by a modest downward trend in interest rates over the near term. There are fears that inflation may heat up, but evidence of this actually happening has not surfaced.

                The One Group West Virginia Municipal Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

Given this outlook, we expect to maintain our current Fund strategies. We will continue to focus on keeping the income stream as high as possible, because overall price performance should be muted with rates as low as they are.

/s/ David M. Sivinski
David M. Sivinski, CFA
Fund Manager

/s/ Gary J. Madich
Gary J. Madich, CFA
Senior Managing Director of Fixed-Income Securities

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                The One Group West Virginia Municipal Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998
          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                       Since
                                                     Inception
                       1 Year    5 Year    10 Year  (12/31/83)
  Fiduciary             7.36%     5.62%     6.69%      7.39%

                                          VALUE OF $10,000 INVESTMENT

                                                                                     Lipper
                                                                   Lehman         Intermediate
                     Measurement Period                       Brothers 7 Year    Municipal Bond
                   (Fiscal Year Covered)                       Municipal Bond     Funds Index        Fiduciary
6/98                                                           $17,468            $19,444            $19,103

6/97                                                            16,274             18,180             17,792

6/96                                                            15,560             17,080             16,574

6/95                                                            15,077             16,250             15,847

6/94                                                            14,200             15,220             15,000

6/93                                                            14,218             15,070             14,532

6/92                                                            13,386             13,714             13,442

6/91                                                            12,449             1,2435             12,370

6/90                                                            11,761             11,482             11,505

6/89                                                            11,139             10,813             10,761

6/88                                                           $10,000            $10,000            $10,000

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                       Since
                                                     Inception
                       1 Year    5 Year    10 Year  (12/31/83)
  Class A               6.98%     5.42%     6.45%      7.15%
  Class A*              2.16%     4.45%     5.96%      6.82%

* Reflects 4.50% Sales Charge.

                          VALUE OF $0,000 INVESTMENT

                                                                            Lipper
                                                          Lehman         Intermediate
                Measurement Period                   Brothers 7 Year    Municipal Bond
               (Fiscal Year Covered)                  Municipal Bond     Funds Index      Class A*          Class A
6/88                                                  $10,000           $10,000           $ 9,550           $10,000

6/89                                                   11,139            10,813            10,246            10,728

6/90                                                   11,761            11,482            10,942            11,457

6/91                                                   12,449            12,435            11,735            12,288

6/92                                                   13,386            13,714            12,722            13,322

6/93                                                   14,218            15,070            13,709            14,355

6/94                                                   14,200            15,220            14,114            14,779

6/95                                                   15,077            16,250            14,875            15,576

6/96                                                   15,560            17,080            15,522            16,254

6/97                                                   16,274            18,180            16,684            17,470

6/98                                                  $17,468           $19,444           $17,850           $18,691

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998


                                                     Inception
                       1 Year    5 Year    10 Year  (12/31/83)
  Class B               6.57%     4.76%     5.79%      6.47%
  Class B**             2.57%     4.59%     5.79%      6.47%

** Reflects Applicable Contingent Deferred Sales Charge

                         VALUE OF $10,000 INVESTMENT

                                                                   Lipper
                                                                Intermediate
                Measurement Period                   BrYear    Municipal Bond
               (Fiscal Year Covered)                  MBond     Funds Index        Class B**          Class B
6/88                                                 $10,000       $10,000           $10,000           $10,000

6/89                                                  11,139        10,813            10,674            10,674

6/90                                                  11,761        11,482            11,316            11,316

6/91                                                  12,449        12,435            12,070            12,070

6/92                                                  13,386        13,714            13,001            13,001

6/93                                                  14,218        15,070            13,916            13,916

6/94                                                  14,200        15,220            14,237            14,237

6/95                                                  15,077        16,250            14,895            14,895

6/96                                                  15,560        17,080            15,457            15,457

6/97                                                  16,274        18,180            16,475            16,475

6/98                                                 $17,468       $19,444           $17,557           $17,557

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The fund's income may be subject to the federal alternative minimum tax.

The above-quoted performance data includes the performance of the West Virginia Municipal Bond Collective Trust Fund for the period prior to the commencement of operations of The West Virginia Municipal Bond Fund on January 20, 1997, adjusted to reflect the deduction of fees and expenses (absent any waivers) applicable to the Fiduciary, Class A and Class B shares of the West Virginia Municipal Bond Fund. The West Virginia Municipal Bond Collective Trust Fund was not registered under the Investment Company Act of 1940 ("1940 Act") and, therefore, was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code. If the West Virginia Municipal Bond Collective Trust Fund had been registered under the 1940 Act, its performance may have been adversely affected.

The performance of the West Virginia Municipal Bond Fund is measured against the Lehman Brothers 7 Year Municipal Bond Index, an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

The Lehman Brothers 7 Year Municipal Bond Index for all classes consists of the average monthly returns of the Lehman Brothers Municipal Bond Index from June 1988 through December 1989. Thereafter, the data are from the Lehman Brothers 7 Year Municipal Bond Index which corresponds with the initiation of the Index on January 1, 1990.

The Lipper Intermediate Municipal Bond Funds Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

                   The One Group Arizona Municipal Bond Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

HOW DID THE FUND PERFORM?
The One Group Arizona Municipal Bond Fund Fiduciary share class offered a total return of 6.58% for the year ended June 30, 1998. (For information on other share classes and performance comparisons to indexes, please see page 21.)

The municipal market continued to take a back seat to the equity and taxable bond markets during the past 12 months. Nevertheless, municipal securities showed marginal improvement during the year, as yields declined due to the favorable inflation and monetary policy scenarios. As a result, prices on municipal bonds generally increased, and the Fund's net asset value (NAV) increased by 0.89%.

The Fund's Fiduciary share class 30-day SEC yield declined from 4.36% on June 30, 1997, to 3.82% on June 30, 1998. (For investors in the 39.6% federal income tax bracket and the 5.2% Arizona state bracket, the June 30 yield translates into a 6.67% tax-equivalent yield.)

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
In a declining interest rate environment, the call date on portfolio securities takes on added importance. (The call date refers to the first date on which the bond issuer can redeem outstanding bonds before the maturity date.) When rates are falling, bond issuers want to "call" their bonds in order to refinance their debt at lower interest rates. As such, shorter call dates can inhibit a security's price improvement when interest rates are declining.

Because of this, we took steps to improve the Fund's call protection. We increased the Fund's average life from 7.0 years to 7.8 years, and we extended the Fund's duration from 5.4 years to 6.0 years. (Average life refers to the average period for which the individual bonds held in a fund mature or repay their face amounts. Duration is a measure of a fund's sensitivity to interest rate changes. A longer duration indicates greater sensitivity; a shorter duration indicates less.) We accomplished this by selling short-maturity, high-coupon bonds and using the proceeds to purchase 12-to 15-year maturities at small discounts and with better call protection. Having a slightly longer duration allowed the Fund to capture additional price appreciation in the declining rate environment. In addition, we added higher yielding mortgage-backed and hospital-related bonds to maintain the Fund's income flow.

DID THE FUND'S QUALITY CHANGE DURING THE YEAR?
The Fund's overall quality remained unchanged during the year, with nearly 50% of the securities insured and approximately 90% rated AA or better.

WHAT IS YOUR OUTLOOK FOR THE FUND?
While we expect the general trend of lower interest rates to continue, we do not anticipate making substantial changes to the portfolio. We will continue to maintain a portfolio of quality issues with a maturity structure that seeks to reduce credit risk and price fluctuations.

We expect the U.S. economy to continue growing, but at a slower pace. This should alleviate the threat of tighter monetary policy from the Federal Reserve. As such, we see a continuation of the pattern established two years ago--modest price appreciation on the Fund's NAV, with the substantial portion of return coming from income.

/s/ Todd Curtis
Todd Curtis, CFA
Fund Manager

/s/ Gary J. Madich
Gary J. Madich, CFA
Senior Managing Director of Fixed-Income Securities

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                   The One Group Arizona Municipal Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998
          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                       Since
                                                     Inception
                       1 Year    5 Year    10 Year  (11/30/79)
  Fiduciary             6.58%     5.28%     7.01%      7.34%

                                     VALUE OF $10,000 INVESTMENT

                                                                                     Lipper
                                                                   Lehman         Intermediate
                     Measurement Period                       Brothers 7 Year    Municipal Bond
                   (Fiscal Year Covered)                       Municipal Bond     Funds Index        Fiduciary
6/98                                                           $17,468              $19,444            $19,688

6/97                                                            16,274               18,180             18,473

6/96                                                            15,560               17,080             17,217

6/95                                                            15,077               16,250             16,552

6/94                                                            14,200               15,220             15,475

6/93                                                            14,218               15,070             15,224

6/92                                                            13,386               13,714             13,877

6/91                                                            12,449               12,435             12,531

6/90                                                            11,761               11,482             11,597

6/89                                                            11,139               10,813             10,951

6/88                                                           $10,000              $10,000            $10,000

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                       Since
                                                     Inception
                       1 Year    5 Year    10 Year  (11/30/79)
  Class A               6.30%     4.72%     6.60%      6.99%
  Class A*              1.52%     3.76%     6.10%      6.73%


* Reflects 4.50% Sales Charge.

                                     VALUE OF $10,000 INVESTMENT

                                                                            Lipper
                                                          Lehman         Intermediate
                Measurement Period                   Brothers 7 Year    Municipal Bond
               (Fiscal Year Covered)                  Municipal Bond     Funds Index      Class A*          Class A
6/88                                                  $10,000           $10,000           $ 9,550           $10,000

6/89                                                   11,139            10,813            10,439            10,931

6/90                                                   11,761            11,482            11,010            11,529

6/91                                                   12,449            12,435            11,882            12,442

6/92                                                   13,386            13,714            13,124            13,743

6/93                                                   14,218            15,070            14,366            15,043

6/94                                                   14,200            15,220            14,551            15,237

6/95                                                   15,077            16,250            15,525            16,256

6/96                                                   15,560            17,080            16,129            16,889

6/97                                                   16,274            18,180            17,018            17,819

6/98                                                  $17,468           $19,444           $18,089           $18,941

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998


                                                       Since
                                                     Inception
                       1 Year    5 Year    10 Year  (11/30/79)
  Class B               2.67%     3.41%     5.60%    6.13%
  Class B**            -1.33%     3.24%     5.60%    6.13%


** Reflects Applicable Contingent Deferred Sales Charge.

                                     VALUE OF $10,000 INVESTMENT

                                                                     Lipper
                                                   Lehman          Intermediate
                Measurement Period              Brothers 7 Year    Municipal Bond
               (Fiscal Year Covered)            Municipal Bond     Funds Index      Class B**       Class B
6/88                                              $10,000          $10,000          $10,000          $10,000

6/89                                               11,139           10,813           10,865           10,865

6/90                                               11,761           11,482           11,381           11,381

6/91                                               12,449           12,435           12,212           12,212

6/92                                               13,386           13,714           13,410           13,410

6/93                                               14,218           15,070           14,575           14,575

6/94                                               14,200           15,220           14,675           14,675

6/95                                               15,077           16,250           15,557           15,557

6/96                                               15,560           17,080           16,039           16,039

6/97                                               16,274           18,180           16,788           16,788

6/98                                              $17,468          $19,444          $17,237          $17,237

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The fund's income may be subject to the federal alternative minimum tax.

The above-quoted performance data includes the performance of the Arizona Municipal Bond Collective Trust Fund for the period prior to the commencement of operations of the Arizona Municipal Bond Fund on January 20, 1997, adjusted to reflect the deduction of fees and expenses (absent any waivers) applicable to the Fiduciary, Class A and Class B shares of the Arizona Municipal Bond Fund. The Arizona Municipal Bond Collective Trust Fund was not registered under the Investment Company Act of 1940 ("1940 Act") and, therefore, was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code. If the Arizona Municipal Bond Collective Trust Fund had been registered under the 1940 Act, its performance may have been adversely affected.

The performance of the Arizona Municipal Bond Fund is measured against the Lehman Brothers 7 Year Municipal Bond Index, an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

The Lehman Brothers 7 Year Municipal Bond Index for all classes consists of the average monthly returns of the Lehman Brothers Municipal Bond Index from June 1988 through December 1989. Thereafter, the data are from the Lehman Brothers 7 Year Municipal Bond Index which corresponds with the initiation of the Index on January 1, 1990.

The Lipper Intermediate Municipal Bond Funds Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1998
(Amounts in Thousands)

PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS (97.9%):
Alaska (0.2%):
 $ 1,000    Anchorage, GO, 6.00%, 10/1/10,
              FGIC...............................  $  1,130
                                                   --------
Arizona (2.5%):
   1,000    Educational Loan Marketing Corp.,
              AMT, 7.30%, 9/1/03, Callable 9/1/99
              @ 102, MBIA........................     1,053
   1,000    Educational Loan Marketing Corp.,
              AMT, 7.35%, 9/1/04, Callable 9/1/99
              @ 102, MBIA........................     1,054
     775    Educational Loan Marketing Corp.,
              AMT, 7.38%, 9/1/05, Callable 9/1/99
              @ 102, MBIA........................       817
   1,385    Maricopa City Industrial Development
              Revenue, Coral Apartments Project
              Bg, AMT, 5.10%, 3/1/28, Callable
              3/1/06 @ 101.......................     1,379
   1,105    Maricopa County Development
              Authority, Multi-Family Housing,
              5.65%, 1/1/09, Callable 1/1/07
              @ 101..............................     1,136
   1,280    Maricopa County Development
              Authority, Multi-Family Housing,
              6.05%, 7/1/17, Callable 1/1/07
              @ 101..............................     1,325
   2,835    Phoenix Airport Revenue, AMT, Series
              D, 6.00%, 7/1/06, MBIA.............     3,101
     700    Phoenix Industrial Development
              Authority, 6.00%, 12/1/10, Callable
              12/1/03 @ 102......................       738
   2,060    Pima County, Industrial Development
              Authority, 5.45%, 4/1/10, Callable
              4/1/07 @ 102, MBIA.................     2,188
                                                   --------
                                                     12,791
                                                   --------
Arkansas (0.6%):
   1,000    Jefferson County, Pollution Control
              Revenue, 5.60%, 10/1/17, Callable
              12/1/02 @ 102......................     1,012
   1,060    Sebastian County, Community Junior
              College, 5.35%, 4/1/10, Callable
              4/1/07 @ 101, AMBAC................     1,117
   1,000    State Capital Appreciation, Series
              97A, 0.00%, 6/1/14.................       447
     300    State Development Authority, Single
              Family Mortgage Revenue, Series G,
              5.50%, 1/1/10......................       310
                                                   --------
                                                      2,886
                                                   --------

PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
California (5.8%):
 $ 2,000    ABAG Finance Authority for Nonprofit
              Corp., 5.75%, 10/1/17, Callable
              10/1/07 @ 102......................  $  2,067
   2,000    ABAG Finance Authority for Nonprofit
              Corp., Multi-Family Housing
              Revenue, AMT, 5.70%, 11/1/26,
              Callable 11/1/06 @ 100.............     2,114
   1,945    ABAG Finance Authority, Multi-Family
              Housing Revenue, AMT, 6.75%,
              4/20/07, GNMA......................     2,135
     500    Castaic Lake Water Agency,
              Certificates Partnership, Water
              System Improvement Project, 7.00%,
              8/1/04, Callable 8/1/00 @ 102,
              MBIA...............................       541
   3,500    Long Beach Harbor, Series A, AMT,
              6.00%, 5/15/12, FGIC...............     3,922
   1,750    Riverside County, 5.75%, 6/1/09......     1,939
   3,000    Sacramento Municipal Utility
              District, 5.40%, 11/15/06, Callable
              11/15/03 @ 102, FSA................     3,192
   1,000    San Francisco City & County Airports,
              Common International Airport
              Revenue, 6.30%, 5/1/11, Callable
              5/1/02 @ 102, AMBAC................     1,084
   1,000    Southern Public Power Authority,
              Transmission Project, Revenue,
              0.00%, 7/1/15, MBIA................       424
   1,000    State, 7.00%, 10/1/07, GO............     1,194
   1,400    Statewide Community Development,
              2.40%, 1/1/09, Callable 1/1/04 @
              102, AMBAC.........................     1,389
   1,270    Statewide Community Development
              Authority, Multi-Family Revenue,
              Cudahy Gardens Project, Series I,
              AMT, 5.10%, 10/1/12, Callable
              4/1/03 @ 102, LOC: Swiss Bank......     1,275
   2,100    Statewide Community Development
              Authority, Multi-Family Revenue,
              Riverside Gardens Project, Series
              J, AMT, 5.10%, 10/1/12, Callable
              4/1/03 @ 102, LOC: Swiss Bank......     2,108
   4,390    Statewide Community Development
              Authority, SeriesA-2, Revenue,
              4.90%, 5/15/25, GO.................     4,418
   2,000    Statewide Community Development
              Authority, Series A-3, Revenue,
              5.10%, 5/15/25, Callable 7/1/08 @
              101, GO............................     2,015
                                                   --------
                                                     29,817
                                                   --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Colorado (9.1%):
 $ 3,290    Arapahoe County, Capital
              Improvements, Project E-470, 0.00%,
              8/31/03............................  $  2,638
   1,135    Arapahoe County, School District #001
              Englewood, 0.00%, 11/1/09..........       677
     885    Denver City & County, Airport
              Revenue, AMT, 6.75%, 11/15/03,
              Callable 11/15/02 @ 102, MBIA......       971
   2,000    Denver City & County, Airport
              Revenue, Series B, AMT, 5.75%,
              11/15/09, Callable 11/15/06 @ 102,
              MBIA...............................     2,166
   9,750    Denver City & County, School District
              #1, GO, 0.00%, 12/1/06.............     6,693
   1,000    Denver City & County, School
              District, #001, GO Refunding,
              6.50%,
              12/1/10............................     1,182
   3,000    El Paso County, School District,
              7.13%, 12/1/19, Callable 12/1/07 @
              125................................     3,844
   1,135    Health Facilities Authority Revenue,
              6.40%, 1/1/10, Callable 1/1/07
              @ 101..............................     1,193
   4,255    Highlands Ranch Metro District #004,
              GO, 5.25%, 12/1/15, Callable
              12/1/08 @ 101, AMBAC...............     4,322
   1,320    Housing Finance Authority Single
              Family Program, Series C-2,
              Revenue, 5.15%, 11/1/16, Callable
              5/1/08 @ 102.......................     1,320
     240    Housing Finance Authority, AMT,
              5.63%, 5/1/04......................       250
   3,220    Housing Finance Authority, GO, Series
              A, 6.40%, 8/1/06, Callable 8/1/02 @
              102, MBIA..........................     3,418
   4,000    Housing Finance Authority,
              Multi-Family Program, 5.65%,
              10/1/15............................     4,103
     565    Housing Finance Authority, Refunding,
              Single Family, Series D, 5.65%,
              12/1/04, Callable 5/1/03 @ 100.....       585
   3,250    Housing Finance Authority, Series 97
              B-3, 6.80%, 11/1/28, Callable
              5/1/07 @ 105.......................     3,647
     505    Housing Finance Authority, Single
              Family Program, Series F, AMT,
              6.75%, 12/1/04.....................       526
     500    Jefferson County, Partnership, 6.45%,
              12/1/04, Callable 12/1/02 @ 102,
              MBIA...............................       554
   4,000    Meridian Metropolitan District,
              7.50%, 12/1/11, Callable 12/1/01 @
              101................................     4,365
     325    Mountain Village Metropolitan
              District, San Miguel County, 8.10%,
              12/1/11, Callable 12/1/02 @ 101....       372

PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $   675    Mountain Village Metropolitan
              District, San Miguel County, 8.10%,
              12/1/11, Prerefunded 12/1/02 @
              101................................  $    787
     980    Pueblo County, Single Family Mortgage
              Revenue, 6.40%, 11/1/13, Callable
              11/1/04 @ 102......................     1,026
   1,250    Summit County, School District #1,
              Refunding, 6.75%, 12/1/04, FGIC....     1,422
                                                   --------
                                                     46,061
                                                   --------
Connecticut (1.6%):
   1,000    Bridgeport, Refunding, 6.50%, 9/1/08,
              AMBAC..............................     1,167
   1,015    State Health & Educational
              Facilities, Series 97E, 5.50%,
              7/1/09, Callable 7/1/07 @ 102......     1,074
   1,695    State Housing Finance Authority,
              6.70%, 11/15/12, Callable 11/15/02
              @ 102..............................     1,833
   1,575    State, GO, Series A, 5.30%, 5/15/10,
              Callable 5/15/06 @ 101.............     1,655
   2,475    State, GO, Series B, 6.00%,
              10/1/05............................     2,737
                                                   --------
                                                      8,466
                                                   --------
Florida (7.1%):
   1,220    Broward County, Housing Authority,
              5.55%, 7/1/09, Callable 7/1/06
              @ 102..............................     1,269
   1,500    Cape Coral, Special Obligation
              Revenue, Water Improvements,
              Special Assessment--Water Utility,
              6.38%, 6/1/09, Callable 6/1/02 @
              102, FSA...........................     1,645
   1,270    Clay County, Housing Finance
              Authority Revenue, Single Family
              Mortgage, AMT, 6.20%, 9/1/11,
              Callable 3/1/05 @ 102..............     1,342
     990    Clay County, Housing Finance
              Authority Revenue, Single Family
              Mortgage, AMT, 6.25%, 9/1/13,
              Callable 3/1/05 @ 102..............     1,047
   1,750    Clay County, Housing Financial
              Authority, AMT, 5.25%, 10/1/07,
              Callable 4/1/07 @ 102..............     1,806
   1,000    Dade County, Aviation Revenue, Series
              A, 6.00%, 10/1/08, Callable 10/1/05
              @ 102, AMBAC.......................     1,112
   1,155    Department of Corrections, Okeechobee
              Correctional Facilities, 6.00%,
              3/1/06, Callable 3/1/05 @ 102,
              AMBAC..............................     1,279
   2,000    Escambia County, Housing Finance
              Authority, Multi-Family Housing
              Revenue, 5.75%, 4/1/04, Callable
              12/30/03 @ 100, GNMA...............     2,053

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Florida, continued:
 $ 3,635    Hialeah Housing Authority Revenue,
              5.80%, 6/20/33, Callable 6/20/08 @
              105, GNMA..........................  $  3,819
   1,185    Indian River County, Hospital
              Revenue, 5.95%, 10/1/09, Callable
              1/1/07 @ 102, FSA..................     1,317
   1,285    Indian River County, Hospital
              Revenue, 6.00%, 10/1/10, Callable
              1/1/07 @ 102, FSA..................     1,415
     180    Manatee County, Housing Finance
              Authority, Mortgage Revenue, 6.38%,
              11/1/05............................       185
   3,000    Miami-Dade County, Housing Finance
              Authority, Single Family Revenue,
              5.90%, 6/1/25, Callable 6/1/08 @
              103, FHLMC.........................     3,150
   4,850    Miami-Dade County Housing, Revenue,
              5.80%, 10/1/12.....................     5,171
   1,000    Orlando Water & Electricity Revenue,
              8.00%, 4/1/03......................     1,165
   2,830    Pinellas County Housing Authority,
              Revenue, AMT, 6.30%, 3/1/29,
              Callable 9/1/07 @ 102, GNMA/FNMA...     3,036
   1,060    Santa Rosa Bay Bridge Authority,
              Revenue, 0.00%, 7/1/16.............       405
   4,270    Santa Rosa Bay Bridge Authority,
              Revenue, 0.00%, 7/1/19.............     1,369
   2,255    Santa Rosa Bay Bridge Authority,
              Revenue, 0.00%, 7/1/20.............       685
   4,265    Santa Rosa Bay Bridge Authority,
              Revenue, 0.00%, 7/1/22.............     1,154
   2,920    Tampa Water & Sewer Revenue, ETM,
              0.00%, 10/1/05.....................     2,232
                                                   --------
                                                     36,656
                                                   --------
Georgia (1.2%):
   1,500    Atlanta Airport Facilities, 6.50%,
              1/1/08, AMBAC......................     1,736
   1,000    Atlanta Airport Facilities Revenue,
              Series A, 6.50%, 1/1/07, AMBAC.....     1,145
   2,000    Burke County Development Authority,
              Revenue, 3.95%, 7/01/24, Georgia
              Power Company......................     2,000

PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Georgia, continued:
 $ 1,215    Columbus Water & Sewer Revenue,
              6.30%, 5/1/06, Callable 11/1/02 @
              102, FGIC..........................  $  1,333
                                                   --------
                                                      6,214
                                                   --------
Hawaii (1.0%):
   1,000    Honolulu City & County, GO, Series A,
              5.60%, 4/1/07, FSA.................     1,083
   3,500    Honolulu City & County, GO, Series A,
              7.35%, 7/1/08......................     4,276
                                                   --------
                                                      5,359
                                                   --------
Idaho (2.6%):
   2,200    Health Facilities Authority Holy
              Cross Health System, Revenue,
              5.00%, 12/1/18, Callable 6/1/08 @
              101, MBIA..........................     2,154
   1,600    Southern Idaho Regional Solid Waste
              District, 5.45%, 11/1/13, Callable
              11/1/03 @ 101, LOC: Credit Local de
              France.............................     1,660
   1,285    Student Loan Fund Marketing
              Association, Inc., 6.40%, 10/1/99,
              GSL................................     1,313
   1,000    Student Loan Fund Marketing
              Association, Inc., AMT, 5.10%,
              4/1/02, GSL........................     1,009
   4,500    Student Loan Fund Marketing
              Association, Inc., Series C, AMT,
              5.60%, 4/01/07, Callable, 10/01/03
              @ 102, GSL.........................     4,708
   1,300    University Revenue, 5.75%, 4/1/06,
              FSA................................     1,415
   1,060    University Revenue, 5.50%, 4/1/13,
              Callable 4/1/07 @ 101, MBIA........     1,115
                                                   --------
                                                     13,374
                                                   --------
Illinois (7.2%):
   1,000    Chicago Metro Water Reclamation
              District--Greater Chicago Capital
              Improvements, GO, Pre-Refunded,
              7.25%, 12/1/12.....................     1,256
   4,245    Chicago Metro Water Reclamation
              District--Greater Chicago Capital
              Improvements, GO, Pre-Refunded,
              6.25%, 12/1/14, Callable 12/1/05 @
              100................................     4,780
   3,045    Chicago Park District, GO, 6.35%,
              11/15/08, Callable 11/15/05 @ 102,
              MBIA...............................     3,429
   2,585    Chicago Water Revenue, 6.50%,
              11/1/10, FGIC......................     3,039
   1,450    Chicago, Single Family Mortgage
              Revenue, 0.00%, 10/1/09, Callable
              10/1/05 @ 78.60, MBIA..............       729

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Illinois, continued:
 $ 1,380    Chicago, Single Family Mortgage
              Revenue, 0.00%, 10/1/09, MBIA......  $    641
     705    Decatur Economic Development, 7.75%,
              6/1/07, Callable 6/1/02 @ 102......       794
   7,225    Development Finance Authority,
              Pollution Control Revenue, 7.25%,
              6/1/11, Callable 6/1/01 @ 102......     7,832
     810    Evanston Residential Mortgage, 6.38%,
              1/1/09, Callable 7/1/02 @ 102,
              AMBAC..............................       858
   1,645    Health Facilities Authority Revenue,
              6.13%, 11/15/07, Callable 11/15/04
              @ 102, MBIA........................     1,840
   1,500    Health Facilities Authority Revenue,
              6.75%, 1/1/10, Callable 1/1/00 @
              102, FGIC..........................     1,582
   1,280    McHenry County, High School #157, GO,
              0.00%, 12/1/11, FSA................       668
   1,370    McHenry County, High School #157, GO,
              0.00%, 12/1/12, FSA................       666
   1,620    McHenry County, High School #157, GO,
              0.00%, 12/1/13, FSA................       743
   2,500    Student Assistance, Student Loan
              Revenue, Series M, AMT, 6.60%,
              3/1/07, Callable 3/1/02 @ 102......     2,669
   1,500    Winnebago County, School District
              #122, GO, 0.00%, 1/1/13, FSA.......       727
   2,500    Winnebago County, School District
              #122, GO, 0.00%, 1/1/15, FSA.......     1,078
   2,500    Winnebago County, School District
              #122, GO, 0.00%, 1/1/16, FSA.......     1,016
   3,500    Winnebago County, School District
              #122, GO, 0.00%, 1/1/17, FSA.......     1,344
   1,350    Winnebago County, School District
              #122, Harlem-Loves Park, Refunding,
              6.35%, 6/1/07, FGIC................     1,539
                                                   --------
                                                     37,230
                                                   --------
Indiana (2.9%):
   2,150    Brownsburg Industrial Building Corp.,
              Revenue, 5.50%, 2/1/15, Callable
              2/1/07 @ 102, MBIA.................     2,226
   1,000    Fort Wayne Hospital Authority,
              Parkview Memorial Hospital Project,
              Series A, 7.50%, 11/15/11, Callable
              11/15/99 @ 102, FGIC...............     1,061
   3,260    Health Facilities Financing
              Authority, Hospital Revenue, 6.00%,
              8/15/10, Callable 8/15/06 @ 102....     3,489

PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Indiana, continued:
 $ 2,820    Indianapolis Economic Development
              Revenue, Knob-in-the-Woods Project,
              6.38%, 12/1/04, Mandatory Put
              12/1/04 @ 100......................  $  3,120
     500    Lawrence Township School District,
              6.75%, 1/5/05......................       564
   1,500    New Albany Floyd County, School
              Building, 6.20%, 7/1/03............     1,634
   1,500    New Albany Floyd County, School
              Building, 6.20%, 7/1/04............     1,650
   1,000    State Vocational Technical College
              Building Facilities Fee, 6.50%,
              7/1/07, Callable 1/1/05 @ 102,
              AMBAC..............................     1,136
                                                   --------
                                                     14,880
                                                   --------
Iowa (0.8%):
     700    Des Moines Water Revenue, Series B,
              5.50%, 12/1/04, Callable 12/1/01 @
              100................................       726
   1,550    Finance Authority, 6.35%, 7/1/09,
              Callable 1/1/03 @ 102, AMBAC.......     1,639
   1,000    Finance Authority, Private College
              Revenue, 5.75%, 12/1/08, MBIA......     1,107
     795    Finance Authority, Single Family
              Mortgage Revenue, Series F, 6.15%,
              7/1/04, Callable 1/1/03 @ 102,
              AMBAC..............................       822
                                                   --------
                                                      4,294
                                                   --------
Kansas (1.0%):
   2,220    Sedgwick & Shawnee, Single Family
              Revenue, 5.50%, 6/1/29, Step
              Coupon, 6.70% after 10/1/98........     2,493
     850    Sedgwick County, Family Mortgage
              Revenue, Series A-1, 6.50%,
              12/1/16, Callable 12/1/07 @ 105,
              GNMA...............................       918
   1,750    Wichita Hospital Revenue, St. Francis
              Regional Hospital, 6.25%, 10/1/10,
              Callable 10/1/02 @ 102, MBIA.......     1,904
                                                   --------
                                                      5,315
                                                   --------
Kentucky (1.5%):
     800    Campbell & Kenton Counties,
              Sanitation District #1, 6.50%,
              8/1/05, ETM........................       884
   3,000    Economic Development Financial
              Authority, Revenue, 5.00%, 12/1/18,
              Callable 6/1/08 @ 101..............     2,946
   1,000    Kenton County, Public Properties
              Corp., 5.63%, 12/1/12, Callable
              12/1/06 @ 101......................     1,057
   1,000    Martin County Mortgage Section 8,
              Revenue, 6.25%, 7/1/23, FHA........     1,039

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $ 1,310    Owensboro Electric Light & Power
              Revenue, 0.00%, 1/1/09, BIG........  $    471
   1,000    Winchester Industrial Building,
              7.75%, 7/1/12, Callable 7/1/02 @
              102................................     1,128
                                                   --------
                                                      7,525
                                                   --------
Louisiana (1.0%):
     233    Housing Agency Mortgage Revenue,
              7.80%, 12/1/09, Callable 6/1/04 @
              105, GNMA..........................       261
     915    Housing Agency Mortgage Revenue,
              Single Family, Series D-2, AMT,
              8.00%, 6/1/27, Callable 12/1/06 @
              102, GNMA/FNMA.....................     1,008
   1,550    Public Facilities Authority Revenue,
              AMT, 6.75%, 9/1/06, Callable 9/1/02
              @ 102..............................     1,638
   2,000    St. Charles Parish Pollution Control,
              8.25%, 6/1/14, Callable 6/1/99 @
              103................................     2,125
                                                   --------
                                                      5,032
                                                   --------
Maryland (0.2%):
   1,150    Anne Arundel County, GO, Series B,
              AMT, 7.70%, 3/15/06, Callable
              3/15/99 @ 102......................     1,203
                                                   --------
Massachusetts (1.2%):
   1,650    Beverly, 6.60%, 3/15/09, Callable
              3/15/04 @ 102, FSA.................     1,863
      20    Education Loan Authority, AMT, 7.25%,
              1/1/09, Callable 1/1/01 @ 102......        21
   2,400    State, GO, Series C, 6.00%, 8/1/09...     2,715
   1,465    Worcester, GO, Series A, 6.10%,
              5/1/08, Callable 5/1/05 @ 102,
              MBIA...............................     1,645
                                                   --------
                                                      6,244
                                                   --------
Michigan (2.2%):
   2,845    Lapeer Tax Increment Finance
              Authority, Revenue, 5.50%, 6/1/12,
              Callable 6/1/08 @ 100..............     2,889
   4,000    Pittsfield Township Housing Corp
              Revenue, Series A, 6.00%, 1/1/22,
              Callable 7/1/04 @ 103..............     4,190
   2,000    State Hospital Finance Authority
              Revenue, Mercy Mount Clemens Corp.,
              6.25%, 5/15/11, Callable 5/15/01 @
              102................................     2,127
   1,500    State Hospital Finance Authority,
              Series A, 8.10%, 10/1/13, Callable
              10/1/05 @ 102......................     1,871
                                                   --------
                                                     11,077
                                                   --------

PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Minnesota (0.3%):
 $ 1,500    Northern Municipal Power Agency,
              Minnesota Electric, Series A,
              5.90%, 1/1/07, Callable 1/1/03 @
              102, AMBAC.........................  $  1,633
                                                   --------
Mississippi (0.3%):
   1,475    Home Corp., Single Family, Series D,
              5.25%, 7/1/12, Callable 7/1/07 @
              105, FNMA/GNMA.....................     1,607
                                                   --------
Missouri (2.8%):
   1,895    Carthage Waterworks & Wastewater
              Treatment Systems, 6.30%, 7/1/09,
              Callable 7/1/04 @ 101, MBIA........     2,118
   1,520    Fort Zumwalt School District, 5.20%,
              3/1/09, Callable 3/1/07 @ 100,
              AMBAC..............................     1,585
   1,735    Fort Zumwalt School District, 5.30%,
              3/1/10, Callable 3/1/07 @ 100,
              AMBAC..............................     1,810
   1,345    Kansas City Industrial Development
              Authority, Multi-Family Housing
              Revenue, Series A, AMT, 5.63%,
              7/1/05.............................     1,415
   1,430    Kansas City Municipal Corp. Revenue,
              5.40%, 1/15/08, Callable 1/15/06 @
              101, AMBAC.........................     1,521
   2,500    St. Louis Convention & Sports
              Complex, 5.50%, 8/15/13, Callable
              8/15/03 @ 102, MBIA................     2,582
   2,955    St. Louis Land Clearance
              Redevelopment Authority Housing
              Revenue, 5.95%, 7/1/22, Mandatory
              Put 4/1/07 @ 100, FNMA.............     3,179
                                                   --------
                                                     14,210
                                                   --------
Montana (1.1%):
   1,000    Health Facilities Authority Revenue,
              5.00%, 12/1/13, Callable 6/1/08 @
              101, MBIA..........................       998
   1,500    University Revenue, Facilities
              Improvement, Series E, 5.00%,
              5/15/21, Callable 5/15/08 @ 102,
              MBIA...............................     1,485
   1,000    University Revenue, Facilities
              Improvement, Series F, 4.15%,
              11/15/03, AMBAC....................       999
   1,075    University Revenue, Facilities
              Improvement, Series F, 4.20%,
              11/15/04, AMBAC....................     1,073
   1,020    University Revenue, Facilities
              Improvement, Series F, 4.30%,
              11/15/05, AMBAC....................     1,019
                                                   --------
                                                      5,574
                                                   --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Nevada (2.5%):
 $ 5,000    Clark County, Pollution Control
              Revenue, 5.30%, 10/1/11, Callable
              1/1/03 @ 102, ACA..................  $  5,105
   1,025    Douglas County, School District,
              Series A, 5.90%, 6/1/08, Callable
              6/1/02 @ 101, FGIC.................     1,100
   2,000    Las Vegas, Sewer Revenue, 6.60%,
              10/1/12, Callable 4/1/02 @ 102,
              FGIC...............................     2,208
   1,000    Municipal Bond Bank Project #20-23A,
              7.00%, 7/1/01, ETM.................     1,039
   3,010    Washoe County, School District, GO,
              6.13%, 8/1/07, Callable 8/1/02 @
              101, MBIA..........................     3,247
                                                   --------
                                                     12,699
                                                   --------
New Hampshire (0.3%):
   1,225    Higher Education & Health Facilities
              Authority Revenue, 6.25%, 1/1/06,
              Callable 7/1/04 @ 102..............     1,351
                                                   --------
New Jersey (1.1%):
   3,500    Sayreville Housing Development Corp.,
              Revenue, 6.00%, 2/1/23, Callable
              8/1/03 @ 100, FHA..................     3,679
   1,630    South Brunswick Township, 6.40%,
              8/1/07, Callable 8/1/05 @ 100,
              FGIC...............................     1,841
                                                   --------
                                                      5,520
                                                   --------
New Mexico (1.4%):
      30    Albuquerque, 7.65%, 8/15/07, FGIC....        32
   1,000    Albuquerque Airport Revenue, AMT,
              6.50%, 7/1/11, Callable 7/1/00 @
              105, AMBAC.........................     1,088
   5,455    Educational Assistance Foundation,
              Student Loan Revenue, Series A,
              AMT, 6.85%, 4/1/05, Callable 4/1/02
              @ 102, AMBAC.......................     5,947
                                                   --------
                                                      7,067
                                                   --------
New York (4.4%):
   3,100    Long Island Power Agency Authority,
              Revenue, 5.13%, 12/1/22, Callable
              6/1/08 @ 101, FSA..................     3,066
   1,500    Metropolitan Transportation
              Authority, 6.38%, 7/1/10, Callable
              7/1/02 @ 102, FGIC.................     1,655
   1,395    Nassau County, 5.63%, 8/1/03, FGIC...     1,486
   1,980    Radisson Senior Citizens Housing
              Corp. Revenue, Series A, 5.63%,
              8/1/11.............................     2,059
   1,500    State Dorm Authority, Series A,
              5.50%, 7/1/04......................     1,579

PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
New York, continued:
 $ 2,950    State Dorm Authority, Series A,
              5.50%, 7/1/05......................  $  3,111
   1,500    State Dorm Authority, Series A,
              5.50%, 7/1/06......................     1,583
   3,000    State, GO, Series B, 5.25%, 8/1/12,
              Callable 8/1/07 @ 101..............     3,054
   5,000    State, GO, Series F, 5.13%, 8/1/11,
              Callable 2/1/08 @ 101..............     5,066
                                                   --------
                                                     22,659
                                                   --------
North Carolina (0.5%):
   2,500    Educational Facilities, Wake Forest,
              5.00%, 11/1/12, Callable 11/1/07 @
              102................................     2,529
                                                   --------
North Dakota (2.5%):
   3,050    Grand Forks Sales Tax Revenue Bond,
              5.10%, 12/15/10, Callable 12/15/07
              @ 100..............................     3,154
     160    Housing Finance Agency, AMT, 6.25%,
              7/1/09, Callable 7/1/04 @ 102......       166
   3,500    Mercer County, Pollution Control
              Revenue, 6.65%, 6/1/22, Callable
              6/1/02 @ 102, FGIC.................     3,829
   2,910    State Building Authority Lease
              Revenue, Series A, 5.13%, 12/1/18,
              Callable 12/1/08 @ 100, AMBAC......     2,888
   1,505    State Building Authority Revenue,
              Series B, 5.00%, 12/1/10, Callable
              12/1/08 @ 100, AMBAC...............     1,535
   1,270    Water Development, 5.70%, 7/1/17,
              Callable 7/1/07 @ 100, AMBAC.......     1,342
                                                   --------
                                                     12,914
                                                   --------
Ohio (2.7%):
   2,000    Butler County Sewer Systems Revenue,
              4.70%, 12/1/11, Callable 12/1/08 @
              101, AMBAC.........................     1,984
   2,000    Butler County Sewer Systems Revenue,
              4.80%, 12/1/12, Callable 12/1/08 @
              101, AMBAC.........................     1,982
   2,100    Mount Vernon, Industrial Development
              Revenue, 5.90%, 3/1/03.............     2,105
   2,500    Northeast Regional Sewer District,
              5.60%, 11/15/13, Callable 11/15/05
              @ 101, AMBAC.......................     2,645
   2,470    State, Economic Development, 7.50%,
              9/1/10, Callable 9/1/02 @ 102......     2,772
   2,500    State, Higher Educational Facilities,
              0.00%, 7/1/07......................     2,531
                                                   --------
                                                     14,019
                                                   --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Oklahoma (1.8%):
 $ 2,500    Baptist Health Center, IDR, 6.25%,
              8/15/12, Callable 8/15/05 @ 102,
              AMBAC..............................  $  2,797
   1,000    Housing Finance Agency, PG-B-1,
              5.60%, 3/1/28, Callable 9/1/07 @
              102................................     1,021
   5,500    Water Reservoir Bridge State Loan
              Program Revenue, Series A-Conv,
              5.00%, 9/1/17, Callable 9/1/08
              @ 102..............................     5,443
                                                   --------
                                                      9,261
                                                   --------
Oregon (2.8%):
   2,350    Jackson County, School District #5
              Ashland, GO, 5.70%, 6/1/07, FSA....     2,576
   2,580    Lane County, School District #019,
              6.00%, 10/15/11, FGIC..............     2,924
   1,000    Lane County, School District #52
              Bethel, GO, 6.00%, 6/1/06, FSA.....     1,111
   3,630    Marion County, Oregon, 5.50%,
              10/1/05, AMBAC.....................     3,892
   1,435    Port of Portland Airport Revenue,
              Series 7-A, 6.75%, 7/1/09, Callable
              7/1/01 @ 101, MBIA.................     1,555
   2,075    Washington County, School District
              #88, GO, 6.10%, 6/1/05, Callable
              12/15/04 @ 100, FSA................     2,298
                                                   --------
                                                     14,356
                                                   --------
Pennsylvania (3.2%):
   3,200    Dauphin County, Industrial
              Development Authority, Pollution
              Control Revenue, 6.00%, 1/1/08,
              MBIA...............................     3,205
   1,085    Delaware County, Hospital Authority,
              6.00%, 12/15/20, Callable 12/1/03 @
              102................................     1,144
   1,500    Hospital Revenue Bond, 6.40%, 1/1/06,
              Callable 1/1/05 @ 102, AMBAC.......     1,682
   2,750    Indiana County, Industrial
              Development Authority, Pollution
              Control Revenue, 6.00%, 6/1/06,
              MBIA...............................     3,040
   2,350    Philadelphia Airport Revenue, Series
              A, AMT, 5.50%, 6/15/05, AMBAC......     2,484
   2,500    Philadelphia Water & Waste, 5.65%,
              6/15/12, Callable 6/15/03 @ 102,
              FGIC...............................     2,612
   2,000    State Financial Authority Revenue,
              6.60%, 11/1/09, Callable 11/1/03 @
              102, LOC: Societe Generale.........     2,218
                                                   --------
                                                     16,385
                                                   --------

PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Puerto Rico (1.0%):
 $ 5,000    Commonwealth Infrastructure, Series
              A, 5.25%, 7/1/10, Callable 7/1/08 @
              101, AMBAC.........................  $  5,292
                                                   --------
Rhode Island (0.2%):
   1,000    Housing & Mortgage Financial Corp.,
              Series 15-B, 6.20%, 10/1/06,
              Callable 4/1/04 @ 102, MBIA........     1,069
                                                   --------
South Carolina (0.8%):
   1,760    Greenville School Public Facilities,
              5.60%, 3/1/10......................     1,885
   1,045    Hilton Head Island, GO, 5.50%,
              8/1/09, MBIA.......................     1,137
      20    Jobs Economic Development Authority
              Hospital Facilities Revenue, 5.00%,
              11/1/18, Callable 5/1/08 @ 101,
              AMBAC..............................        20
     250    Piedmont, Municipal Power Agency,
              Electric Revenue, Series A, 6.55%,
              1/1/16.............................       250
   1,000    York County, School District #3, GO,
              5.40%, 3/1/08, Callable 3/1/06 @
              101, FSA...........................     1,064
                                                   --------
                                                      4,356
                                                   --------
South Dakota (0.8%):
   3,675    Health & Educational Facilities
              Authority Revenue, St. Luke's,
              6.63%, 7/1/11, Callable 7/1/01 @
              102, MBIA..........................     3,968
                                                   --------
Tennessee (1.1%):
   1,050    Chattanooga-Hamilton County, Hospital
              Authority, Hospital Revenue, 5.63%,
              10/1/09, FSA.......................     1,153
   1,460    Dyer County, Industrial Development
              Revenue, 6.00%, 2/1/07, Callable
              2/1/04 @ 102.......................     1,560
   2,000    Housing Development, 6.20%, 7/1/18,
              Callable 7/1/05 @ 102..............     2,123
   1,000    Trenton Industrial Development
              Revenue, Series A, 5.40%,
              10/1/02............................     1,002
                                                   --------
                                                      5,838
                                                   --------
Texas (7.7%):
   2,800    Austin Housing Finance Corp., Single
              Family Mortgage Revenue, AMT, ETM,
              0.00%, 12/1/11.....................     1,379
   1,000    Austin Utility Systems Revenue,
              0.00%, 5/15/08, MBIA...............       634
   1,130    Carroll Independent School District,
              GO, 0.00%, 2/15/11, PSFG...........       604

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
 $ 1,365    Carroll Independent School District,
              GO, 0.00%, 2/15/12, Callable
              2/15/08 @ 82.259, PSFG.............  $    683
   1,420    Carroll Independent School District,
              GO, 0.00%, 2/15/13, PSFG...........       667
   1,435    Carroll Independent School District,
              GO, 0.00%, 2/15/14, PSFG...........       633
   5,125    Cass County, Industrial Development
              Revenue, Series A, 5.30%, 7/1/09...     5,372
   1,215    Castleberry Independent School
              District, Public Facilities Corp.,
              5.00%, 8/15/08.....................     1,220
   5,000    Coastal Bend Health Facilities,
              Incarnate Word Health Services,
              5.93%, 11/15/13, Callable 11/15/02
              @ 102, AMBAC.......................     5,357
   3,600    Grand Prairie Health Facilities
              Refunding, Dallas/Fort Worth
              Medical Center Project, 6.50%,
              11/1/04, AMBAC.....................     4,017
   3,300    Grand Prairie Health Facilities
              Refunding, Dallas/Fort Worth
              Medical Center Project, 6.88%,
              11/1/10, AMBAC.....................     3,750
   5,000    Harris County, Capital Appreciation,
              Toll Road, Sub-Lien A, GO, 0.00%,
              8/15/03, MBIA......................     4,002
   3,700    Harris County, Capital Appreciation,
              Toll Road, Sub-Lien A, GO, 0.00%,
              8/15/05, MBIA......................     2,695
   1,455    Health Facilities Development Corp.,
              Hospital Revenue, All Saints
              Episcopal Hospital, 6.25%, 8/15/12,
              Callable 8/15/03 @ 102, MBIA.......     1,594
   1,000    Housing Agency Residential
              Development Revenue, Series D, AMT,
              8.40%, 1/1/21, Callable 7/1/99 @
              102................................     1,039
   1,000    San Antonio Electric & Gas, Series B,
              7.00%, 2/1/09, Callable 2/1/99 @
              101.5..............................     1,034
   1,145    State Higher Education Coordinating
              Board, Student Loan, AMT, 7.45%,
              10/1/06, Callable 10/1/01 @ 102....     1,233
   1,020    Tech University Revenues, 5.95%,
              2/15/13, Callable 2/15/05 @ 100,
              AMBAC..............................     1,087
   2,200    United Independent School District,
              5.25%, 8/15/14, Callable 8/15/06 @
              100................................     2,240
                                                   --------
                                                     39,240
                                                   --------

PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Utah (1.1%):
 $ 2,095    Clearfield City, GO, 5.13%, 2/1/18,
              Callable 2/1/08 @ 100, MBIA........  $  2,080
   2,000    Intermountain Power Agency, Power
              Supply Revenue, Series B, 6.50%,
              7/1/09, MBIA.......................     2,333
   1,280    State Housing Finance Authority, AMT,
              6.35%, 7/1/12, Callable 1/1/05 @
              102................................     1,356
                                                   --------
                                                      5,769
                                                   --------
Vermont (0.3%):
   1,430    University & State Agricultural
              College, Series 73 A, 5.80%,
              7/1/13.............................     1,445
                                                   --------
Virginia (0.7%):
   1,340    State Housing Development Authority,
              Commonwealth Mortgage, Series J,
              6.65%, 7/1/10, Callable 1/1/05 @
              102................................     1,435
   2,000    State Housing Development Authority,
              Series B Sub B2, 6.70%, 1/1/15,
              Callable 1/1/06 @ 102..............     2,143
                                                   --------
                                                      3,578
                                                   --------
Washington (2.7%):
   1,830    Chelan County, Public Utilities
              Revenue, 5.90%, 7/1/13, Mandatory
              Put 7/1/03 @ 102...................     1,926
   1,360    King County, School District #400,
              GO, 6.50%, 12/1/08.................     1,596
   1,084    Kitsap County, Consolidated Housing,
              7.00%, 8/20/08, GNMA...............     1,216
   1,000    Seattle Light & Power Revenue, 6.00%,
              8/1/13, Callable 8/1/02 @ 102......     1,072
   1,000    Seattle Solid Waste, Series B, 7.00%,
              5/1/03, Callable 5/1/99
              @ 102, BIG.........................     1,046
   3,000    Snohomish County, Public Utility
              District #001, Electric Revenue,
              6.00%, 1/1/13, Callable 1/1/03 @
              102, FGIC..........................     3,224
   3,500    State Nuclear Project #1, Series A,
              6.00%, 7/1/08, AMBAC...............     3,891
                                                   --------
                                                     13,971
                                                   --------
West Virginia (2.9%):
   1,320    Board of Regents Revenue, Series A,
              5.90%, 4/1/04, ETM.................     1,386
   2,495    Harrison County, Community Split
              Obligation, Series A, 6.25%,
              5/15/10............................     2,870
   3,630    Randolph County Community Health,
              Revenue, 5.20%, 11/1/21, Callable
              11/1/13 @ 100, FSA.................     3,617

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $ 3,500    School Building Authority, Series B,
              5.40%, 7/1/17, Callable 7/1/07 @
              102, FSA...........................  $  3,599
   1,150    State College Revenue, 6.00%, 4/1/12,
              Callable 4/1/03 @ 102, AMBAC.......     1,239
   1,960    State Housing Development Fund,
              Housing Finance, AMT, 7.20%,
              11/1/20, Callable 5/1/02 @ 102.....     2,114
                                                   --------
                                                     14,825
                                                   --------
Wisconsin (0.3%):
     500    Mukwonago School District, 5.80%,
              3/1/07, Prerefunded 3/1/02 @ 100,
              AMBAC..............................       529
   1,000    State, Series A, 6.30%, 5/1/07,
              Prerefunded 5/1/02 @ 100...........     1,078
                                                   --------
                                                      1,607
                                                   --------

PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Wyoming (0.9%):
 $   875    Community Development Authority
              Single Family Mortgage, Series A,
              7.25%, 6/1/07, Callable 6/1/01
              @ 102..............................  $    915
   2,000    Sweetwater County Solid Waste
              Disposal Revenue, Series A, AMT,
              7.00%, 6/1/24......................     2,231
   1,395    Sweetwater County, School District
              #2, Green River, GO, 7.00%, 6/1/04,
              MBIA...............................     1,589
                                                   --------
                                                      4,735
                                                   --------
  Total Municipal Bonds                             503,031
                                                   --------
DAILY DEMAND NOTES (0.2%):
New York (0.2%):
   1,000    Long Island Power Authority Electric
              Revenue, Series 6, 3.75%, 5/1/33...     1,000
                                                   --------
  Total Daily Demand Notes                            1,000
                                                   --------
MONTHLY DEMAND NOTES (1.5%):
California (0.4%):
   2,000    Educational Loan Marketing Corp.,
              Revenue, Series IV-C-1, 4.00%,
              1/1/33.............................     2,000
                                                   --------
Florida (1.1%):
   5,800    Educational Loan Marketing Corp.,
              Revenue, Series A, 4.00%,
              12/1/18............................     5,800
                                                   --------
  Total Monthly Demand Notes                          7,800
                                                   --------
Total (Cost $487,954) (a)                          $511,831
                                                   ========

------------

Percentages indicated are based on net assets of $513,860.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

(a) Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation.....................................  $23,972
                   Unrealized depreciation.....................................      (95)
                                                                                 -------
                   Net unrealized appreciation.................................  $23,877
                                                                                 =======

 * Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 1998.

ACA     American Capital Access
AMBAC   Insured by AMBAC Indemnity Corp.
AMT     Alternative Minimum Tax Paper
BIG     Insured by Bond Insurance Guarantee
ETM     Escrowed to Maturity
FGIC    Insured by Federal Guarantee Insurance Corp.
FNMA    Insured by Federal National Mortgage Association
FSA     Insured by Federal Security Assurance
GNMA    Insured by Government National Mortgage Association
GO      General Obligation
GSL     Guaranteed Student Loans
IDR     Industrial Development Revenue
LOC     Letters of Credit
MBIA    Insured by Municipal Bond Insurance Association
PSFG    Permanent School Funding Guarantee

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1998
(Amounts in Thousands)

PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS (98.3%):
Alabama (0.2%):
 $   540    Housing Finance Authority, Series
              A-1, 5.80%, 10/1/08, Callable
              4/1/05 @ 102, GNMA.................   $    569
   1,540    Mobile Refunding & Improvement, GO,
              0.00%, 2/15/14, Callable 2/15/08 @
              76.49, MBIA........................        688
   1,500    Mobile Refunding & Improvement, GO,
              0.00%, 8/15/14, Callable 2/15/08 @
              74.5, MBIA.........................        652
                                                    --------
                                                       1,909
                                                    --------
Alaska (1.8%):
     755    Anchorage, Series A, 5.40%, 4/1/07,
              Callable 4/1/06 @ 100, MBIA........        800
   3,570    Energy Authority, Utility Revenue,
              5.20%, 7/1/17, Callable 7/1/08 @
              100, FSA...........................      3,585
   1,005    Home Mortgage Revenue Refunding,
              8.00%, 3/1/09, Callable 3/1/02 @
              102, FNMA..........................      1,079
   8,440    State Housing Finance Corp., 0.00%,
              12/1/17, Callable 6/1/07 @ 54,
              MBIA...............................      2,653
  30,000    State Housing Finance Corp., Series
              A-2, AMT, 0.00%, 6/1/37, Callable
              12/1/07 @ 17.74....................      3,069
   2,750    Student Loan Corp., Series A, AMT,
              5.75%, 7/1/14, Callable 7/1/07 @
              100, AMBAC.........................      2,943
                                                    --------
                                                      14,129
                                                    --------
Arizona (2.7%):
  11,705    Maricopa County, Industrial
              Development Authority Revenue,
              Coral Point Apartments, Series A,
              4.95%, 3/1/28, Callable 3/1/06 @
              101................................     11,747
     325    Maricopa County, Industrial
              Development, Multi-Family Housing
              Revenue, 7.25%, 7/1/17, Callable
              7/1/07 @ 101.......................        343
   1,500    Maricopa County, Industrial
              Development, Multi-Family Housing
              Revenue, Series A, 6.25%, 7/1/27,
              Callable 1/1/07 @ 101..............      1,563
   3,000    Phoenix Industrial Development
              Authority, Single Family Mortgage,
              6.60%, 12/1/29, Callable 12/1/07 @
              101.5, GNMA/FNMA/FHLMC.............      3,292
   1,210    Pima County Industrial Development
              Authority Revenue, Wester, 5.38%,
              6/1/10.............................      1,208

PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $ 1,000    Show Low Industrial Development
              Authority Hospital Revenue, 5.50%,
              12/1/17, Callable 12/1/07 @ 102,
              ACA................................   $  1,011
   2,040    Yuma, Individual & Multi-Family
              Apartments, Series A, 5.40%,
              12/20/17, Callable 12/20/04 @ 100,
              GNMA...............................      2,059
                                                    --------
                                                      21,223
                                                    --------
Arkansas (2.0%):
     280    Drew County, Public Facilities Board,
              7.90%, 8/1/11, Callable 8/1/03 @
              103, FNMA..........................        303
     122    Drew County, Public Facilities Board,
              7.75%, 8/1/11, Callable 2/1/04 @
              100................................        130
     468    Jacksonville, Residential Housing
              Facilities Board, Single Family
              Mortgage Revenue, 7.90%, 1/1/11,
              Callable 7/1/03 @ 103..............        511
     212    Jacksonville, Residential Housing
              Facilities Board, Single Family
              Mortgage Revenue, 7.75%, 1/1/11,
              Callable 7/1/05 @ 103..............        231
     195    Lonoke County, Residential Housing
              Facilities Board, Single Family
              Mortgage Revenue, 7.38%, 4/1/11,
              Callable 4/1/03 @ 103..............        212
     564    Lonoke County, Residential Housing
              Facilities Board, Single Family
              Mortgage Revenue, Series A-2,
              7.90%, 4/1/11, FNMA................        616
   1,000    Paragould, Hospital Revenue, 6.38%,
              10/1/17, Callable 10/1/06 @ 102....      1,075
     953    Pope County, Residential Facilities,
              Housing Board Mortgage Revenue,
              Series B, 7.75%, 9/1/11, Callable
              8/1/02 @ 102, FHA..................      1,022
   1,500    State Capital Appreciation, College
              Savings, Series 97A, 0.00%,
              6/1/16.............................        596
   2,000    State Capital Appreciation, College
              Savings, Series A, 0.00%, 6/1/15...        843
   1,810    State Development Authority Revenue
              Refunding, 8.00%, 8/15/11, Callable
              8/15/01 @ 103......................      1,939
   3,650    State Development Finance Authority
              Revenue, 0.00%, 6/1/15.............      1,424
     845    State Development Finance Authority
              Revenue, Single Family Housing,
              7.75%, 4/1/21, Callable 4/1/99 @
              102, GNMA..........................        871

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
                                                          (Amounts in Thousands)

PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Arkansas, continued:
 $ 5,000    State Development Finance Authority,
              Multi-Family Mortgage Revenue,
              Series A, 5.45%, 7/1/24, Callable
              7/2/98 @ 100, MBIA.................   $  5,000
     440    Stuttgart Public Facilities Board
              Revenue, Series A-2, 7.90%, 9/1/11,
              Callable 9/1/03 @ 103..............        480
     244    Stuttgart Public Facilities Board
              Revenue, Series B, 7.75%, 9/1/11,
              Callable 3/1/06 @ 103..............        267
                                                    --------
                                                      15,520
                                                    --------
California (3.1%):
     430    ABAG Finance Authority for Nonprofit
              Corp., 5.85%, 10/1/27, Callable
              10/1/07 @ 102......................        445
   4,749    Contra Costa County, Multi-Family
              Mortgage Revenue, Crescent Park,
              Series B, 7.80%, 6/20/34, Callable
              6/20/04 @ 105, GNMA................      5,392
   1,255    Fairfield, Water Revenue, 0.00%,
              4/1/15, Callable 4/1/05 @ 56.7,
              AMBAC..............................        521
   1,690    Fresno Housing Authority, Project B,
              AMT, 5.60%, 8/1/30, Callable 8/1/07
              @ 102..............................      1,742
   1,080    Housing Finance Agency Revenue, Home
              Mortgage, AMT, 7.50%, 2/1/23,
              Callable 8/1/05 @ 102, FHA.........      1,187
      15    Housing Finance Agency Revenue, Home
              Mortgage, Series C, AMT, 7.45%,
              8/1/11, Callable 8/1/01 @ 102......         15
     680    Housing Finance Agency Revenue, Local
              or Guaranteed Housing, Series B,
              8.63%, 8/1/15, Callable 8/1/00 @
              100, MBIA..........................        706
     210    Housing Finance Agency Revenue,
              Series H, AMT, 6.80%, 8/1/19,
              Callable 8/1/04 @ 102, FHA.........        220
     780    Housing Finance Agency Revenue,
              Single Family Housing, Series F,
              7.88%, 8/1/19, Callable 8/1/98 @
              102................................        797
   1,460    Los Angeles Housing Authority, Multi-
              Family Mortgage Revenue, The Pal,
              5.30%, 7/1/18, Callable 7/1/08 @
              102, FNMA..........................      1,460
     100    Los Angeles, Water & Power Electric
              Revenue, 4.50%, 8/15/98............        100
   1,000    Oakland, Revenue Refunding, Series A,
              7.60%, 8/1/21, Callable 8/1/98 @
              102, FGIC..........................      1,023

PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
California, continued:
 $   700    Redondo Beach, Redevelopment Agency,
              Residential Mortgage Revenue,
              Series B, 6.25%, 6/1/11, Callable
              6/1/03 @ 100.......................   $    717
     810    Rural Home Mortgage Financing
              Authority, AMT, 7.55%, 11/1/26.....        939
     805    Rural Home Mortgage Financing
              Authority, AMT, 7.75%, 5/1/27......        934
   1,180    San Joaquin Hills Toll Road,
              Prerefunded, 0.00%, 1/1/14.........        550
   4,435    San Joaquin Hills Toll Road,
              Prerefunded, 0.00%, 1/1/16.........      1,846
   1,350    San Marcos Public Facilities, 0.00%,
              9/1/19.............................        465
   3,725    Santa Clara County Housing Authority
              Revenue, Cedar Glen Apartments,
              0.00%, 4/1/26, Callable 10/1/98 @
              5.52, MBIA, FHA....................        203
   1,820    Statewide Community Development
              Authority Multi-Family Revenue,
              Cudahy Gardens, Series I, AMT,
              5.60%, 4/1/29, Callable 4/1/03 @
              102, LOC: Swiss Bank...............      1,827
   3,400    Statewide Community Development
              Authority Multi-Family Revenue,
              Cudahy Gardens, Series J, AMT,
              5.60%, 4/1/29, Callable 4/1/03 @
              102, LOC: Swiss Bank...............      3,413
                                                    --------
                                                      24,502
                                                    --------
Colorado (15.4%):
   5,250    Arapahoe County, Highway Revenue,
              Series C, 0.00%, 8/31/15, Callable
              8/31/05 @ 48.6.....................      1,859
   4,920    Aurora, Industrial Development,
              McKesson Corp., Series A, 5.38%,
              12/1/11, Callable 12/1/02 @ 102....      5,050
   5,030    Aurora, Single Family Mortgage
              Revenue, Series A2, 0.00%, 9/1/15,
              Prerefunded 3/1/13 @ 75.2..........      1,840
   2,205    Brush Creek Metropolitan District,
              GO, Refunding, 6.70%, 11/15/09,
              Callable 11/15/03 @ 101............      2,388
     400    Central City Water Revenue, GO, Water
              Utility Improvements, 8.63%,
              9/15/11, Prerefunded 9/15/02 @
              100................................        468
     655    Central City Water Revenue, GO, Water
              Utility Improvements, 7.50%,
              12/1/12, Prerefunded 12/1/02 @
              100................................        742
   3,700    Colorado Springs Airport Revenue,
              AMT, 6.90%, 1/1/12, Callable 1/1/03
              @ 102, MBIA........................      4,081

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $ 1,100    Cordillera Metropolitan District,
              Eagle County, GO, 5.40%, 12/1/12,
              Callable 12/1/08 @ 101.............   $  1,097
   1,625    Cordillera Metropolitan District,
              Eagle County, GO, 5.50%, 12/1/17,
              Callable 12/1/08 @ 101.............      1,607
   1,000    Denver Housing Corp., Series A,
              5.35%, 10/1/12, Callable 10/1/07 @
              101................................      1,021
   2,500    Denver, City & County Airport
              Revenue, AMT, 5.63%, 11/15/08,
              Callable 11/15/06 @ 102, MBIA......      2,702
     885    Denver, City & County Airport
              Revenue, AMT, 6.75%, 11/15/13,
              Callable 11/15/02 @ 102, MBIA......        971
  20,610    Denver, City & County Mortgage, AMT,
              0.00%, 8/1/29......................      3,252
   1,000    Denver, City & County Residual
              Revenue, Single Family, Series A,
              0.00%, 7/1/10, Callable 7/1/08 @
              91.87..............................        534
   9,850    Denver, City & County Residual
              Revenue, Single Family, Series A,
              0.00%, 7/1/14, Callable 7/1/08 @
              73.66..............................      4,133
   2,910    Denver, City & County, Single Family
              Mortgage Revenue, Metro Mayors,
              6.00%, 4/1/22, Callable 4/1/08 @
              101, GNMA/FNMA.....................      3,094
   3,535    Denver, City & County, Single Family
              Mortgage Revenue, Metro Mayors,
              0.00%, 10/1/30.....................        568
   1,475    Douglas County, Multi-Family Housing
              Revenue, Parker Hilltop, AMT,
              5.35%, 8/1/18, FHA.................      1,478
   1,250    Eagle's Nest Metropolitan District,
              GO, Refunding, 6.50%, 11/15/17,
              Callable 9/1/10 @ 100..............      1,330
     198    El Paso County, Home Mortgage, Series
              C, 8.30%, 9/20/18..................        220
   1,145    El Paso County, Single Family
              Mortgage Revenue, 0.00%, 9/1/15,
              ETM................................        485
   8,700    El Paso County, Single Family
              Mortgage Revenue, Series A, AMT,
              0.00%, 12/1/30, Callable 6/1/08 @
              102, GNMA/FNMA.....................      1,447
   2,500    Englewood, Multi-Family Housing,
              Marks Apartment Revenue, 6.65%,
              12/1/26, Callable 12/1/06 @ 102....      2,711

PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $ 1,415    Englewood, Multi-Family Housing,
              Marks Apartment Revenue, Series B,
              6.00%, 12/15/18, Callable 12/15/03
              @ 100, LOC: Citibank...............   $  1,441
   2,500    Health Facilities Authority Revenue,
              Steamboat Springs, 5.75%, 9/15/22,
              Callable 9/15/08 @ 101.............      2,555
   1,685    Housing Finance Authority, GO, 6.80%,
              8/1/14, Callable 8/1/02 @ 102......      1,787
     165    Housing Finance Authority,
              Multi-Family Mortgage Revenue, AMT,
              5.75%, 10/1/06, Callable 4/1/06 @
              102................................        175
   1,445    Housing Finance Authority,
              Multi-Family Mortgage Revenue,
              Series A, 9.00%, 10/1/25, Callable
              10/1/00 @ 100, FHA.................      1,450
   1,095    Housing Finance Authority,
              Multi-Family Mortgage Revenue,
              Series A-2, AMT, 5.35%, 10/1/18,
              Callable 10/1/09 @ 100.............      1,097
   2,000    Housing Finance Authority,
              Multi-Family Mortgage Revenue,
              Series A-2, AMT, 5.45%, 10/1/29,
              Callable 10/1/08 @ 101.............      2,003
   2,560    Housing Finance Authority,
              Multi-Family Mortgage Revenue,
              Series B, 6.00%, 10/1/25, Callable
              2/11/98 @ 100.5, FHA...............      2,141
   1,500    Housing Finance Authority,
              Multi-Family Mortgage Revenue,
              Series B-2, AMT, 5.80%, 10/1/28,
              Callable 4/1/07 @ 101.5, FHA.......      1,544
   3,000    Housing Finance Authority,
              Multi-Family Mortgage Revenue,
              Series C-3, 5.70%, 10/1/21,
              Callable 11/1/98 @ 100, FHA........      3,040
   2,500    Housing Finance Authority, Series
              B-2, AMT, 7.00%, 5/1/26, Callable
              5/1/07 @ 105.......................      2,786
   2,500    Housing Finance Authority, Series
              C-2, AMT, 6.88%, 11/1/28, Callable
              11/1/07 @ 105......................      2,798
   3,550    Housing Finance Authority, Single
              Family Mortgage Revenue, 7.45%,
              11/1/27, Callable 5/1/06 @ 105.....      4,069
  10,250    Housing Finance Authority, Single
              Family Mortgage Revenue, AMT,
              7.25%, 5/1/27, Callable 5/1/07 @
              105................................     11,580
     860    Housing Finance Authority, Single
              Family Mortgage Revenue, Series
              95C, 7.45%, 6/1/17, Callable 6/1/05
              @ 105..............................        973

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
                                                          (Amounts in Thousands)

PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $   490    Housing Finance Authority, Single
              Family Mortgage Revenue, Series A,
              0.00%, 9/1/14, FHA.................   $     94
   2,000    Housing Finance Authority, Single
              Family Mortgage Revenue, Series
              A-2, AMT, 6.60%, 5/1/28, Callable
              5/1/08 @ 105.......................      2,208
   1,000    Housing Finance Authority, Single
              Family Mortgage Revenue, Series
              A-3, 6.50%, 5/1/16, Callable 5/1/08
              @ 105..............................      1,100
     345    Housing Finance Authority, Single
              Family Mortgage Revenue, Series
              A-3, 6.50%, 11/1/23, Callable
              5/1/02 @ 102.......................        358
     500    Housing Finance Authority, Single
              Family Mortgage Revenue, Series
              A-3, 6.50%, 11/1/29, Callable
              5/1/08 @ 105.......................        555
   3,500    Housing Finance Authority, Single
              Family Mortgage Revenue, Series
              C-1, 7.55%, 11/1/27, Callable
              11/1/06 @ 102......................      3,969
   7,695    Housing Finance Authority, Single
              Family Mortgage Revenue, Series
              PG-C-1, AMT, 0.00%, 11/1/29,
              Callable 5/1/08 @ 30.95............      1,345
   6,730    Housing Finance Authority, Single
              Family Mortgage Revenue, Series
              PG-C-SR, AMT, 0.00%, 11/1/29,
              Callable 5/1/08 @ 31.77............      1,222
     755    Housing Finance Authority, Single
              Family Program, Series B, 6.13%,
              5/1/13, Callable 11/1/04 @ 103,
              FHA................................        786
     700    Housing Finance Authority, Single
              Family Program, Series B, 7.50%,
              11/1/24, Callable 11/1/04 @ 105,
              FHA................................        779
     360    Housing Finance Authority, Single
              Family Program, Series D-1, 6.60%,
              8/1/17, Callable 8/1/01 @ 102,
              FHA................................        369
   2,000    Housing Finance Authority, Single
              Family Program, Series D-1, 7.38%,
              6/1/26, Callable 12/1/05 @ 105.....      2,247
     605    Housing Finance Authority, Single
              Family Program, Series E, AMT,
              6.25%, 12/1/09, Callable 12/1/04 @
              103................................        640
     310    Housing Finance Authority, Single
              Family Program, Sub Series A, AMT,
              6.50%, 12/1/02.....................        323
     880    Jefferson County, Single Family
              Mortgage Revenue, Refunding, Series
              A, 8.88%, 10/1/13, Callable 4/1/01
              @ 103, MBIA........................        940
   7,525    Meridian Metropolitan District,
              7.50%, 12/1/11, Callable 12/1/01 @
              101................................      8,211

PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $ 1,500    Mesa County, Residual Revenue
              Refunding, 0.00%, 12/1/11, ETM.....   $    792
   1,720    Mountain Village Metropolitan
              District, 8.10%, 12/1/11,
              Prerefunded 12/1/02 @ 101..........      2,005
     890    Mountain Village Metropolitan
              District, San Miguel County, 7.95%,
              12/1/03, Callable 12/1/02 @ 101....        994
     835    Mountain Village Metropolitan
              District, San Miguel County, 8.10%,
              12/1/11, Callable 12/1/02 @ 101....        957
   2,630    Mountain Village Metropolitan
              District, San Miguel County, 5.15%,
              12/1/13, Callable 12/1/07 @ 101....      2,677
   3,700    Mountain Village Metropolitan
              District, San Miguel County, 5.20%,
              12/1/17, Callable 12/1/07 @ 101....      3,724
                                                    --------
                                                     118,812
                                                    --------
Connecticut (1.9%):
   4,350    Stamford, Connecticut Housing
              Authority, Rippowam Project, 6.25%,
              10/1/19, Callable 10/1/08 @ 103....      4,658
   9,200    Stamford, Connecticut Housing
              Authority, Rippowam Project, 6.38%,
              10/1/29, Callable 10/1/08 @ 103....      9,833
     175    State Housing Mortgage, Series A,
              7.63%, 11/15/17, Callable 11/15/99
              @ 100..............................        178
                                                    --------
                                                      14,669
                                                    --------
Delaware (1.8%):
   8,588    Greystone Tax-Exempt Asset Trust,
              Series 98-1, Class A-1, 4.30%,
              6/20/00............................      8,623
   5,490    Greystone Tax-Exempt Asset Trust,
              Series 98-1, Class A-3, 4.40%,
              11/2/04............................      5,472
     680    New Castle County, Single Family
              Mortgage Revenue, 0.00%, 11/1/16,
              FGIC...............................        112
                                                    --------
                                                      14,207
                                                    --------
Florida (5.2%):
     690    Brevard County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, AMT, 6.13%, 9/1/09,
              Callable 9/1/04 @ 102..............        714
     490    Clearwater Housing Authority Revenue,
              Hamptons At Clearwater, 5.30%,
              5/1/18, Callable 5/1/13 @ 100,
              ACA................................        492
   4,510    Duval County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, Series C, 7.35%, 7/1/24,
              Callable 9/1/00 @ 103, FGIC........      4,800

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Florida, continued:
 $   175    Escambia County, Housing Finance
              Authority, Single Family Revenue,
              AMT, 6.60%, 10/1/12, Callable
              4/1/05 @ 102, GNMA.................   $    182
   1,250    Halifax Hospital Medical Center,
              Florida Health Care Facilities
              Revenue, 5.20%, 4/1/18, Callable
              4/1/08 @ 101, ACA..................      1,240
     430    Housing Finance Authority, Home
              Ownership Revenue, 7.50%, 9/1/14,
              Callable 9/1/00 @ 102, GNMA........        453
   3,000    Lee County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, 5.05%, 3/1/28, Callable
              3/1/08 @ 102.......................      2,986
   1,000    Lee County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, 6.40%, 3/1/29, Callable
              3/1/08 @ 105.......................      1,104
   1,000    Lee County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, 6.30%, 3/1/29, Callable
              3/1/08 @ 102.......................      1,105
   2,000    Lee County, Housing Finance
              Authority, Series A, AMT, 6.85%,
              3/1/29, Callable 9/1/07 @ 105,
              FNMA...............................      2,258
   2,680    Lee County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, 7.20%, 3/1/27, Callable
              3/1/07 @ 105.......................      3,026
     705    Leon County, Housing Finance
              Authority, Multi-County Program,
              Series B, AMT, 7.30%, 1/1/28.......        802
   1,445    Manatee County, Housing Finance
              Authority, Mortgage Revenue, 8.38%,
              5/1/25, Callable 5/1/04 @ 105......      1,664
   2,250    Manatee County, Housing Finance
              Authority, Mortgage Revenue, AMT,
              7.20%, 5/1/28, Callable 3/1/07 @
              105, GNMA..........................      2,545
   1,495    Manatee County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, Sub Series One, AMT,
              6.30%, 11/1/28, Callable 5/1/08 @
              107.25, GNMA/FNMA..................      1,657
     790    Orange County, Housing Finance
              Authority, Mortgage Revenue, Series
              A, AMT, 7.25%, 9/1/19, Callable
              3/1/01 @ 103.......................        836
     800    Orange County, Housing Finance
              Authority, Mortgage Revenue, Series
              A, AMT, 7.38%, 9/1/24, Callable
              3/1/01 @ 103, FHA..................        849
   1,000    Palm Beach County, Housing Finance
              Authority, Revenue, Windsor Park,
              Series A, AMT, 5.80%, 12/1/28,
              Callable 6/1/08 @ 102..............      1,009

PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Florida, continued:
 $   530    Palm Beach County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, Series A, AMT, 6.38%,
              10/1/06, Callable 10/1/04 @ 102....   $    555
   1,555    Pinellas County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, Multi-County, Series A,
              6.35%, 2/1/17, Callable 2/1/05 @
              102................................      1,625
   2,450    Pinellas County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, Series 95-A, AMT, 6.25%,
              8/1/12, Callable 2/1/05 @ 102......      2,597
   2,030    Polk County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, Series A, AMT, 7.88%,
              9/1/22, Callable 3/1/00 @ 103......      2,138
   1,175    Santa Rosa Bay Bridge Authority,
              0.00%, 7/1/16......................        449
   4,380    Santa Rosa Bay Bridge Authority,
              0.00%, 7/1/18......................      1,483
     410    Santa Rosa Bay Bridge Authority,
              0.00%, 7/1/19......................        131
   1,320    Santa Rosa Bay Bridge Authority,
              0.00%, 7/1/08, ACA.................        812
   1,625    Santa Rosa Bay Bridge Authority,
              0.00%, 7/1/09, ACA.................        942
   1,535    Santa Rosa Bay Bridge Authority,
              0.00%, 7/1/12, ACA.................        741
   1,035    Santa Rosa Bay Bridge Authority,
              0.00%, 7/1/14, ACA.................        447
   1,080    Santa Rosa Bay Bridge Authority,
              0.00%, 7/1/16, ACA.................        419
     500    State Finance Department, 6.25%,
              7/1/09, Callable 7/1/02 @ 101,
              MBIA...............................        544
                                                    --------
                                                      40,605
                                                    --------
Georgia (1.1%):
     785    De Kalb County, Housing Authority
              Revenue, 6.40%, 5/1/05, Callable
              5/1/04 @ 100.......................        820
   5,000    De Kalb County, Housing Authority
              Revenue, Multi-Family Housing,
              7.05%, 1/1/39, Callable 1/1/08 @
              104, FHA...........................      5,545
     575    De Kalb County, Housing Authority
              Revenue, Single Family Housing,
              AMT, 7.65%, 6/1/18, Callable 6/1/04
              @ 100, GNMA........................        610

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
                                                          (Amounts in Thousands)

PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Georgia, continued:
 $ 1,765    Fulton County, Housing Authority
              Revenue, Multi-Family Housing,
              Series A, AMT, 6.30%, 7/1/16,
              Callable 7/1/06 @ 102..............   $  1,861
                                                    --------
                                                       8,836
                                                    --------
Idaho (1.4%):
   1,010    Boise State University Student Union
              And Housing Revenue, 5.00%, 4/1/12,
              Callable 4/1/08 @ 101, FSA.........      1,015
   1,055    Boise State University Student Union
              And Housing Revenue, 5.05%, 4/1/13,
              Callable 4/1/08 @ 101, FSA.........      1,060
   1,115    Boise State University Student Union
              And Housing Revenue, 5.10%, 4/1/14,
              Callable 4/1/08 @ 101, FSA.........      1,120
   1,360    Housing & Financial Assistance,
              Single Family Mortgage Revenue,
              Series D, AMT, 6.45%, 7/1/14,
              Callable 1/1/06 @ 102, FHA.........      1,464
   2,155    Housing & Financial Assistance,
              Single Family Mortgage Revenue,
              Series H, AMT, 6.05%, 7/1/14,
              Callable 1/1/07 @ 102, FHA.........      2,274
     230    Housing Agency, Single Family
              Mortgage Revenue, AMT, 6.30%,
              7/1/24, Callable 1/1/03 @ 102......        238
   1,075    Housing Finance Assistance,
              Single Family Mortgage Revenue,
              Series 97E-2, AMT, 5.95%, 7/1/14,
              Callable 1/1/07 @ 101.5............      1,127
   1,520    Power County, PCR, 5.63%, 10/1/14....      1,553
   1,250    Student Loan Marketing Association
              Revenue, Series C, AMT, 5.15%,
              4/1/03.............................      1,264
                                                    --------
                                                      11,115
                                                    --------
Illinois (6.2%):
   5,890    Addison Alton Electric Public
              Improvements Revenue, Sub Series 1,
              0.00%, 7/1/11, Callable 7/1/04 @
              62.................................      2,731
  12,410    Aurora, Illinois Fox Valley
              Apartments, 5.3%, 11/1/27, Callable
              11/1/05 @ 101......................     12,661
     310    Aurora, Single Family Mortgage
              Revenue Refunding, Series B, AMT,
              8.05%, 9/1/25, Callable 9/1/04 @
              105................................        353
   2,355    Bolingbrook Mortgage Revenue, Capital
              Appreciation, Sub Series 1, 0.00%,
              1/1/11, Callable 1/1/00 @ 48.6.....        955
   2,000    Chicago, Single Family Mortgage
              Revenue, AMT, 6.95%, 9/1/28,
              Callable 9/1/07 @ 105, AMBAC.......      2,253

PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Illinois, continued:
 $ 7,250    Chicago, Single Family Mortgage
              Revenue, Series A-1, AMT, 6.45%,
              9/1/29, Callable 9/1/08 @ 105,
              GNMA/FNMA/FHLMC....................   $  7,937
   1,375    Chicago, Residential Mortgage
              Revenue, 0.00%, 10/1/09, MBIA......        639
   1,415    Chicago, Single Family Mortgage
              Revenue, AMT, 7.63%, 9/1/27,
              Callable 6/15/06 @ 105, GNMA.......      1,616
   2,000    Chicago, Single Family Mortgage
              Revenue, Series 97-A, AMT, 7.25%,
              9/1/28, Callable 9/1/07 @ 105,
              GNMA...............................      2,263
   3,355    Chicago, Single Family Mortgage
              Revenue, Series A, AMT, 7.00%,
              9/1/27, Callable 3/1/06 @ 105......      3,736
     695    Clay County Hospital Revenue, 5.70%,
              12/1/18, Callable 12/1/08 @ 102....        692
   1,070    Clay County Hospital Revenue, 5.90%,
              12/1/28, Callable 12/1/08 @ 102....      1,076
   2,265    Cook County High School District
              #200, Oak Park, GO, 0.00%, 12/1/12,
              FSA................................      1,100
     640    Danville, Single Family Mortgage
              Revenue Refunding, 7.30%, 11/1/10,
              Callable 11/1/03 @ 102.............        683
   3,530    Freeport, Single Family Mortgage
              Revenue, 0.00%, 8/1/10, Callable
              10/1/01 @ 49.......................      1,344
   1,875    Health Care Facilities Authority
              Revenue, Victory Health Services,
              Series A, 5.75%, 8/15/27, Callable
              8/15/07 @ 101......................      1,928
     730    Housing Development Authority,
              Residential Mortgage Revenue,
              Series A, AMT, 7.35%, 8/1/10,
              Callable 8/1/01 @ 102..............        769
   1,280    Lake and McHenry Counties, School
              District, GO, 0.00%, 2/1/11,
              FGIC...............................        695
   4,685    Moline, Mortgage Revenue, Capital
              Appreciation, Sub Series 1, 0.00%,
              5/1/11, Callable 5/1/05 @ 65.......      1,893
     815    Quincy, Single Family Mortgage
              Revenue Refunding, 6.88%, 3/1/10,
              Callable 3/1/04 @ 102..............        868
     355    Rock Island, Residential Mortgage
              Revenue Refunding, 7.70%, 9/1/08,
              Callable 9/1/02 @ 102..............        380
     300    State, 4.40%, 12/1/03, MBIA..........        303
   1,000    State Sales Tax, Series S, 4.80%,
              6/15/06, OID @ 99.52...............      1,028
                                                    --------
                                                      47,903
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Indiana (1.3%):
 $ 2,250    Marion County, Hospital Authority
              Revenue, 6.50%, 9/1/13, Callable
              9/1/99 @ 102, ETM..................   $  2,479
   3,500    State Housing Finance Authority,
              Single Family Mortgage Revenue,
              Series A-2, AMT, 6.45%, 7/1/14,
              Callable 7/1/05 @ 102, FHA.........      3,737
     660    State Housing Finance Authority,
              Single Family Mortgage Revenue,
              Series B-2, AMT, 7.80%, 1/1/22,
              Callable 7/1/00 @ 102, GNMA........        692
   3,130    State Toll Finance Authority, Toll
              Road Revenue, 6.00%, 7/1/15,
              Callable 7/1/98 @ 100..............      3,135
                                                    --------
                                                      10,043
                                                    --------
Iowa (0.9%):
     585    Davenport, Home Ownership Mortgage
              Revenue Refunding, 7.90%, 3/1/10,
              Callable 9/1/04 @ 102..............        625
     910    Finance Authority, Multi-Family
              Mortgage Revenue, AMT, 7.15%,
              12/1/09............................        990
  10,295    Finance Authority, Single Family
              Mortgage Revenue, 0.00%, 9/1/16,
              AMBAC..............................      1,363
     550    Finance Authority, Single Family
              Mortgage Revenue, AMT, 7.90%,
              11/1/22, Callable 11/1/99 @ 102,
              GNMA...............................        579
   2,315    Finance Authority, Single Family
              Mortgage Revenue, Mortgage Backed
              Securities Program, Series C,
              6.40%, 7/1/19, Callable 1/1/05 @
              102, GNMA..........................      2,457
     850    Salix, PCR, Gas & Electric Project,
              5.75%, 6/1/03, Callable 12/1/98 @
              100................................        855
                                                    --------
                                                       6,869
                                                    --------
Kansas (2.1%):
     290    Finney County, Single Family Mortgage
              Revenue, 8.95%, 10/1/09, Callable
              10/1/98 @ 100......................        291
     675    Ford County, Single Family Mortgage
              Revenue, 7.90%, 8/1/10, Callable
              8/1/02 @ 103, FHA..................        727
   1,930    Johnson County, Single Family
              Mortgage Revenue, 7.10%, 5/1/12,
              Callable 5/1/04 @ 103..............      2,103
     435    Labette County, Single Family
              Mortgage Revenue, Series A, 8.40%,
              12/1/11, Callable 6/1/03 @ 103.....        467

PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Kansas, continued:
 $   270    Olathe & Labette County, Single
              Family Mortgage Revenue, Series
              A-I, AMT, 8.10%, 8/1/23, Callable
              2/1/05 @ 105.......................   $    303
   2,505    Olathe County, Multi-Family Housing
              Project, Series A, 5.75%, 7/1/12,
              Callable 7/1/07 @ 101..............      2,566
   1,005    Olathe County, Multi-Family Housing,
              Project B, AMT, 5.80%, 7/1/12,
              Callable 7/1/07 @ 101..............      1,030
   2,400    Reno & Labette County, Single Family
              Mortgage Revenue, Series A, 0.00%,
              12/1/15, ETM, FGIC.................      1,003
     440    Reno County, Single Family Mortgage
              Revenue, Series B, 8.70%, 9/1/11,
              Callable 9/1/01 @ 103..............        480
   2,500    Sedgwick & Shawnee County, Series
              A-1, AMT, 5.50%, 6/1/29, GNMA......      2,762
     400    Sedgwick & Shawnee County, Single
              Family Mortgage Revenue, Series B,
              8.05%, 5/1/14, GNMA................        442
     440    Sedgwick & Shawnee County, Single
              Family Mortgage Revenue, Series
              B-2, 7.80%, 5/1/14, Callable
              11/1/04 @ 103......................        483
     460    Sedgwick & Shawnee County, Single
              Family Mortgage Revenue, Series
              C-2, 7.80%, 11/1/24, Callable
              11/1/04 @ 105, GNMA................        513
   1,940    Sedgwick County, Mortgage Loan
              Revenue, Series B, AMT, 7.80%,
              6/1/22, Callable 6/1/00 @ 103,
              AMBAC, GNMA........................      2,047
   2,120    Shawnee County, Single Family
              Mortgage Revenue, 0.00%, 10/1/16,
              Callable 10/1/01 @ 23, MBIA........        342
     860    Wichita, Single Family Mortgage
              Revenue, Series A, 7.10%, 9/1/09,
              Callable 3/1/03 @ 103..............        913
                                                    --------
                                                      16,472
                                                    --------
Kentucky (0.3%):
     460    Housing Corp. Revenue, Series D, AMT,
              6.13%, 7/1/22, Callable 7/1/04 @
              102................................        474
   1,605    Meade County, PCR, Olin Corp.
              Project, 6.00%, 7/1/07, Callable
              9/4/98 @ 100.......................      1,618
                                                    --------
                                                       2,092
                                                    --------
Louisiana (2.1%):
     900    Calcasieu Parish, Single Family
              Mortgage Revenue, Series 92B,
              0.00%, 5/1/13, Callable 11/1/02 @
              49.................................        331

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
                                                          (Amounts in Thousands)

PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $ 1,390    Greater Baton Rouge Parking Authority
              Sales & Use Tax, 6.38%, 7/1/03,
              Callable 7/1/98 @ 100..............   $  1,393
   2,250    Housing Finance Agency, Series B-2,
              AMT, 6.75%, 12/1/28, Callable
              6/1/07 @ 102, GNMA.................      2,455
   1,895    Housing Finance Agency, Single Family
              Mortgage Revenue, 6.65%, 6/1/15,
              Callable 12/1/07 @ 104,
              GNMA/FNMA..........................      2,099
     795    Iberia Home Mortgage Authority,
              Single Family Mortgage Revenue
              Refunding, 7.38%, 1/1/11, Callable
              1/1/01 @ 100.......................        861
   5,000    New Orleans, 0.00%, 9/1/14, AMBAC....      2,170
      72    Public Facilities Authority, Single
              Family Mortgage Revenue, 7.50%,
              10/1/15, Callable 6/1/05 @ 100.....         77
   1,156    Public Facilities Authority, Single
              Family Mortgage Revenue, Series C,
              8.45%, 12/1/12, Callable 10/1/01 @
              101, FHA...........................      1,231
     112    St. Mary Public Finance Authority,
              Single Family Mortgage Revenue,
              Series A, 7.63%, 3/25/12, Callable
              10/25/98 @ 100.....................        125
   5,745    St. Tammany Public Trust Financing
              Authority Revenue, Christwood
              Project, 5.70%, 11/15/18, Callable
              11/15/08 @ 102.....................      5,706
                                                    --------
                                                      16,448
                                                    --------
Maine (1.0%):
   1,750    State Housing Authority, AMT, 6.10%,
              11/15/16, Callable 11/15/06 @
              102................................      1,838
     810    State Housing Authority, Housing
              Finance Revenue, Series I, AMT,
              0.00%, 11/1/10, Callable 11/1/06 @
              80.2...............................        437
     535    State Housing Authority, Housing
              Finance Revenue, Series I, AMT,
              0.00%, 11/1/11, Callable 11/1/06 @
              75.3...............................        269
   5,000    State Housing Authority, Mortgage
              Revenue, Series D-2, AMT, 5.80%,
              11/15/16, Callable 9/1/07 @
              101.5..............................      5,178
                                                    --------
                                                       7,722
                                                    --------
Maryland (0.5%):
   1,140    Baltimore County Mortgage Revenue,
              Series A, 0.00%, 9/1/24, Callable
              9/1/07 @ 40.55.....................        271
   1,240    Maryland Community Development,
              Multi-Family Housing Revenue,
              Series E, AMT, 6.85%, 5/15/25,
              Callable 5/15/04 @ 102, GNMA.......      1,334

PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Maryland, continued:
 $ 8,485    Prince Georges County Housing
              Authority Revenue, Foxglenn
              Apartments, Series A, AMT, 0.00%,
              5/20/22, Callable 5/20/00 @ 28.73,
              GNMA...............................   $  2,237
                                                    --------
                                                       3,842
                                                    --------
Massachusetts (1.9%):
   3,370    Boston Industrial Development, North
              End Community, Series A, 6.45%,
              2/1/24, Callable 8/1/07 @ 105,
              FHA................................      3,722
   2,185    Dartmouth Housing Development Corp.,
              Crossroads Apartments, Series A,
              5.45%, 7/1/24, Callable 7/1/03 @
              100, MBIA..........................      2,216
   1,020    State Housing Finance Agency, Single
              Family Mortgage Revenue, AMT,
              7.13%, 6/1/25, Callable 6/1/02 @
              102................................      1,092
   1,590    State Industrial Finance Agency
              Revenue, University Commons, 6.55%,
              8/1/18, Callable 2/1/08 @ 105,
              FHA................................      1,770
   3,720    State Industrial Finance Agency
              Revenue, University Commons, 6.65%,
              8/1/38, Callable 2/1/08 @ 105,
              FHA................................      4,140
   2,000    State Industrial Pollution Control,
              5.88%, 8/1/08, Callable 8/1/03 @
              102................................      2,083
                                                    --------
                                                      15,023
                                                    --------
Michigan (1.3%):
   6,500    Detroit Development, Series A, 5.38%,
              5/1/18, Callable 5/1/07 @ 101.5....      6,596
   1,000    Michigan State Building, Series I,
              5.10%, 10/1/07, Callable 10/1/03 @
              102, AMBAC.........................      1,041
   1,640    State Housing Development Authority,
              Home Improvement, Series B, AMT,
              7.65%, 12/1/12, Callable 12/1/99 @
              102, FHA...........................      1,708
     505    State Housing Development Authority,
              Single Family Mortgage Revenue,
              Series A, 7.70%, 12/1/16, Callable
              6/1/99 @ 102.......................        518
                                                    --------
                                                       9,863
                                                    --------
Minnesota (0.2%):
   2,950    Minneapolis Mortgage Revenue, 0.00%,
              10/1/12, Callable 10/1/05 @ 100....      1,201
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Mississippi (1.3%):
 $ 1,000    Higher Education Assistance Corp.,
              Student Loan Revenue, AMT, 6.60%,
              1/1/05, Callable 7/1/02 @ 102......   $  1,066
   1,440    Higher Education Assistance Corp.,
              Student Loan Revenue, Series 92C,
              AMT, 6.50%, 7/1/04, Callable 7/1/02
              @ 102..............................      1,558
     825    Higher Education Assistance Corp.,
              Student Loan Revenue, Series C,
              AMT, 6.05%, 9/1/07, Callable 9/1/02
              @ 102..............................        868
   1,140    Home Corp., Single Family Mortgage
              Revenue, AMT, 7.10%, 12/1/10,
              Callable 12/1/04 @ 103.............      1,206
   1,875    Home Corp., Single Family Mortgage
              Revenue, Series B, AMT, 7.90%,
              3/1/25, Callable 3/1/05 @ 106,
              GNMA...............................      2,098
   1,985    Home Corp., Single Family Mortgage
              Revenue, Series F, AMT, 7.55%,
              12/1/27, Callable 12/1/06 @ 105,
              GNMA, FNMA.........................      2,257
   1,220    Housing Finance Corp., Single Family
              Mortgage Revenue, AMT, 8.25%,
              10/15/18, Callable 10/15/99 @ 102,
              FGIC...............................      1,281
                                                    --------
                                                      10,334
                                                    --------
Missouri (2.4%):
     620    Grandview Industrial Development
              Authority, Multi-Family Housing
              Revenue, 9.25%, 5/15/08, Callable
              5/15/04 @ 103......................        620
   1,000    Jefferson City, Missouri School
              District, Series A, 6.70%,
              3/1/11.............................      1,198
   1,750    Kanasas City Industrial Development
              Authority, Multi-Family, 6.25%,
              4/1/30, Callable 4/1/08 @ 102......      1,754
   3,080    Kansas City Industrial Development
              Authority, Multi-Family, 5.60%,
              9/20/23, Callable 3/20/06 @ 101,
              GNMA...............................      3,112
   1,500    St. Louis County Industrial
              Development Authority,
              Multi-Family, 5.35%, 7/1/18,
              Callable 1/1/08 @ 100, FNMA........      1,511
   1,365    State Housing Development, Common
              Mortgage Revenue, Single Family,
              AMT, 7.38%, 8/1/23, Callable 2/1/01
              @ 102, GNMA........................      1,442
     910    State Housing Development, Common
              Mortgage Revenue, Single Family,
              AMT, 7.25%, 9/1/26, Callable 3/1/06
              @ 105, GNMA........................      1,023

PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Missouri, continued:
 $ 1,970    State Housing Development, Common
              Mortgage Revenue, Single Family,
              Series A, AMT, 7.20%, 9/1/26,
              Callable 9/1/06 @ 105, GNMA........   $  2,219
   1,770    State Housing Development, Common
              Mortgage Revenue, Single Family,
              Series D, AMT, 7.10%, 9/1/27,
              Callable 1/1/07 @ 102, GNMA........      1,935
   2,750    State Housing Development,
              Multi-Family Mortgage Revenue, AMT,
              5.30%, 12/1/18, Callable 6/1/08 @
              100, MBIA, FHA.....................      2,758
   1,100    State Housing Development, Single
              Family Mortgage Revenue, Series
              B-2, 6.40%, 3/1/29, Callable 3/1/08
              @ 105, GNMA/FNMA...................      1,207
                                                    --------
                                                      18,779
                                                    --------
Montana (1.1%):
   1,000    Butte Silver Bow, City and County
              Water Revenue, 5.00%, 11/1/13,
              Callable 11/1/08 @ 100, FGIC.......      1,002
   1,538    Greenwood Plaza Housing, Inc.,
              10.43%, 1/1/22, Callable 7/1/98 @
              102.5, FHA.........................      1,586
   3,000    Lewis & Clark County Metropolitan
              Environment, Asarco Inc. Project,
              5.60%, 1/1/27, Callable 1/1/08 @
              102................................      3,048
   1,000    Montana State University Revenue,
              Higher Education, Series E, 5.00%,
              11/15/17, Callable 11/15/08 @ 100,
              AMBAC..............................        990
   1,650    Montana State University Revenue,
              Higher Education, Series E, 5.00%,
              11/15/21, Callable 11/15/08 @ 100,
              AMBAC..............................      1,633
                                                    --------
                                                       8,259
                                                    --------
Nebraska (0.1%):
   1,245    Finance Authority, Single Family
              Mortgage Revenue, 0.00%, 12/15/13,
              FHA................................        269
     215    Finance Authority, Single Family
              Mortgage Revenue, AMT, 6.35%,
              3/15/06, Callable 9/15/02 @ 102....        225
                                                    --------
                                                         494
                                                    --------
Nevada (2.2%):
   1,825    Housing Division, Issue C, AMT,
              6.35%, 10/1/13, Callable 4/1/05 @
              102, FHA...........................      1,941
   1,480    Housing Division, Single Family
              Mortgage Revenue, Series C, AMT,
              6.60%, 4/1/14, Callable 4/1/06 @
              102................................      1,575

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
                                                          (Amounts in Thousands)

PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Nevada, continued:
 $   430    Housing Division, Single Family
              Program, Series B-1, 6.20%,
              10/1/15, Callable 4/1/04 @ 102.....   $    451
   1,100    Housing Division, Single Family
              Program, Series B-2, AMT, 7.90%,
              10/1/21, Callable 4/1/00 @ 102.....      1,148
     890    Housing Finance Authority, Single
              Family Mortgage Revenue, Series Sub
              B-1, AMT, 6.00%, 4/1/10, Callable
              4/1/07 @ 102.......................        937
  10,000    Washoe County, Water Facilities
              Revenue, Sierra Pacific Power, AMT,
              6.65%, 6/1/17, Callable 12/1/02 @
              102, MBIA..........................     10,964
                                                    --------
                                                      17,016
                                                    --------
New Hampshire (0.9%):
   7,000    Higher Educational & Health
              Facilities, 6.13%, 10/1/13,
              Callable 10/1/03 @ 102.............      7,281
                                                    --------
New Jersey (0.2%):
     935    State Housing & Mortgage Finance
              Agency Revenue, 7.38%, 10/1/17,
              Callable 10/1/99 @ 102, MBIA.......        979
     710    State Housing & Mortgage Finance
              Agency, Home Mortgage Revenue,
              8.38%, 4/1/17, Callable 10/1/99 @
              100, MBIA..........................        735
                                                    --------
                                                       1,714
                                                    --------
New Mexico (1.5%):
     165    Bernalillo County, Multi-Family
              Housing Revenue, Sub Series A2,
              7.00%, 11/1/08, Callable 11/1/03 @
              103................................        169
   1,000    Educational Assistance Foundation,
              Student Loan Program, AMT, 6.20%,
              11/1/08, Callable 11/01/06 @ 102...      1,098
     600    Educational Assistance Foundation,
              Student Loan Program, AMT, 6.30%,
              11/1/09, Callable 11/1/06 @ 102....        662
     550    Hobbs, Single Family Mortgage Revenue
              Refunding, 8.75%, 7/1/11, Callable
              11/1/98 @ 100......................        612
     155    Las Cruces, Housing Development
              Corp., Multi-Family Mortgage
              Revenue, 9.00%, 10/1/03............        160
   1,140    Las Cruces, Housing Development
              Corp., Multi-Family Mortgage
              Revenue, 6.40%, 10/1/19, Callable
              4/1/02 @ 102.......................      1,200
   1,000    Mortgage Finance Authority Revenue,
              Series G-3, 5.20%, 7/1/17, Callable
              7/1/07 @ 102.......................      1,003

PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
New Mexico, continued:
 $   380    Mortgage Finance Authority, Single
              Family Mortgage Refunding, Series
              A-2, 6.85%, 7/1/12, Callable 7/1/02
              @ 102..............................   $    404
   1,615    Mortgage Finance Authority, Single
              Family Mortgage Refunding, Series
              A-2, 6.90%, 7/1/24, Callable 7/1/02
              @ 102..............................      1,714
   2,790    Mortgage Finance Authority, Single
              Family Mortgage Revenue, Series
              A-2, AMT, 6.00%, 1/1/29, Callable
              1/1/08 @ 102, FNMA/GNMA/FHLMC......      2,992
   1,000    Mortgage Finance Authority, Single
              Family Mortgage Revenue, AMT,
              6.05%, 7/1/16, Callable 7/1/07
              @102, GNMA.........................      1,053
     770    Mortgage Finance Authority, Single
              Family Mortgage Revenue, Series 95,
              AMT, 6.45%, 7/1/25, Callable 1/1/06
              @ 102, GNMA........................        801
                                                    --------
                                                      11,868
                                                    --------
New York (0.7%):
   2,400    New York City, Industrial Development
              Agency Revenue, Japan Airlines,
              AMT, 6.00%, 11/1/15, Callable
              11/1/04 @ 102, FHA.................      2,573
   3,000    New York, Series A, 5.25%, 8/1/10,
              Callable 8/1/07 @ 101..............      3,095
                                                    --------
                                                       5,668
                                                    --------
North Carolina (0.4%):
   2,155    Eastern Municipal Power Agency
              Revenue, Series-A, 6.00%, 1/1/26,
              Callable 1/1/99 @ 100..............      2,155
     270    Municipal Power Agency #1, Catawba
              Electric Revenue, Prerefunded
              Series B, 6.00%, 1/1/20,
              Prerefunded 7/1/98 @ 100...........        270
     430    Municipal Power Agency #1, Catawba
              Electric Revenue, Series B, 6.00%,
              1/1/20, Callable 1/1/99 @ 100......        431
     475    Municipal Power Agency, Series B,
              6.00%, 1/1/20, Callable 1/1/99 @
              100, MBIA..........................        476
                                                    --------
                                                       3,332
                                                    --------
North Dakota (0.6%):
   1,570    State Housing Finance Agency, Housing
              Finance Program, Series A, AMT,
              6.00%, 7/1/17, Callable 1/1/07 @
              102................................      1,651

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
North Dakota, continued:
 $   470    State Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              95A, AMT, 7.40%, 7/1/15, Callable
              1/1/05 @ 102.......................   $    503
   1,045    State Housing Finance Agency, Single
              Family Mortgage Revenue, Series A,
              AMT, 8.38%, 7/1/21, Callable 7/1/99
              @ 103, FHA.........................      1,090
   1,280    State Municipal Financing Project
              Series H, 5.13%, 6/1/17, Callable
              6/1/07 @ 100, FSA..................      1,282
     300    Student Loan, Series D, AMT, 6.15%,
              7/1/09, Callable 7/1/06 @ 100,
              AMBAC..............................        325
                                                    --------
                                                       4,851
                                                    --------
Ohio (4.6%):
   1,000    Akron, Bath, Copley, Hospital
              Revenue, 7.00%, 1/1/12, ETM........      1,183
   4,500    Akron, Municipal Baseball Stadium,
              0.00%, 12/1/16, Callable 12/1/06 @
              102................................      4,146
      75    Capital Corp., Multi-Family Housing
              Revenue, 7.45%, 11/1/03, Callable
              11/1/98 @ 100, FNMA................         79
   2,000    Cleveland, Waterworks Revenue, Series
              E, 6.00%, 1/1/17, Callable 1/1/99 @
              100................................      2,001
   1,000    Cuyahoga County Health Care
              Facilities Revenue, Benjamin Rose
              Institute, 5.50%, 12/1/17, Callable
              12/1/08 @ 101......................        992
   1,500    Cuyahoga County Health Care
              Facilities Revenue, Benjamin Rose
              Institute, 5.50%, 12/1/28, Callable
              12/1/08 @ 101......................      1,467
     500    Cuyahoga County Hospital Revenue,
              5.00%, 1/1/23, Callable 7/1/08 @
              101, AMBAC.........................        487
   1,000    Dayton, Special Facilities Revenue,
              Emery Air Freight Corp., 6.05%,
              10/1/09............................      1,089
   1,120    Dublin City School District Capital
              Appreciation, GO, 0.00%, 12/1/11,
              FGIC...............................        591
     650    East Liverpool, Hospital Authority,
              Series 91B, 8.13%, 10/1/11,
              Callable 10/1/01 @ 102.............        713
   1,600    Forest Hills, Local School District,
              GO, 6.25%, 12/1/20, Callable
              12/1/06 @ 102, MBIA................      1,794

PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 1,355    Housing Financial Agency, Single
              Family Mortgage Revenue, Series D,
              7.00%, 9/1/11, GNMA................   $  1,437
     850    Housing Financial Agency, Single
              Family Mortgage Revenue, Series D,
              7.05%, 9/1/16, Callable 9/1/01 @
              102, GNMA..........................        900
   5,250    Mahoning District Water Revenue,
              7.75%, 5/15/14, Callable 5/15/04 @
              102................................      5,872
   2,000    Montgomery County, Hospital Revenue,
              5.60%, 12/1/11, Callable 12/1/07 @
              102................................      2,077
   1,000    North Canton City Schools, GO, 0.00%,
              12/1/08, FGIC......................        623
   1,000    North Canton City Schools, GO, 0.00%,
              12/1/10, FGIC......................        560
   1,885    North Royalton City Schools, GO,
              6.63%, 12/1/06.....................      2,179
   2,000    Scioto County Marine Terminal,
              Norfolk Southern Corp. Project
              Revenue, 5.30%, 8/15/13, Callable
              5/19/06 @ 102......................      2,012
   2,500    State Educational Loan Revenue,
              Series A-1, AMT, 5.55%, 12/1/11,
              Callable 6/1/07 @ 102, AMBAC.......      2,626
   1,000    Student Loan Funding Corp., Sub
              Series A, AMT, 6.10%, 8/1/07,
              Callable 8/1/03 @ 100..............      1,046
     650    Washington County, Health Care
              Facilities, 6.35%, 10/1/27,
              Callable 10/1/03 @ 102.............        666
   1,200    Westlake, City School District,
              5.90%, 12/1/16, Callable 12/1/06 @
              102................................      1,307
                                                    --------
                                                      35,847
                                                    --------
Oklahoma (2.2%):
   1,000    Development Finance Authority, 5.45%,
              7/1/10, Callable 7/1/05 @ 101,
              FSA................................      1,056
   8,885    Grand River Dam Authority, 5.00%,
              6/1/12, Callable 6/1/99 @ 100......      8,886
     390    Grand River Dam Authority Revenue,
              5.00%, 6/1/12, Callable 6/1/99 @
              100, MBIA..........................        390
   2,730    Housing Finance Agency, Single Family
              Mortgage Revenue, AMT, 7.05%,
              9/1/26, Callable 9/1/06 @ 105......      3,045
   3,000    Housing Finance Agency, Single Family
              Mortgage Revenue, Series B-2, A,
              7.63%, 9/1/26, Callable 3/1/06 @
              105................................      3,347
     500    Tulsa Metropolitan Water, Series A,
              5.50%, 11/1/03.....................        530
                                                    --------
                                                      17,254
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
                                                          (Amounts in Thousands)

PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Oregon (0.6%):
 $   720    Eugene, Trojan Nuclear Project
              Revenue, 5.90%, 9/1/09, Callable
              9/1/98 @ 100.......................   $    721
   1,545    Portland, Housing Authority,
              Multi-Family Housing Revenue, AMT,
              6.13%, 5/1/17, Callable 5/1/00 @
              100................................      1,619
   1,240    Portland, Housing Authority, Series
              A, 5.60%, 1/1/18, Callable 1/1/08 @
              100................................      1,261
   1,055    State Housing & Community Services,
              Single Family Mortgage Revenue,
              Series 92G, AMT, 6.80%, 7/1/27,
              Callable 11/18/02 @ 102............      1,116
                                                    --------
                                                       4,717
                                                    --------
Pennsylvania (1.4%):
   2,000    Harrisburg Capital Appreciation,
              Series F, GO, 0.00%, 3/15/11,
              AMBAC..............................      1,092
   1,280    Housing Finance Agency, Single Family
              Mortgage, AMT, 6.75%, 10/1/08,
              Callable 10/1/05 @ 102.............      1,492
   4,250    Northumberland County, Commonwealth
              Lease Revenue, 0.00%, 10/15/12.....      2,122
   2,550    Philadelphia, Gas Works Revenue,
              Series A, 6.38%, 7/1/14, Callable
              7/1/03 @ 102.......................      2,757
   1,380    Pittsburgh, Urban Redevelopment
              Authority, Mortgage Revenue, Series
              A, AMT, 8.35%, 10/1/14, Callable
              4/1/99 @ 102.......................      1,415
     705    Pittsburgh, Urban Redevelopment
              Authority, Mortgage Revenue, Sidney
              Square, Project A, AMT, 6.10%,
              9/1/10, Callable 9/1/06 @ 102......        753
     560    Pittsburgh, Urban Redevelopment
              Authority, Single Family Mortgage
              Revenue, Series C, AMT, 7.88%,
              12/1/16, Callable 12/1/98 @ 102,
              GNMA...............................        576
   1,515    Shaler Area School District, Series
              B, 0.00%, 11/15/11.................        796
                                                    --------
                                                      11,003
                                                    --------
Puerto Rico (0.1%):
     700    Puerto Rico Commonwealth, 6.00%,
              7/1/07, MBIA.......................        784
                                                    --------
Rhode Island (0.6%):
   2,630    Housing & Mortgage Financial Corp.,
              Home Ownership Opportunity, AMT,
              6.15%, 4/1/17, Callable 10/1/06 @
              102................................      2,775

PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Rhode Island, continued:
 $   500    Housing & Mortgage Financial Corp.,
              Home Ownership Opportunity, Series
              15-B, 6.00%, 10/1/04, Callable
              4/1/04 @ 102, MBIA.................   $    529
   1,000    Housing & Mortgage Financial Corp.,
              Home Ownership Opportunity, Series
              3A, 7.85%, 10/1/16, Callable
              10/1/00 @ 102......................      1,056
     515    Housing & Mortgage Financial Corp.,
              Home Ownership Opportunity, Series
              C-1, AMT, 6.80%, 10/1/23, Callable
              10/1/01 @ 102......................        532
                                                    --------
                                                       4,892
                                                    --------
South Carolina (3.3%):
   1,200    Jobs, Economic Development Authority
              Revenue, 5.00%, 11/1/18, Callable
              5/1/08 @ 101, AMBAC................      1,177
   6,580    Jobs, Economic Development Authority
              Revenue, 5.00%, 11/1/23, Callable
              5/1/08 @ 101, AMBAC................      6,373
   1,000    Jobs, Economic Development Authority,
              Hospital Facilities Revenue, Tuomey
              Healthcare Systems, 5.00%, 11/1/18,
              Callable 11/1/08 @ 101, AMBAC......        981
   3,000    Piedmont, Municipal Power Agency,
              Electric Revenue Refunding, Series
              A, 6.60%, 1/1/21, Callable 1/1/99 @
              100................................      3,004
   6,975    Piedmont, Municipal Power Agency,
              Electric Revenue, Series A, 6.55%,
              1/1/16, Callable 1/1/99 @ 100......      6,984
   3,655    Piedmont, Municipal Power Agency,
              South Carolina Electric Revenue,
              Series A, 5.75%, 1/1/24, Callable
              1/1/99 @ 100.......................      3,655
   1,000    Resource Authority, Local Government
              Program Revenue, Series A, 7.25%,
              6/1/20, Callable 6/1/00 @ 102......      1,066
   2,500    State Housing Authority, Single
              Family Mortgage, Series B, 7.00%,
              7/1/11, Callable 7/1/02 @ 100, FHA,
              VA.................................      2,536
                                                    --------
                                                      25,776
                                                    --------
South Dakota (0.2%):
   1,370    Housing Development Authority
              Revenue, AMT, 5.40%, 5/1/20,
              Callable 5/1/08 @ 102..............      1,376

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
South Dakota, continued:
 $   400    Housing Development Authority,
              Homeowner Mortgage, Series D-1,
              AMT, 6.80%, 5/1/12, Callable 5/1/03
              @ 102..............................   $    429
                                                    --------
                                                       1,805
                                                    --------
Tennessee (1.0%):
     910    Bristol, Multi-Family Home Revenue,
              Shelby Heights Project, Series 97,
              6.10%, 3/1/12, Callable 3/1/07 @
              101................................        960
   2,000    Housing Development Agency,
              Homeownership Program, AMT, 7.38%,
              7/1/23, Callable 7/1/01 @ 102......      2,111
     825    Housing Development Agency,
              Homeownership Program, Series P,
              7.70%, 7/1/16, Callable 7/1/00 @
              103................................        865
   1,205    Housing Development Agency,
              Homeownership Program, Series V,
              AMT, 7.65%, 7/1/22, Callable 7/1/01
              @ 102..............................      1,276
     665    La Follette, Housing Development
              Corp., Mortgage Revenue Refunding,
              Series A, 6.25%, 1/1/16, Callable
              7/1/05 @ 102, MBIA, FHA............        716
     380    La Follette, Housing Development
              Corp., Mortgage Revenue Refunding,
              Series A, 6.37%, 1/1/20, Callable
              7/1/05 @ 102, MBIA, FHA............        411
   1,274    Memphis, Health, Educational &
              Housing Revenue Refunding, 7.37%,
              1/20/27, Callable 1/20/02 @ 103,
              GNMA, FHA..........................      1,367
                                                    --------
                                                       7,706
                                                    --------
Texas (11.7%):
   1,385    Beaumont, Housing Finance Corp.,
              Single Family Mortgage Revenue
              Refunding, 9.20%, 3/1/12, Callable
              9/1/01 @ 103.......................      1,550
   1,765    Bexar County, Housing Finance Corp.,
              Residual Revenue, GO, 0.00%,
              3/1/15, Callable 1/1/99 @ 35.2.....        621
   1,895    Castleberry Independent School
              District, Public Facilities
              Revenue, 5.00%, 8/15/13, Callable
              8/15/08 @ 102......................      1,846
   2,430    Castleberry Independent School
              District, Public Facilities
              Revenue, 5.25%, 8/15/18, Callable
              8/15/08 @ 102......................      2,377
   2,500    Central Housing Finance Corp., Single
              Family Mortgage Revenue, Series A,
              0.00%, 9/1/16, ETM.................        998
   1,845    Cleburne Capital Appreciation, GO,
              0.00%, 2/15/16, Callable 2/15/08 @
              64.29, FSA.........................        709

PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
 $ 4,000    Dallas--Fort Worth, Regulation
              Airport Revenue, 6.10%, 11/1/07,
              Callable 7/1/98 @ 100..............   $  4,008
   3,100    Dallas County, Housing Finance Corp.,
              Single Family Mortgage Revenue,
              0.00%, 1/1/17, FGIC................        519
   1,000    Dallas County, Improvement &
              Refunding, Series A, 6.50%,
              8/15/09, Callable 8/15/01 @ 100....      1,073
     550    El Paso, Housing Finance Corp.,
              Single Family Mortgage Revenue
              Refunding, Series A, AMT, 8.75%,
              10/1/11, Callable 10/1/00 @ 100,
              FHA................................        613
     440    El Paso, Housing Finance Corp.,
              Single Family Mortgage Revenue,
              AMT, 8.20%, 3/1/21, Callable 3/1/99
              @ 103..............................        457
   3,125    Fort Worth, Housing Finance Corp.,
              Home Mortgage Revenue Refunding,
              Series A, 8.50%, 10/1/11, Callable
              10/1/00 @ 100......................      3,360
   1,305    Galveston, Property Finance
              Authority, Single Family Mortgage
              Revenue Refunding, Series A, 8.50%,
              9/1/11, Callable 9/1/01 @ 103......      1,411
   2,000    Hereford Independent School District,
              Public Facilities Revenue, 5.25%,
              8/15/18, Callable 8/15/08 @ 102....      1,974
   2,365    Houston, Housing Financial Corp.,
              Single Family Mortgage Revenue
              Refunding, Series B-2, 0.00%,
              6/1/14, Callable 12/1/06 @ 58......        726
     700    Houston, Series D, 5.25%, 3/1/08,
              Callable 3/1/03 @ 100..............        721
   2,500    Houston, Single Family Mortgage
              Revenue, Series B-1, 8.00%, 6/1/14,
              Callable 12/1/06 @ 102.............      2,697
   1,000    Katy, Independent School District
              Series B, 5.00%, 2/15/07, Callable
              8/15/02 @ 102, PSFG................      1,021
     855    Laredo, Housing Finance Corp., Single
              Family Mortgage Revenue, AMT,
              6.20%, 10/1/19, Callable 4/1/04 @
              103, GNMA..........................        886
   1,560    Lewisville Housing Finance,
              Multi-Family Mortgage Revenue, AMT,
              5.50%, 6/1/17, Callable 12/1/07 @
              100, FSA...........................      1,592

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
                                                          (Amounts in Thousands)

PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
 $   500    Lewisville Independent School
              District, 5.25%, 8/15/06, Callable
              8/15/04 @ 100, PSFG................   $    523
     625    Lubbock, Housing Finance Corp.,
              Single Family Mortgage Revenue,
              8.00%, 12/1/20, Callable 1/1/99 @
              100, GNMA..........................        630
     915    Lufkin, Health Facilities Development
              Corp., Health Systems Revenue
              Refunding, 6.50%, 2/15/06..........        990
     520    Manor, Independent School District,
              8.00%, 8/1/05, PSFG................        633
   1,045    Municipal Power Agency, 0.00%,
              9/1/08.............................        653
   9,000    Nueces County, Port Corpus Christi
              Authority, Pollution Control
              Revenue, AMT, 6.88%, 4/1/17,
              Callable 4/1/02 @ 102..............      9,819
   8,100    Red River Authority, Pollution
              Control Revenue, AMT, 6.88%,
              4/1/17, Callable 4/1/02 @ 102......      8,838
   8,630    Richardson Independent School
              District, Series A, GO, 0.00%,
              2/15/06............................      6,127
   4,580    Richardson Independent School
              District, Series A, GO, 0.00%,
              2/15/07............................      3,096
   5,565    Rockwall Independent School District,
              GO, 0.00%, 8/15/13, Callable
              8/15/09 @ 81.34, PSFG..............      2,554
   1,565    Rockwall Independent School District,
              GO, 0.00%, 8/15/14, Callable
              8/15/09 @ 76.87, PSFG..............        675
   7,260    Rockwall Independent School District,
              GO, 0.00%, 8/15/15, Callable
              8/15/09 @ 72.72, PSFG..............      2,950
   6,060    Rockwall Independent School District,
              GO, 0.00%, 8/15/16, Callable
              8/15/09 @ 68.73, PSFG..............      2,320
   2,000    Rockwall Independent School District,
              GO, 0.00%, 8/15/17, Callable
              8/15/09 @ 64.89, PSFG..............        721
   1,000    San Angelo, Independent School
              District, 5.50%, 2/15/09, Callable
              2/15/06 @ 100, PSFG................      1,059
   1,500    San Antonio, Hotel Occupancy, 5.30%,
              8/15/08, Callable 8/15/06 @ 102,
              FGIC...............................      1,591
   2,000    San Antonio, Hotel Occupancy Revenue,
              0.00%, 8/15/17, FGIC...............        749
   1,555    Southeast Housing Finance Corp.,
              Residual Revenue, Series A, ETM,
              0.00%, 11/1/14.....................        617

PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
 $ 1,600    Southside Independent School
              District, Public Facilities
              Revenue, 5.25%, 2/15/18, Callable
              2/15/08 @ 100......................   $  1,577
   1,500    State Department of Housing &
              Community Affairs, Multi-Family
              Housing Revenue, Series A, 6.30%,
              1/1/16, Callable 1/1/07 @ 102......      1,603
     510    State Department of Housing &
              Community Affairs, Multi-Family
              Revenue, Series A, 5.90%, 7/1/06...        527
   8,675    State Department of Housing &
              Community Affairs, Single Family
              Revenue Refunding, Series A, 0.00%,
              3/1/15, Callable 9/1/04 @ 49.53....      2,838
   2,985    State Higher Education Coordinating
              Board, Student Loan Revenue, AMT,
              0.00%, 10/1/25, Callable 10/1/01 @
              100................................      3,145
   5,000    State Turnpike Authority, Dallas
              Northway Revenue, 5.00%, 1/1/16,
              Callable 1/1/06 @ 102, MBIA........      4,951
     525    State Veterans Housing Assistance,
              AMT, 6.05%, 12/1/12, Callable
              12/1/02 @ 102......................        539
      65    Travis County, Housing Finance Corp.,
              Single Family Mortgage Revenue
              Refunding, Series A, 6.25%, 4/1/19,
              Callable 4/1/99 @ 100, GNMA........         68
   1,140    Winter Garden Housing Finance Corp.,
              Single Family Mortgage Revenue,
              AMT, 6.20%, 10/1/19, Callable
              4/1/99 @ 100, GNMA.................      1,178
                                                    --------
                                                      90,130
                                                    --------
Utah (1.1%):
   1,000    Intermountain Power Agency, Utah
              Power Supply, Series B, 6.00%,
              7/1/16, Callable 7/1/98 @ 100......      1,005
   1,000    State Housing Finance Agency, Single
              Family Mortgage, AMT, 5.95%,
              7/1/09, Callable 1/1/07 @ 102,
              FHA................................      1,036
   1,125    State Housing Finance Agency, Single
              Family Mortgage, AMT, 6.25%,
              7/1/14, Callable 1/1/07 @ 102,
              FHA................................      1,190
   2,240    State Housing Finance Agency, Single
              Family Mortgage, Issue A-1, 6.00%,
              7/1/14, Callable 1/1/07 @ 102,
              FHA................................      2,354

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Utah, continued:
 $ 2,750    Tooele County, Hazardous Waste
              Disposal Revenue, AMT, 6.75%,
              8/1/10, Callable 8/1/05 @ 102......   $  3,038
                                                    --------
                                                       8,623
                                                    --------
Virginia (0.3%):
   1,170    Arlington County, Industrial
              Development Authority Revenue,
              Whitefield, Series A, 5.50%,
              7/1/25, Callable 7/1/00 @ 100,
              MBIA, FHA..........................      1,171
     500    State Housing Development, Series H,
              5.60%, 11/1/06, Callable 5/1/05 @
              102................................        526
     735    Virginia Beach Development Authority,
              Multi-Family Housing Revenue, 2nd
              Mortgage, Series B, 8.75%, 1/15/09,
              Callable 7/15/98 @ 100.............        736
                                                    --------
                                                       2,433
                                                    --------
Washington (2.6%):
   3,000    Chelan Public Utilities, Series D,
              AMT, 6.35%, 7/1/28, Callable 7/1/07
              @ 102, MBIA........................      3,329
     670    King County, Housing Authority Rural
              Preservation Project, AMT, 5.60%,
              1/1/18, Callable 1/1/08 @ 100......        668
     800    King County, Housing Authority Rural
              Preservation Project, AMT, 5.75%,
              1/1/28, Callable 1/1/08 @ 100......        797
   1,000    Spokane Housing Authority Revenue,
              Valley 206 Apartments, Junior Lien
              B, 5.75%, 4/1/28, LOC: Washington
              Trust Bank.........................      1,001
   1,025    Spokane Housing Authority Revenue,
              Valley 206 Apartments, Senior Lien
              A, 5.40%, 4/1/18, Callable 4/1/08 @
              100................................      1,000
   1,300    Spokane Housing Authority Revenue,
              Valley 206 Apartments, Senior Lien
              A, 5.63%, 4/1/28, Callable 4/1/08 @
              100................................      1,271
   3,000    State Housing Community Revenue,
              Crista Ministries, Series A, 5.35%,
              7/1/14, Callable 7/1/08 @ 100, LOC:
              U.S. Bank..........................      3,007
   1,000    State Housing Multi-Family Mortgage,
              5.95%, 7/1/20, Callable 1/1/08 @
              103, GNMA..........................      1,058
   2,000    State Housing Multi-Family Mortgage
              Revenue, 6.00%, 7/1/30, Callable
              1/1/08 @ 103, GNMA.................      2,116

PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Washington, continued:
 $ 1,950    State Public Power Supply, 0.00%,
              7/1/15.............................   $    804
   2,750    State Public Power Supply, Nuclear
              Project No. 2, Revenue Refunding,
              Series B, 5.63%, 7/1/12, Callable
              7/1/03 @ 102, FSA..................      2,890
   2,000    Vancouver Housing Authority Revenue,
              Pooled Housing, Series A, 5.40%,
              3/1/18, Callable 3/1/08 @ 100......      2,009
                                                    --------
                                                      19,950
                                                    --------
West Virginia (1.8%):
   1,000    Charleston Community Parking
              Facilities Revenue, 0.00%,
              12/1/20............................        259
   1,595    Charleston Community Parking
              Facilities Revenue, 0.00%,
              12/1/21............................        387
   1,630    Charleston Community Parking
              Facilities Revenue, 0.00%,
              12/1/22............................        372
   1,665    Charleston Community Parking
              Facilities Revenue, 0.00%,
              12/1/23............................        356
   3,175    Charleston Community Parking
              Facilities, Sub-C, 0.00%,
              12/1/26............................        565
   8,370    Kanawha-Putnam County, Single Family
              Mortgage, Series A, ETM, 0.00%,
              12/1/16, AMBAC.....................      3,298
   2,600    Monongalia County, Series A, 6.00%,
              11/15/27, Callable 11/15/02 @
              102................................      2,617
   1,475    State Housing Development Fund,
              Housing Finance, AMT, 7.20%,
              11/1/20, Callable 5/1/02 @ 102,
              FHA................................      1,591
   2,785    Various Forty Four Municipalities,
              Single Family Mortgage, Series A,
              5.20%, 8/1/17, Callable 8/1/07 @
              102................................      2,830
  10,800    Various Forty Four Municipalities,
              Single Family Mortgage, Series B,
              0.00%, 8/1/30, Callable 8/1/07 @
              26.78..............................      1,766
                                                    --------
                                                      14,041
                                                    --------
Wisconsin (0.7%):
     690    Housing & Economic Development, Home
              Ownership Revenue, AMT, 8.00%,
              3/1/21, Callable 9/1/00 @ 102,
              FHA................................        707
   3,000    State Health & Educational Facilities
              Revenue, Community Memorial
              Hospital, 6.00%, 4/1/18, Callable
              4/1/02 @ 102.......................      3,155

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
                                                          (Amounts in Thousands)

PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Wisconsin, continued:
 $   440    State, Series A, 7.50%, 1/1/15,
              Callable 1/1/00 @ 100..............   $    446
   1,000    State, Series A, AMT, 7.50%, 1/1/21,
              Callable 7/1/00 @ 100..............      1,051
                                                    --------
                                                       5,359
                                                    --------
Wyoming (0.3%):
   1,550    Community Development Authority
              Revenue, Series 4, AMT, 5.70%,
              6/1/17, Callable 8/1/07 @ 102......      1,599
     500    Community Development Authority,
              Series E, 5.70%, 6/1/13, Callable
              12/1/03 @ 102, FHA.................        512
     370    Community Development Authority,
              Single Family Mortgage, Series A,
              6.88%, 6/1/14, Callable 6/1/01 @
              102, FHA...........................        381
     135    Community Development Authority,
              Single Family Mortgage, Series E,
              AMT, 7.75%, 6/1/09, Callable
              11/30/98 @ 100.9...................        140
                                                    --------
                                                       2,632
                                                    --------
Total Municipal Bonds                                765,553
                                                    --------

PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MONTHLY DEMAND NOTES (2.9%):
California (1.0%):
 $ 8,000    Student Educational Loan Marketing,
              Corporate Revenue, Series IV-C-1,
              AMT, 4.00%, 1/1/33.................   $  8,000
                                                    --------
Florida (1.5%):
  11,700    Educational Loan Marketing Corp.,
              Series A, 3.97%, 12/1/18...........     11,700
                                                    --------
New York (0.4%):
   3,065    State Job Development Authority
              Revenue, Series A-1-A-42, AMT,
              4.00%, 3/1/05......................      3,065
                                                    --------
Total Monthly Demand Notes                            22,765
                                                    --------
Total (Cost $764,609) (a)                           $788,318
                                                    ========

------------

Percentages indicated are based on net assets of $778,817.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $67. Cost for federal income tax purposes differ from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation.....................................  $24,195
                   Unrealized depreciation.....................................     (553)
                                                                                 -------
                   Net unrealized appreciation.................................  $23,642
                                                                                 =======

 * Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 1998.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998

ACA    Insured by American Capital Access
AMBAC  Insured by AMBAC Indemnity Corp.
AMT    Alternative Minimum Tax Paper
BIG    Insured by Bond Insurance Guarantee
ETM    Escrowed to Maturity
FGIC   Insured by Federal Guarantee Insurance Corp.
FHA    Insured by Federal Housing Administration
FNMA   Insured by Federal National Mortgage Association
FSA    Insured by Federal Security Assurance
GNMA   Insured by Government National Mortgage Association
GO     General Obligation
GSL    Guaranteed Student Loan
MBIA   Insured by Municipal Bond Insurance Association
PCR    Pollution Control Revenue
PSFG   Permanent School Fund Guarantee
VA     Veterans Administration

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1998
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------   --------
MUNICIPAL BONDS (99.5%):
Arizona (0.9%):
 $1,850     Maricopa County, Industrial
              Development, Single Family
              Mortgage Revenue, 0.00%, 12/31/14,
              ETM...............................   $    816
  1,000     Tucson & Pima County, Single Family
              Mortgage Revenue, 0.00%, 12/1/14,
              ETM...............................        443
                                                   --------
                                                      1,259
                                                   --------
California (0.4%):
  1,500     San Marcos, Public Facilities,
              Revenue, 0.00%, 9/1/19, ETM.......        517
                                                   --------
Colorado (0.6%):
  2,000     El Paso County, Single Family
              Mortgage Revenue, 0.00%, 9/1/15,
              ETM...............................        847
                                                   --------
Kansas (1.9%):
  1,600     Kansas City, Single Family Mortgage
              Revenue, Series 1983 A, 0.00%,
              12/1/14, ETM......................        709
  3,225     Labette County, Single Family
              Mortgage Revenue, 0.00%, 12/1/14,
              ETM...............................      1,429
  1,000     Saline County, Single Family
              Mortgage Revenue, Series 1983 A,
              0.00%, 12/1/15, ETM...............        418
                                                   --------
                                                      2,556
                                                   --------
Kentucky (93.8%):
    225     Ashland Utility Revenue, 6.65%,
              4/1/04............................        231
  1,500     Berea College Utility Revenue, AMT,
              5.90%, 6/1/17, Callable 6/1/07 @
              102...............................      1,605
    200     Boone County, Certificates of
              Participation, Public Golf, 6.35%,
              11/15/02..........................        218
    200     Boone County, Certificates of
              Participation, Public Golf, 6.40%,
              11/15/03, Callable 11/15/02 @
              102...............................        221
    250     Boone County, School District
              Finance Corp., School Building
              Revenue, 6.70%, 9/1/06,
              Prerefunded 9/1/01 @ 103..........        276
    310     Boone County, School District
              Finance Corp., School Building
              Revenue, 7.10%, 8/1/07,
              Prerefunded 8/1/00 @ 103..........        338
  1,000     Boone County, School District
              Finance Corp., School Building
              Revenue, 6.70%, 9/1/07,
              Prerefunded 9/1/01 @ 103..........      1,105
    395     Boone County, School District
              Finance Corp., School Building
              Revenue, 7.10%, 8/1/08,
              Prerefunded 8/1/00 @ 103..........        430

SHARES OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $  230     Bowling Green, Key Municipal
              Projects Corp., Lease Revenue,
              7.20%, 10/1/01, Prerefunded 4/1/99
              @ 102.............................   $    240
    280     Bowling Green, Key Municipal
              Projects Corp., Lease Revenue,
              7.40%, 10/1/04, Prerefunded 4/1/99
              @ 102.............................        293
  1,000     Bowling Green-Warren County,
              Hospital Facilities Revenue,
              5.00%, 4/1/17, Callable 4/1/08 @
              101, FSA..........................        983
    280     Campbell & Kenton Counties,
              Sanitation District #1, Sanitation
              District Revenue, 6.38%, 8/1/03,
              Callable 8/1/98 @ 102, ETM........        295
    580     Campbell & Kenton Counties,
              Sanitation District #1, Sanitation
              District Revenue, 7.13%, 8/1/05,
              Callable 8/2/98 @ 102, ETM........        636
    415     Clinton County, School District
              Finance Corp., School Building
              Revenue, 6.10%, 6/1/09, Callable
              6/1/02
              @ 102.............................        449
    445     Clinton County, School District
              Finance Corp., School Building
              Revenue, 6.10%, 6/1/10, Callable
              6/1/02
              @ 102.............................        482
    325     Clinton County, School District
              Finance Corp., School Building
              Revenue, 6.10%, 6/1/11, Callable
              6/1/02
              @ 102.............................        352
    510     Clinton County, School District
              Finance Corp., School Building
              Revenue, 6.10%, 6/1/12, Callable
              6/1/02
              @ 102.............................        551
    345     Danville, Hospital Revenue, Esphraim
              McDowell Region, 6.40%, 4/1/00,
              FGIC..............................        359
    100     Danville, Multi-City Lease Revenue,
              Metro Sewer District, 6.35%,
              2/1/02, Prerefunded 2/1/01 @ 102,
              MBIA..............................        108
    225     Danville, Multi-City Lease Revenue,
              Metro Sewer District, 6.50%,
              2/1/04, Prerefunded 2/1/01 @ 102,
              MBIA..............................        243
    500     Daviess County, Hospital Revenue,
              Owensboro-Daviess County, 6.00%,
              8/1/04, Callable 8/1/02
              @ 102, MBIA.......................        539

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $4,500     Development Finance Authority,
              Hospital Revenue, Elizabeth,
              Med-A, 6.00%, 11/1/10, Callable
              11/1/01 @ 100, FGIC...............   $  4,746
    250     Eastern Kentucky University,
              Revenues Construction, Educational
              Buildings, Series 0, 6.70%,
              5/1/07, Prerefunded 5/1/01 @ 102,
              AMBAC.............................        273
    655     Fayette County, School District
              Finance Corp., School Building
              Revenue, 6.00%, 5/1/02, Callable
              5/1/00 @ 102......................        690
  1,000     Fayette County, School District
              Finance Corp., School Building
              Revenue, 5.38%, 1/1/17, Callable
              1/1/07 @ 102......................      1,030
  1,255     Fayette County, School District
              Finance Corp., School Building
              Revenue, Series A, 5.35%, 1/1/13,
              Callable 1/1/07 @ 102.............      1,303
    200     Hardin County, Water District #1,
              Waterworks Revenue, 6.70%, 9/1/05,
              Callable 3/1/01 @ 102.............        217
    155     Henderson Electric Light & Power
              Revenue, 5.70%, 3/1/03, Callable
              8/6/98 @ 100......................        155
  1,025     Higher Education Student Loan Corp.,
              Insured Student Loan Revenue,
              Series C, 6.50%, 6/1/02, GSL......      1,107
  1,500     Higher Education Student Loan Corp.,
              Insured Student Loan Revenue,
              Series C, AMT, 5.45%, 6/1/03,
              GSL...............................      1,571
  1,705     Higher Education Student Loan Corp.,
              Insured Student Loan Revenue,
              Series D, AMT, 7.00%, 12/1/06,
              Callable 12/1/01 @ 102, GSL.......      1,865
    500     Housing Corp. Revenue, Series A,
              5.40%, 1/1/05, Callable 7/1/03 @
              102, FHA, VA......................        529
    500     Housing Corp. Revenue, Series A,
              5.50%, 1/1/06, Callable 7/1/03 @
              102, FHA, VA......................        529
    500     Housing Corp. Revenue, Series A,
              5.60%, 1/1/07, Callable 7/1/03 @
              102, FHA, VA......................        527
    760     Housing Corp. Revenue, Series A,
              7.40%, 1/1/10, Callable 7/1/00 @
              102, FHA, VA......................        807
    400     Housing Corp. Revenue, Series B,
              5.85%, 7/1/00, FHA, VA............        412

SHARES OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $  275     Housing Corp. Revenue, Series B,
              6.20%, 7/1/03, Callable 7/1/02 @
              102, FHA, VA......................   $    291
  1,745     Housing Corp. Revenue, Series D,
              5.80%, 7/1/13, Callable 7/1/06 @
              102...............................      1,857
     30     Infrastructure Authority Revenue,
              Government Agencies Program
              Revenue, 6.00%, 8/1/11,
              Prerefunded 8/1/01 @ 100..........         32
     80     Infrastructure Authority Revenue,
              Government Agencies Program
              Revenue, 6.00%, 8/19/11, Callable
              8/1/01 @ 100......................         83
    410     Infrastructure Authority Revenue,
              Governmental Agencies Program
              Revenue, 5.25%, 8/1/04, Callable
              8/1/03 @ 102......................        430
    500     Infrastructure Authority Revenue,
              Governmental Agencies Program
              Revenue, 5.40%, 8/1/06, Callable
              8/1/03 @ 102......................        529
    500     Infrastructure Authority Revenue,
              Governmental Agencies Program
              Revenue, 5.75%, 8/1/13, Callable
              8/1/03 @ 102......................        533
  1,000     Infrastructure Authority Revenue,
              Revolving Fund Program, Series E,
              6.40%, 6/1/04, Callable 6/1/01
              @ 102.............................      1,078
    710     Infrastructure Authority Revenue,
              Revolving Fund Program, Series E,
              6.50%, 6/1/05, Callable 6/1/01
              @ 102.............................        768
    250     Infrastructure Authority Revenue,
              Revolving Fund Program, Series G,
              6.10%, 6/1/02.....................        268
    250     Interlocal School Transportation
              Assoc., Equipment Lease Revenue,
              6.00%, 3/1/01.....................        262
    405     Interlocal School Transportation
              Assoc., Equipment Lease Revenue,
              6.00%, 3/1/02.....................        430
    135     Jefferson County, Capital Projects,
              7.70%, 6/1/01, Callable 12/1/98
              @ 101, ETM........................        148
    500     Jefferson County, Capital Projects,
              First Mortgage Revenue, 6.38%,
              12/1/07, Callable 12/1/98 @ 101,
              ETM...............................        561

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $  725     Jefferson County, Capital Projects,
              Revenue, Series A, 6.10%, 8/15/07,
              Callable 2/15/03 @ 102............   $    789
  1,000     Jefferson County, Capital Projects,
              Revenue, Series A, 5.50%, 4/1/10,
              Callable 4/1/06 @ 102, AMBAC......      1,066
  1,000     Jefferson County, Capital Projects,
              Revenue, Series A, 5.50%, 4/1/11,
              Callable 4/1/06 @ 102, AMBAC......      1,060
  1,500     Jefferson County, Health Facilities
              Revenue, Alliant Hospital, 5.00%,
              10/1/13, Callable 10/1/07 @ 101,
              MBIA..............................      1,499
    500     Jefferson County, Health Facilities
              Revenue, Jewish Hospital
              Healthcare Services, Inc., 6.05%,
              5/1/02, AMBAC.....................        534
  1,000     Jefferson County, Health Facilities
              Revenue, Jewish Hospital
              Healthcare Services, Inc., 6.10%,
              5/1/03, Callable 5/1/02 @ 102,
              AMBAC.............................      1,083
    300     Jefferson County, Health Facilities
              Revenue, Jewish Hospital
              Healthcare Services, Inc., 6.20%,
              5/1/04, Callable 5/1/02 @ 102,
              AMBAC.............................        326
    500     Jefferson County, Health Facilities
              Revenue, Jewish Hospital
              Healthcare Services, Inc., 6.38%,
              5/1/08, Callable 5/1/02 @ 102,
              AMBAC.............................        547
    930     Jefferson County, Health Facilities
              Revenue, Jewish Hospital
              Healthcare Services, Inc., 5.65%,
              1/1/10, Callable 1/1/07 @ 102.....        995
  1,500     Jefferson County, Health Facilities
              Revenue, University Medical
              Center, 5.50%, 7/1/17, Callable
              7/1/07 @ 101, MBIA................      1,564
  2,000     Jefferson County, Hospital Revenue,
              Alliant Hospital Systems, 6.20%,
              10/1/04, Callable 10/1/02 @ 102,
              MBIA..............................      2,189
    550     Jefferson County, Pollution Control
              Revenue, Louisville Gas & Electric
              Co., 7.45%, 6/15/15, Callable
              6/15/00 @ 102.....................        594
  1,000     Jefferson County, School District
              Finance Corp., School Building
              Revenue, 6.00%, 1/1/04, Callable
              7/1/02 @ 102, MBIA................      1,083

SHARES OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $  625     Jefferson County, School District
              Finance Corp., School Building
              Revenue, 7.15%, 9/1/04,
              Prerefunded 9/1/00 @ 103..........   $    684
    675     Jefferson County, School District
              Finance Corp., School Building
              Revenue, 7.20%, 9/1/05,
              Prerefunded 9/1/00 @ 103..........        740
  1,430     Jefferson County, School District
              Finance Corp., School Building
              Revenue, 5.25%, 7/1/07, Callable
              7/1/05 @ 102, MBIA................      1,515
  2,315     Junction City, College Revenue,
              Centre College Project, 5.70%,
              4/1/12, Callable 4/1/07 @ 102.....      2,501
    500     Kenton County, Airport Revenue,
              International, Series AR-A, AMT,
              6.10%, 3/1/04, Callable 3/1/02 @
              101, FSA..........................        534
  1,000     Kenton County, Airport Revenue,
              International, Series AR-A, AMT,
              6.20%, 3/1/05, Callable 3/1/02 @
              101, FSA..........................      1,069
    500     Kenton County, Airport Revenue,
              International, Series B, AMT,
              5.75%, 3/1/07, Callable 3/1/03 @
              102, FSA..........................        534
    500     Kenton County, Airport Revenue,
              International, Series B, AMT,
              5.75%, 3/1/08, Callable 3/1/03 @
              102, FSA..........................        533
    380     Kenton County, Public Properties
              Corp. Revenue, Community Health
              Care Facilities Project, 7.00%,
              10/1/06, Prerefunded 10/1/99 @
              102...............................        403
    200     Kenton County, School District
              Finance Corp., School Building
              Revenue, 6.30%, 12/1/00...........        211
    100     Kenton County, School District
              Finance Corp., School Building
              Revenue, 6.50%, 12/1/02,
              Prerefunded 12/1/01 @ 102.........        110
    325     Kenton County, School District
              Finance Corp., School Building
              Revenue, 5.25%, 7/1/07, Callable
              7/1/03 @ 102......................        341
    495     Kenton County, Water District,
              Waterworks Revenue, District #001,
              6.30%, 2/1/02, FGIC...............        531

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $1,015     Kenton County, Water District,
              Waterworks Revenue, District #001,
              6.38%, 2/1/04, Callable 2/1/02 @
              103, FGIC.........................   $  1,115
    240     Lexington-Fayette Urban County
              Government, Economic Development
              Revenue, 7.54%, 12/1/03...........        247
    300     Lexington-Fayette Urban County
              Government, Educational Facilities
              Revenue, Transylvania University,
              7.15%, 2/1/00, Callable 2/1/99 @
              102, MBIA.........................        312
    250     Lexington-Fayette Urban County
              Government, Educational Facilities
              Revenue, Transylvania University,
              7.25%, 2/1/02, Callable 2/1/99 @
              102, MBIA.........................        260
    335     Lexington-Fayette Urban County
              Government, Public Facilities
              Corp., Capital Projects Mortgage
              Revenue, 6.20%, 4/1/05,
              Prerefunded 4/1/02 @ 102..........        365
    355     Lexington-Fayette Urban County
              Government, Public Facilities
              Corp., Capital Projects Mortgage
              Revenue, 6.30%, 4/1/06,
              Prerefunded 4/1/02 @ 102..........        388
    380     Lexington-Fayette Urban County
              Government, Public Facilities
              Corp., Capital Projects Mortgage
              Revenue, 6.40%, 4/1/07,
              Prerefunded 4/1/02 @ 102..........        417
    405     Lexington-Fayette Urban County
              Government, Public Facilities
              Corp., Capital Projects Mortgage
              Revenue, 6.40%, 4/1/08,
              Prerefunded 4/1/02 @ 102..........        445
    425     Lexington-Fayette Urban County
              Government, Public Facilities
              Corp., Capital Projects Mortgage
              Revenue, 6.40%, 4/1/09,
              Prerefunded 4/1/02 @ 102..........        466
    425     Lexington-Fayette Urban County
              Government, Public Facilities
              Corp., Greenspace Project Revenue,
              6.75%, 12/1/05, Prerefunded
              12/1/00 @ 102.....................        461

SHARES OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $  240     Lexington-Fayette Urban County
              Government, Public Facilities
              Corp., Greenspace Project Revenue,
              6.75%, 12/1/07, Prerefunded
              12/1/00 @ 102.....................   $    260
    350     Lexington-Fayette Urban County
              Government, Public Facilities
              Corp., Mortgage Revenue, 6.70%,
              2/1/02, Prerefunded 2/1/00 @
              102...............................        372
    210     Lexington-Fayette Urban County
              Government, Public Facilities
              Corp., Mortgage Revenue, 6.88%,
              2/1/06, Prerefunded 2/1/00 @
              102...............................        224
    430     Lexington-Fayette Urban County
              Government, Public Facilities
              Corp., Mortgage Revenue, 6.75%,
              7/1/07, Prerefunded 7/1/00 @
              102...............................        462
    500     Lexington-Fayette Urban County
              Government, Public Facilities
              Corp., Sewer System Revenue,
              6.35%, 7/1/07, Callable 7/1/02 @
              102, MBIA.........................        548
    935     Lexington-Fayette Urban County
              Government, Revenue, University of
              Kentucky Alumni Assoc., Inc.,
              6.50%, 11/1/07, Prerefunded
              11/1/04 @ 102, MBIA...............      1,068
  1,500     Lexington-Fayette Urban County
              Government, Revenue, University of
              Kentucky Alumni Assoc., Inc.,
              5.00%, 11/1/14, Callable 11/01/08
              @ 102, MBIA.......................      1,503
    250     Lexington-Fayette Urban County
              Government, School Building
              Revenue, 6.85%, 6/1/01,
              Prerefunded 12/1/99 @ 103.........        268
    625     Lexington-Fayette Urban County
              Government, School Building
              Revenue, 7.00%, 6/1/04,
              Prerefunded 12/1/99 @ 103.........        671
  1,930     Lexington-Fayette Urban County
              Government, Sewer System Revenue,
              6.35%, 7/1/09, Callable 7/1/02 @
              102, MBIA.........................      2,119
  1,420     Louisville & Jefferson County,
              Airport Authority Revenue, AMT,
              6.00%, 7/1/10, Callable 7/1/07 @
              102, MBIA.........................      1,568

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $  200     Louisville & Jefferson County,
              Metropolitan Sewer District, Sewer
              Revenue, 6.25%, 6/1/99, Callable
              12/1/98 @ 100, ETM................   $    205
  1,375     Louisville & Jefferson County,
              Metropolitan Sewer District, Sewer
              Revenue, 5.00%, 5/15/13, Callable
              5/15/08 @ 101, FGIC...............      1,378
  1,000     Louisville & Jefferson County,
              Metropolitan Sewer District, Sewer
              Revenue, 5.00%, 5/15/14, Callable
              5/15/08 @ 101.....................        999
    825     Louisville & Jefferson County, Sewer
              & Drain System Revenue, 6.40%,
              5/15/08, Prerefunded 11/15/04 @
              102, AMBAC........................        938
    205     Louisville Parking Authority
              Revenue, 6.60%, 12/1/03,
              Prerefunded 6/1/01 @ 103..........        225
    300     Louisville Public Properties Corp.
              Revenue, 6.00%, 4/1/04, Callable
              4/1/99 @ 102......................        310
    300     Louisville Public Properties Corp.
              Revenue, 6.00%, 4/1/05, Callable
              4/1/99 @ 102......................        311
    295     Louisville Public Properties Corp.,
              First Mortgage Revenue, 6.15%,
              12/1/05, Prerefunded 12/1/02 @
              102...............................        324
    200     Louisville Public Properties Corp.,
              First Mortgage Revenue, 6.40%,
              12/1/07, Prerefunded 12/1/02 @
              102...............................        221
  1,000     Louisville Water Works Board, Water
              System Revenue, Louisville Water
              Co., 5.40%, 11/15/04, Callable
              11/15/00 @ 102....................      1,047
    500     Louisville Water Works Board, Water
              System Revenue, Louisville Water
              Co., 5.63%, 11/15/07, Callable
              11/15/00 @ 102....................        528
  1,540     Louisville Water Works Board, Water
              System Revenue, Louisville Water
              Co., 5.75%, 11/15/09, Callable
              11/15/00 @ 102....................      1,629
  1,530     Louisville Water Works Board, Water
              System Revenue, Louisville Water
              Co., 5.75%, 11/15/10, Callable
              11/15/00 @ 102....................      1,618

SHARES OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $1,000     McCracken County, Hospital Revenue,
              Mercy Health System, Series A,
              6.20%, 11/1/05, Callable 11/1/04 @
              102, MBIA.........................   $  1,117
  2,090     McCracken County, Hospital Revenue,
              Mercy Health System, Series A,
              6.40%, 11/1/07, Callable 11/1/04 @
              102, MBIA.........................      2,359
    505     McCreary County, School District
              Finance Corp., School Building
              Revenue, 6.60%, 10/1/08, Callable
              10/1/01 @ 103.....................        557
    215     Mercer County, School District
              Finance Corp., School Building
              Revenue, 6.38%, 12/1/07, Callable
              12/1/01 @ 102.....................        232
    300     Morehead State University, Housing &
              Dining System Revenue, Series I,
              6.10%, 11/1/05, Callable 11/1/01 @
              102, AMBAC........................        322
    200     Morehead State University, Housing &
              Dining System Revenue, Series M,
              6.30%, 11/1/08, Callable 11/1/01 @
              102, AMBAC........................        217
    215     Muhlenberg County, School District
              Finance Corp., School Building
              Revenue, 5.85%, 8/1/09, Callable
              8/1/02 @ 102......................        231
    750     Muhlenberg County, School District
              Finance Corp., School Building
              Revenue, Second Series, 5.85%,
              8/1/10, Callable 8/1/02 @ 102.....        805
    240     Murray State University Revenues,
              Series G, Second Series, 5.60%,
              5/1/06, Callable 5/1/03 @ 102.....        256
    460     Murray State University Revenues,
              Series G, Second Series, 5.60%,
              5/1/07, Callable 5/1/03 @ 102.....        489
    530     Northern Kentucky University,
              Educational Buildings Revenue,
              6.10%, 5/1/06, Callable 5/1/02 @
              102, AMBAC........................        575
    300     Owensboro, Electric Light & Power
              Revenue, 6.75%, 1/1/03, Callable
              1/1/99 @ 100, ETM.................        318
    205     Paducah Electric Plant Board
              Revenue, 6.30%, 1/1/08, Callable
              1/1/01 @ 102, AMBAC...............        220
    300     Paducah Waterworks Revenue, 6.10%,
              7/1/00, MBIA......................        313

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $  300     Paducah Waterworks Revenue, 6.60%,
              7/1/05, Prerefunded 7/1/01 @ 102,
              MBIA..............................   $    327
  1,085     Perry County, School District
              Finance Corp., School Building
              Revenue, 6.25%, 7/1/09, Callable
              7/1/02 @ 100......................      1,169
    355     Richmond Water, Gas & Sewer Revenue,
              5.00%, 7/1/14, Callable 7/1/08 @
              102, MBIA.........................        356
    330     Scott County, School District
              Finance Corp., School Building
              Revenue, 7.10%, 12/1/02,
              Prerefunded 12/1/98 @ 103.........        345
    545     Shelby County, School District
              Finance Corp., School Building
              Revenue, 6.10%, 9/1/02, Callable
              9/1/01 @ 103......................        585
    100     Shelby County, School District
              Finance Corp., School Building
              Revenue, 6.25%, 9/1/03, Callable
              9/1/01 @ 103......................        108
    500     Shelby County, School District
              Finance Corp., School Building
              Revenue, 6.50%, 9/1/05, Callable
              9/1/01 @ 103......................        549
    200     Shelby County, School District
              Finance Corp., School Building
              Revenue, 6.50%, 9/1/07, Callable
              9/1/01 @ 103......................        219
  1,000     State Economic Development Finance
              Authority, Hospital Revenue,
              Appalachian Regulatory Hospital,
              5.50%, 10/1/07....................      1,034
  1,000     State Economic Development Finance
              Authority, Hospital Revenue,
              Catholic Health Initiatives
              Hospital, 5.38%, 12/1/11, Callable
              6/1/08 @ 101......................      1,047
  1,245     State Economic Development Finance
              Authority, Hospital Revenue,
              Southern Central Nursing Homes,
              6.00%, 7/1/27, Callable 1/1/08 @
              105, FHA, MBIA....................      1,335
  1,000     State Property & Buildings
              Commission Revenues, Project #26,
              7.40%, 6/1/00, Callable 12/1/98 @
              102...............................      1,034
  2,300     State Property & Buildings
              Commission Revenues, Project #50,
              6.00%, 2/1/10, Prerefunded 2/1/01
              @ 100.............................      2,414

SHARES OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $1,475     State Property & Buildings
              Commission Revenues, Project #53,
              6.25%, 10/1/02, Callable 10/1/01
              @102..............................   $  1,594
  1,000     State Property & Buildings
              Commission Revenues, Project #54,
              5.90%, 9/1/07, Callable 9/1/02 @
              102...............................      1,071
  1,000     State Property & Buildings
              Commission Revenues, Project #56,
              5.70%, 9/1/06, Callable 9/1/04 @
              102...............................      1,083
  1,000     State Property & Buildings
              Commission Revenues, Project #56,
              5.80%, 9/1/07, Callable 9/1/04 @
              102...............................      1,085
  1,000     State Property & Buildings
              Commission Revenues, Project #59,
              5.30%, 5/1/07, Callable 11/1/05 @
              102...............................      1,059
  1,000     State Property & Buildings
              Commission Revenues, Project #59,
              5.38%, 11/1/09, Callable 11/1/05 @
              102...............................      1,056
    275     State Property & Buildings
              Commission Revenues, Toyota Corp.,
              6.40%, 11/1/01....................        295
    235     State Turnpike Authority, Economic
              Development, Recovery Road
              Revenue, 6.13%, 7/1/07, Callable
              8/6/98 @ 100, ETM.................        253
    500     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 7.13%,
              5/15/01, Prerefunded 5/15/00
              @101.5............................        536
    750     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.70%,
              1/1/03............................        795
  1,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.20%,
              7/1/03, AMBAC.....................      1,045
  1,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.40%,
              7/1/05, AMBAC.....................      1,064
  1,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 7.38%,
              5/15/07, Prerefunded 5/15/00 @
              101.5.............................      1,077
  1,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 6.50%,
              7/1/08, AMBAC.....................      1,164

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $2,750     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.50%,
              7/1/08, AMBAC.....................   $  2,978
  1,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.50%,
              7/1/09, AMBAC.....................      1,086
  1,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 0.00%,
              1/1/10, FGIC......................        588
  2,600     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.63%,
              7/1/10, Callable 7/1/05 @ 102,
              AMBAC.............................      2,796
    500     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.75%,
              7/1/11, Callable 7/1/05 @ 102,
              AMBAC.............................        541
    500     State Turnpike Authority, Resource
              Recovery Revenue, 6.63%, 7/1/08,
              Callable 7/1/98 @ 100, ETM........        553
  1,000     State Turnpike Authority, Resource
              Recovery Revenue, 1985 Series A,
              6.00%, 7/1/09, Callable 8/6/98
              @ 100.............................      1,002
    215     State Turnpike Authority, Toll Road
              Revenue Refunding, 6.13%, 7/1/08,
              Callable 7/1/98 @ 100, ETM........        231
  1,000     University of Kentucky Revenues,
              Community Colleges, Educational
              Buildings Revenue, 6.60%,
              5/1/01............................      1,067
    535     University of Kentucky Revenues,
              Community Colleges, Educational
              Buildings Revenue, 6.30%, 5/1/02,
              Callable 11/1/01 @ 102............        575
    475     University of Kentucky Revenues,
              Community Colleges, Educational
              Buildings Revenue, Southeast,
              6.30%, 5/1/05, Callable 11/1/01 @
              102...............................        516
  1,000     University of Louisville Revenues,
              Construction of Educational
              Buildings, Series I, 5.38%,
              5/1/06, Callable 5/1/03 @ 102.....      1,058

SHARES OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $  500     University of Louisville Revenues,
              Construction of Educational
              Buildings, Series I, 5.40%,
              5/1/07, Callable 5/1/03 @ 102.....   $    528
    500     University of Louisville Revenues,
              Construction of Educational
              Buildings, Series I, 5.40%,
              5/1/08, Callable 5/1/03 @ 102.....        526
    500     University of Louisville Revenues,
              Construction of Educational
              Buildings, Series I, 5.40%,
              5/1/09, Callable 5/1/03 @ 102.....        524
    330     Versailles County, Water & Sewer,
              6.30%, 12/1/09, Callable 12/1/01 @
              103...............................        360
    305     Warren County, Water District
              Revenue, 7.13%, 1/1/03,
              Prerefunded 7/1/99 @ 103, MBIA....        324
    950     Winchester Utilities Revenue, 5.30%,
              7/1/09, Callable 7/1/03 @ 102.....        991
                                                   --------
                                                    127,246
                                                   --------
Louisiana (1.0%):
  3,000     Public Facilities Authority Revenue,
              Multi-Family, Series A, 0.00%,
              2/1/20, ETM.......................        997
  1,000     Public Facilities Authority Revenue,
              Series B, 0.00%, 12/1/19, ETM.....        335
                                                   --------
                                                      1,332
                                                   --------
Mississippi (0.6%):
  2,500     Home Corp., Single Family Mortgage
              Revenue, 0.00%, 9/15/16, Callable
              3/15/04 @ 41.7, ETM...............        822
                                                   --------
Texas (0.3%):
  1,000     Central Housing Finance Corp.,
              Single Family Mortgage Revenue,
              Series A, 0.00%, 9/1/16, ETM,
              VA................................        399
                                                   --------
Total Municipal Bonds                               134,978
                                                   --------
INVESTMENT COMPANIES (0.5%):
    723     The One Group Municipal Money Market
              Fund, Fiduciary Class.............        723
                                                   --------
Total Investment Companies                              723
                                                   --------
Total (Cost $127,271) (a)                          $135,701
                                                   ========

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998

------------

Percentages indicated are based on net assets of $135,700.

(a) Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation.....................................  $8,430
                   Unrealized depreciation.....................................    --
                                                                                 ------
                   Net unrealized appreciation.................................  $8,430
                                                                                 ======

AMBAC   Insured by AMBAC Indemnity Corp.
AMT     Alternative Minimum Tax Paper
ETM     Escrowed to Maturity
FGIC    Insured by Federal Guarantee Insurance Corp.
FHA     Insured by Federal Housing Administration
FNMA    Insured by Federal National Mortgage Association
FSA     Insured by Federal Security Assurance
GSL     Guaranteed Student Loans
MBIA    Insured by Municipal Bond Insurance Association
VA      Veterans Administration

See notes to financial statements.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Ohio Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1998
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                       MARKET
 AMOUNT           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ---------
MUNICIPAL BONDS (99.4%):
Colorado (1.2%):
 $ 2,810    El Paso County, Single Family
              Mortgage Revenue, Series A,
              0.00%, 5/1/15, ETM.............  $  1,210
   2,350    Housing Finance Authority, Single
              Family Mortgage Revenue, 0.00%,
              9/1/14, ETM....................     1,054
                                               --------
                                                  2,264
                                               --------
Kansas (0.5%):
   1,000    Kansas City, Single Family
              Mortgage Revenue, Series 1983
              A, 0.00%, 12/1/14, ETM.........       443
   1,390    Saline County, Single Family
              Mortgage Revenue, Series 1983
              A, 0.00%, 12/1/15, ETM.........       581
                                               --------
                                                  1,024
                                               --------
Louisiana (1.1%):
   3,260    Jefferson, Sales Tax Revenue,
              0.00%, 12/1/11, FSA............     1,700
   1,380    New Orleans, GO, 0.00%, 9/1/17,
              AMBAC..........................       501
                                               --------
                                                  2,201
                                               --------
Massachusetts (0.6%):
     360    State GO, Series C, 6.75%,
              8/1/09, Callable 8/1/01 @ 102,
              AMBAC..........................       394
     640    State GO, Series C, 6.75%,
              8/1/09, Prerefunded 8/1/01 @
              102, AMBAC.....................       702
                                               --------
                                                  1,096
                                               --------
Mississippi (0.5%):
   3,000    Home Corp., Single Family
              Mortgage Revenue, 0.00%,
              9/15/16, Callable 3/15/04 @
              41.7, ETM......................       987
                                               --------
Missouri (0.6%):
   1,000    State Health, Series AA, 6.40%,
              6/1/10, MBIA...................     1,165
                                               --------
Ohio (93.8%):
   1,000    Adams County, GO, School
              District, 5.45%, 12/1/08,
              Callable 12/1/05 @ 102, MBIA...     1,076
   1,045    Akron Sewer Systems, Sewer
              Revenue, 5.30%, 12/1/05,
              MBIA...........................     1,110
   1,000    Akron Sewer Systems, Sewer
              Revenue, 5.65%, 12/1/08,
              Callable 12/1/06 @ 101, MBIA...     1,090
   1,030    Akron Sewer Systems, Sewer
              Revenue, 5.38%, 12/1/13,
              FGIC...........................     1,084

SHARES OR
PRINCIPAL                                       MARKET
 AMOUNT           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ---------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 1,000    Akron, Bath, Copley Ohio Hospital
              Revenue, 7.45%, 11/15/20,
              Prerefunded 11/15/00 @ 102,
              AMBAC..........................  $  1,097
   1,000    Allen County, Justice Center, GO,
              7.00%, 12/1/15, Prerefunded
              12/1/01 @ 101, AMBAC...........     1,104
   1,280    Belmont County, Health System
              Revenue, Ohio Regional
              Hospital, 5.25%, 1/1/08........     1,321
   3,000    Bexley School District, GO,
              6.50%, 12/1/16, Prerefunded
              12/1/01 @ 102..................     3,288
   1,000    Big Walnut School District, GO,
              7.30%, 6/1/15, Prerefunded
              6/1/01 @ 102, AMBAC............     1,108
     250    Big Walnut School District, GO,
              5.10%, 12/1/15, Callable
              12/1/07 @ 101, AMBAC...........       251
     725    Bowling Green State University,
              5.65%, 6/1/11, Callable 6/1/06
              @ 101, AMBAC...................       778
   1,000    Butler County, Hospital
              Facilities Revenue, 6.75%,
              11/15/10, Callable 11/15/01 @
              102, FGIC......................     1,096
     750    Cincinnati, GO, 6.75%, 12/1/00...       799
   2,775    Clermont County Waterworks, Water
              Revenue, 6.63%, 12/1/15,
              Prerefunded 12/1/01 @102,
              AMBAC..........................     3,055
   1,000    Cleveland Airport Systems
              Revenue, Series A, AMT, 5.13%,
              1/1/13, Callable 1/1/08 @ 101,
              FSA............................     1,001
   4,500    Cleveland Public Power System,
              Power Revenue, 6.40%, 11/15/06,
              Callable 11/15/04 @ 102,
              MBIA...........................     5,070
   3,000    Cleveland Public Power System,
              Power Revenue, 0.00%, 11/15/11,
              MBIA...........................     1,587
   1,000    Cleveland Stadium Project, 5.25%,
              11/15/12, Callable 11/15/07 @
              102, AMBAC.....................     1,032
   1,850    Cleveland Waterworks, Water
              Revenue, Series F-92B, 6.25%,
              1/1/06, Callable 1/1/02 @ 102,
              AMBAC..........................     2,007
      50    Cleveland Waterworks, Water
              Revenue, Series F-92B, 6.50%,
              1/1/11, Prerefunded 1/1/02 @
              102, AMBAC.....................        55

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Ohio Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                       MARKET
 AMOUNT           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ---------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 3,750    Cleveland Waterworks, Water
              Revenue, Series F-92B, 6.50%,
              1/1/11, Callable 1/1/02 @ 102,
              AMBAC..........................  $  4,075
   2,000    Cleveland Waterworks, Water
              Revenue, Series G, 5.50%,
              1/1/13, MBIA...................     2,152
     500    Cleveland, GO, 7.50%, 8/1/07,
              Prerefunded 2/1/03 @ 100,
              AMBAC..........................       569
   1,000    Cleveland, GO, 6.88%, 7/1/09,
              Prerefunded 7/1/99 @ 102,
              MBIA...........................     1,051
   1,000    Cleveland, GO, 6.38%, 7/1/12,
              Prerefunded 7/1/02 @ 102,
              MBIA...........................     1,101
   1,225    Columbus Municipal Airport No.
              30-E-U, GO, 6.20%, 4/15/04,
              Callable 4/15/01 @ 100.........     1,296
   1,000    Columbus Sewer Improvements, GO,
              6.75%, 9/15/06, Callable
              9/15/01 @ 100..................     1,091
   2,285    Columbus Waterworks Enlargement
              No. 44, GO, 6.00%, 5/1/11,
              Prerefunded 5/1/03 @ 102.......     2,507
   1,000    Columbus Waterworks Enlargement
              No. 44, GO, 6.00%, 5/1/12,
              Prerefunded 5/1/03 @ 102.......     1,097
   1,000    Columbus, GO, 6.40%, 1/1/07,
              Callable 1/1/02 @ 102..........     1,089
   1,000    Columbus, GO, 5.00%, 06/15/12,
              Callable 6/15/08 @ 101.........     1,018
   2,000    Columbus, GO, 5.00%, 6/15/16,
              Callable 6/15/08 @ 101.........     2,001
   1,000    Cuyahoga County, Health Care
              Facilities, Benjamin Rose
              Institute, 5.50%, 12/1/17,
              Callable 12/1/08 @ 101.........       992
   1,000    Cuyahoga County, Hospital
              Revenue, Metrohealth System,
              Series A, 5.13%, 2/15/13,
              Callable 2/15/07 @ 102, MBIA...     1,007
   1,000    Cuyahoga County, Hospital
              Revenue, Series A, 5.50%,
              1/15/10, Callable 1/15/06 @
              102, MBIA......................     1,058
   1,000    Cuyahoga County, Hospital
              Revenue, W.O. Walker Center,
              5.25%, 1/1/13, Callable 7/1/08
              @ 101, AMBAC...................     1,031
   1,000    Cuyahoga County, Jail Facilities,
              GO, 7.00%, 10/1/13, Prerefunded
              10/1/01 @ 102..................     1,105
   1,500    Dayton Special Facilities
              Revenue, Air Freight-E, 6.05%,
              10/1/09........................     1,629

SHARES OR
PRINCIPAL                                       MARKET
 AMOUNT           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ---------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 1,000    Delaware County, Library
              District, GO, 7.25%, 11/1/10,
              Prerefunded 11/1/00 @ 102......  $  1,093
   1,000    Delaware County, Sewer, GO,
              5.60%, 12/1/10, Callable
              12/1/05 @ 101..................     1,076
   2,165    Dublin City School District, GO,
              0.00%, 12/1/09, MBIA...........     1,279
   2,150    Dublin City School District, GO,
              0.00%, 12/1/10, MBIA...........     1,205
   1,650    Dublin City School District, GO,
              0.00%, 12/1/11, MBIA...........       871
   1,185    Dublin City School District, GO,
              5.00%, 12/1/12, Callable
              12/1/07 @ 101, MBIA............     1,196
   1,000    Fairfield County, Hospital
              Improvement Revenue, Lancaster-
              Fairfield Community Hospital,
              7.10%, 6/15/21, Prerefunded
              6/15/01 @ 102, MBIA............     1,102
   1,500    Franklin County, Health Care
              Facilities Revenue, 5.50%,
              11/1/16, Callable 11/1/02 @
              102............................     1,513
   1,000    Franklin County, Health Care
              Facilities Revenue, 5.50%,
              7/1/17, Callable 7/1/08 @
              101............................       994
   1,290    Franklin County, Hospital
              Revenue, Children's Hospital,
              5.65%, 11/1/08, Callable
              11/1/06
              @ 101..........................     1,397
   1,065    Franklin County, Hospital
              Revenue, Children's Hospital,
              5.75%, 11/1/09, Callable
              11/1/06
              @ 101..........................     1,154
     800    Franklin County, Hospital
              Revenue, Children's Hospital,
              5.80%, 11/1/10, Callable
              11/1/06
              @ 101..........................       865
   2,000    Franklin County, Hospital
              Revenue, Children's Hospital
              Project, Series A, 6.50%,
              5/1/07, Callable 11/1/02 @
              102............................     2,213
   1,000    Franklin County, Hospital
              Revenue, Children's Hospital
              Project, Series A, 6.60%,
              11/1/11, Callable 11/1/01 @
              102............................     1,096
   1,000    Franklin County, Hospital
              Revenue, Holy Cross Health,
              7.65%, 6/1/10, Prerefunded
              6/1/00 @ 102, AMBAC............     1,087

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Ohio Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                       MARKET
 AMOUNT           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ---------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 1,000    Franklin County, Hospital
              Revenue, Riverside United,
              Series B, 7.60%, 5/15/20,
              Prerefunded 5/15/00 @ 102......  $  1,085
   1,000    Greater Cleveland Regional
              Transportation Authority, GO,
              5.60%, 12/1/11, Callable
              12/1/06 @ 101, FGIC............     1,070
   1,600    Greene County, GO, 6.25%,
              12/1/09, Callable 12/1/02 @
              102,
              AMBAC..........................     1,759
   1,000    Greene County, Water System
              Revenue, 6.85%, 12/1/11,
              Callable 12/1/01 @ 102,
              AMBAC..........................     1,100
   1,500    Hamilton County, Building
              Improvement, Museum Center, GO,
              6.50%, 12/1/09, Callable
              12/1/01 @ 102..................     1,632
   1,500    Hamilton County, Economic
              Development, Housing Revenue,
              AMT, 5.50%, 1/1/12, Callable
              1/1/07 @ 102, FNMA.............     1,547
   1,500    Hamilton County, Electric Systems
              Revenue, 6.13%, 10/15/08,
              Callable 10/15/02 @ 102,
              FGIC...........................     1,636
   1,500    Hamilton County, Hospital
              Facilities Revenue, Bethesda
              Hospital, Series A, 6.25%,
              1/1/12, Callable 1/1/03 @
              102............................     1,624
   1,265    Hamilton County, Hospital
              Facilities Revenue, Christ
              Hospital, Series B, 6.63%,
              1/1/06, Prerefunded 1/1/01 @
              100, FGIC......................     1,343
     380    Hamilton County, Sewer System
              Revenue, 6.30%, 12/1/01,
              Prerefunded 6/1/01 @ 102.......       410
   1,000    Hamilton Waterworks, Water
              Utility Improvement Revenue,
              Series A, 6.40%, 10/15/07,
              Callable 10/15/01 @ 102,
              MBIA...........................     1,089
   1,000    Huron County, Correctional
              Facility, Issue I, GO, 5.70%,
              12/1/11, Callable 12/1/07 @
              102, MBIA......................     1,094
   1,000    Kent State University, General
              Receipts Revenue, 6.45%,
              5/1/12, Prerefunded 5/1/02 @
              102, AMBAC.....................     1,101
   1,000    Kent State University, General
              Receipts Revenue, Series A,
              5.00%, 5/1/14, Callable 5/1/08
              @ 101, AMBAC...................       996

SHARES OR
PRINCIPAL                                       MARKET
 AMOUNT           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ---------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 3,000    Lakewood Sanitation Sewer System,
              Special Obligation, 6.40%,
              12/1/11, Prerefunded 12/1/01 @
              102............................  $  3,279
   1,000    Lakota School District, GO,
              0.00%, 12/1/11, FGIC...........       524
     570    Liberty Benton School District,
              GO, 0.00%, 12/1/11, AMBAC......       305
     570    Liberty Benton School District,
              GO, 0.00%, 12/1/12, AMBAC......       288
   1,000    Logan County School District, GO,
              7.10%, 12/1/12, Prerefunded
              12/1/01 @ 101, AMBAC...........     1,107
   1,000    Lorain County, Hospital Revenue,
              Catholic Healthcare Partners,
              6.00%, 9/1/05, MBIA............     1,101
   1,000    Lorain County, Hospital Revenue,
              Catholic Healthcare Partners,
              5.63%, 9/1/12, Callable 9/1/07
              @ 102, MBIA....................     1,072
   1,000    Marysville School District, GO,
              7.20%, 12/1/10, Prerefunded
              12/1/00 @ 102, AMBAC...........     1,094
   1,000    Miami County, GO, 5.25%, 12/1/17,
              Callable 12/1/7 @ 102..........     1,017
   2,500    Middleburg Heights Hospital,
              5.70%, 8/15/10, Callable
              8/15/08 @ 102, FSA.............     2,736
   1,000    Montgomery County Hospital,
              5.35%, 12/1/08, Callable
              12/1/07
              @ 102..........................     1,034
   1,575    Montgomery County Hospital,
              5.65%, 12/1/12, Callable
              12/1/07
              @ 102..........................     1,632
   2,000    Montgomery County, Sisters of
              Charity, Series A, 6.50%,
              5/15/08, Callable 5/15/01 @
              102, MBIA......................     2,166
   1,000    North Royalton, GO, 7.50%,
              12/1/11, Callable 12/1/00 @
              102............................     1,094
   1,000    Northeast Ohio Regional Sewer
              District Wastewater, Sewer
              Revenue, 6.50%, 11/15/08,
              Prerefunded 11/15/01 @ 101,
              AMBAC..........................     1,087
     900    Ohio Capital Corp. for Housing,
              5.60%, 1/1/07, Callable 7/1/03
              @ 102, MBIA....................       938
     500    Olentangy Local School District,
              GO, 7.75%, 12/1/11, BIG........       654
   1,250    Olmsted Falls School District,
              GO, 0.00%, 12/15/10, AMBAC.....       703

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Ohio Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                       MARKET
 AMOUNT           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ---------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $   565    Olmsted Falls School District,
              GO, 6.85%, 12/15/11,
              Prerefunded 12/15/04 @ 102,
              FGIC...........................  $    657
   1,000    Ottawa County, GO, 7.00%, 9/1/11,
              Callable 9/1/01 @ 102, AMBAC...     1,098
   1,000    Pickerington School District, GO,
              7.00%, 12/1/13, Prerefunded
              12/1/00 @ 102, AMBAC...........     1,089
   1,000    Piqua School District, GO, 5.20%,
              12/1/15, Callable 12/1/07 @
              102, FGIC......................     1,015
   2,600    Portage County, Robinson Memorial
              Hospital Project, 5.63%,
              11/15/07, Callable 11/15/04 @
              102, MBIA......................     2,803
   2,220    Rocky River School District,
              School Improvements, GO, 6.90%,
              12/1/11, Prerefunded 2/1/00 @
              102............................     2,411
   1,000    Saint Mary's Electric Systems
              Mortgage Revenue, 7.15%,
              12/1/10, Callable 2/1/00 @ 102,
              AMBAC..........................     1,092
   1,000    Sandusky County, Hospital
              Facility Revenue, Memorial
              Hospital, 5.10%, 1/1/09,
              Callable 1/1/08 @ 102..........       999
   1,000    Sandusky School District, GO,
              7.30%, 12/1/10, Callable
              12/1/00
              @ 102..........................     1,091
   1,000    Shaker Heights City Schools,
              GO, 7.10%, 12/15/10............     1,196
   1,710    Springfield County, School
              District, GO, 0.00%, 12/1/12,
              AMBAC..........................       848
   1,000    Springfield, GO, 6.88%, 9/1/06,
              Callable 9/1/01 @ 102, AMBAC...     1,102
   1,000    State Air Quality Development
              Authority, Pollution Control
              Revenue, Ohio Edison, 7.45%,
              3/1/16, Callable 3/1/00 @ 102,
              FGIC...........................     1,069
   1,000    State Building Authority, 7.35%,
              4/1/09, Prerefunded 4/1/00 @
              102, MBIA......................     1,077
   2,000    State Building Authority, Adult
              Correctional Building, Series
              A, 6.13%, 10/1/09, Callable
              10/1/03 @ 102..................     2,207
   1,000    State Building Authority, Adult
              Correctional Building, Series
              A, 5.50%, 4/1/13, Callable
              4/1/07 @ 101, AMBAC............     1,054

SHARES OR
PRINCIPAL                                       MARKET
 AMOUNT           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ---------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 1,000    State Building Authority, Highway
              Safety Building, 5.38%,
              10/1/09, Callable 4/1/07 @ 101,
              AMBAC..........................  $  1,064
   1,000    State Building Authority, State
              Correctional Facilities, Series
              A, 6.50%, 10/1/01..............     1,074
   1,000    State Building Authority, State
              Facilities, Administration
              Building Funds, Series A,
              5.75%, 10/1/06, Callable
              10/1/04 @ 102, MBIA............     1,089
   1,000    State Building Authority, State
              Facilities, Adult Correctional
              Building, Series A, 5.25%,
              4/1/13, Callable 4/1/08 @
              101............................     1,028
   1,000    State Building Authority, State
              Facilities, Adult Correctional
              Building, Series A, 5.00%,
              4/1/15, Callable 4/1/08 @
              101............................       995
   2,000    State Building Authority, State
              Facilities, J. Rhodes, Series
              A, 6.38%, 6/1/07, Callable
              6/1/01 @ 102...................     2,159
   1,165    State Building Authority, State
              Facilities, Transportation
              Building Fund, Series A, 6.50%,
              9/1/09, Callable 9/1/04 @ 102,
              AMBAC..........................     1,318
   1,750    State Elementary & Secondary
              Education, 5.63%, 12/1/06......     1,900
   2,510    State Fresh Water Development,
              Water Revenue, 5.80%, 6/1/11,
              Callable 6/1/05 @ 102, AMBAC...     2,794
     800    State Higher Educational
              Facilities, 7.25%, 12/1/12,
              Prerefunded 12/1/00 @ 102,
              FGIC...........................       876
     200    State Higher Educational
              Facilities, 7.25%, 12/1/12,
              Callable 12/1/00 @ 102, FGIC...       218
   1,000    State Higher Educational
              Facilities, Case Western
              Reserve University, Series B,
              7.13%, 10/1/14, Prerefunded
              10/1/00 @ 102..................     1,088
   1,200    State Higher Educational
              Facilities, Case Western
              Reserve University, Series C,
              5.25%, 10/1/12, Callable
              10/1/07 @ 101..................     1,231
   1,000    State Higher Educational
              Facilities, Denison University,
              5.40%, 11/1/11, Callable
              11/1/06
              @ 101..........................     1,047

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Ohio Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                       MARKET
 AMOUNT           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ---------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 1,000    State Higher Educational
              Facilities, Denison University,
              5.25%, 11/1/16, Callable
              11/1/06
              @ 101..........................  $  1,013
   1,150    State Higher Educational
              Facilities, Series D, 0.00%,
              7/1/10.........................     1,171
   1,000    State Higher Educational Loan
              Revenue, Series A-1, AMT,
              5.40%, 12/1/09, Callable 6/1/07
              @ 102, AMBAC...................     1,049
   1,200    State Housing Finance Agency,
              Mortgage, Series A-1, 6.20%,
              9/1/14, Callable 3/1/05 @ 102,
              GNMA...........................     1,287
     885    State Housing Finance Agency,
              Multifamily Housing Mortgage
              Revenue, 5.30%, 9/1/18,
              Callable 3/1/08 @ 102, FHA.....       886
     620    State Housing Finance Agency,
              Single Family Mortgage Revenue,
              Series F, 7.50%, 9/1/10,
              Callable 9/1/00 @ 102, GNMA....       658
   1,545    State Housing Finance, Mortgage
              Revenue, Series B-3, AMT,
              5.25%, 9/1/10, Callable 9/1/07
              @ 102, GNMA....................     1,582
   1,000    State Liquor Profits Revenue,
              6.85%, 9/1/00, BIG, ETM........     1,060
   1,000    State Water Development
              Authority, Pollution Control
              Facilities, 5.50%, 12/1/09,
              Callable 6/1/05 @ 101, MBIA....     1,062
   1,500    State Water Development
              Authority, Water Development
              Revenue, 7.00%, 12/1/09,
              Callable 6/1/00 @ 102, ETM,
              AMBAC..........................     1,763
   1,000    Strongsville, GO, 6.70%, 12/1/11,
              Callable 12/1/06 @ 102.........     1,165
   1,335    Strongsville, GO, 5.05%, 12/1/14,
              Callable 12/1/07 @ 101.........     1,350
     800    Toledo Sewer Revenue, 6.20%,
              11/15/02, AMBAC................       866
   1,000    Toledo Sewer System Revenue,
              7.38%, 11/15/10, Callable
              11/15/98 @ 102, MBIA...........     1,033
   1,000    Toledo, GO, 5.63%, 12/1/11,
              Callable 12/1/06 @ 102,
              AMBAC..........................     1,080
   1,000    Toledo, GO, Series B, 0.00%,
              12/1/11, FGIC..................       528
   1,000    University of Cincinnati, 7.30%,
              6/1/09, Prerefunded 6/1/99 @
              100............................     1,033

SHARES OR
PRINCIPAL                                       MARKET
 AMOUNT           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ---------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 1,000    University of Cincinnati,
              Certificates of Participation,
              University & College
              Improvements, 6.75%, 12/1/09,
              Callable 12/1/01 @ 102, MBIA...  $  1,105
   1,000    University of Cincinnati, General
              Receipts, 5.75%, 6/1/13,
              Callable 6/1/06 @ 101..........     1,082
   1,000    University of Cincinnati, General
              Receipts, Health & Hospital
              Improvements, 7.10%, 6/1/10,
              Prerefunded 6/1/99 @ 102.......     1,051
   1,000    University of Cincinnati, General
              Receipts, University & College
              Improvements, 7.00%, 6/1/11,
              Callable 6/1/01 @ 102..........     1,093
   1,000    University of Cincinnati,
              Revenue, Series R2, 6.25%,
              6/1/09, Callable 12/1/02 @
              102............................     1,102
   1,000    Wadsworth School District, 5.13%,
              12/1/15, Callable 12/1/08 @
              101, FGIC......................     1,008
   1,000    Westerville, Minerva Park &
              Blendon Joint Township, Saint
              Ann's Hospital, Series B,
              6.80%, 9/15/06, Callable
              9/15/01 @ 102, AMBAC, ETM......     1,131
   2,750    Westerville, Minerva Park &
              Blendon Joint Township, Saint
              Ann's Hospital, Series B,
              7.00%, 9/15/12, Callable
              9/15/01 @ 102, AMBAC, ETM......     3,182
   1,000    Worthington City School District,
              GO, 7.45%, 12/1/12, Prerefunded
              12/1/99 @ 102, MBIA............     1,070
                                               --------
                                                181,435
                                               --------
                                Texas (0.5%):
   2,500    Southeast Texas Housing Financial
              Corp., 0.00%, 9/1/17, ETM,
              MBIA...........................       949
                                               --------
                           Washington (0.6%):
   1,000    State, Series A & AT-6, GO,
              6.25%, 2/1/11..................     1,151
                                               --------
                        Total Municipal Bonds   192,272
                                               --------
                 INVESTMENT COMPANIES (0.5%):
     278    Fidelity Ohio Tax Free Money
              Market Fund....................       278
     673    The One Group Ohio Municipal
              Money Market Fiduciary Class...       674
                                               --------
                   Total Investment Companies       952
                                               --------
                    Total (Cost $180,818) (a)  $193,224
                                               ========

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Ohio Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

------------

Percentages indicated are based on net assets of $193,325.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $38. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation.....................................  $12,383
                   Unrealized depreciation.....................................      (15)
                                                                                 -------
                   Net unrealized appreciation.................................  $12,368
                                                                                 =======

 * Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 1998.

AMBAC  Insured by AMBAC Indemnity Corp.
AMT    Alternative Minimum Tax Paper
BIG    Insured by Bond Insurance Guarantee
ETM    Escrowed to Maturity
FGIC   Insured by Federal Guarantee Insurance Corp.
FHA    Insured by Federal Housing Administration
FNMA   Insured by Federal National Mortgage Association
FSA    Insured by Federal Security Assurance
GNMA   Insured by Government National Mortgage Association
GO     General Obligation
MBIA   Insured by Municipal Bond Insurance Association

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Louisiana Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1998
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS (99.9%):
Louisiana (99.9%):
 $ 1,165    Ascension Parish, Gravity Drain,
              Sales & Use Tax, 5.40%, 12/1/07,
              Callable 12/1/06 @100, FGIC........   $  1,239
   1,230    Ascension Parish, Gravity Drain,
              Sales & Use Tax, 5.50%, 12/1/08,
              Callable 12/1/06 @ 100, FGIC.......      1,311
   2,500    Bastrop, Industrial Development
              Board, Pollution Control Revenue,
              International Paper Co. Project,
              6.90%, 3/1/07, Callable 3/1/02 @
              102................................      2,751
     700    Baton Rouge, Public Improvements,
              Sales & Use Tax, 6.85%, 8/1/00,
              Callable 8/1/99 @ 102, AMBAC.......        735
     800    Baton Rouge, Public Improvements,
              Sales & Use Tax, 6.90%, 8/1/01,
              Callable 8/1/99 @ 102, AMBAC.......        842
     765    Baton Rouge, Public Improvements,
              Sales & Use Tax, 6.38%, 8/1/09,
              Callable 8/1/01 @ 101.5, FSA.......        827
     700    Bossier City, Public Improvements,
              Sales & Use Tax, Revenue, 5.05%,
              11/1/11, Callable 11/1/07 @ 100,
              FGIC...............................        711
     805    Bossier City, Public Improvements,
              Sales & Use Tax, Revenue, Series
              ST, 6.20%, 11/1/07, Callable
              11/1/01 @ 102, AMBAC...............        872
     400    Bossier City, Public Improvements,
              Sales & Use Tax, Series ST-1989,
              6.88%, 11/1/06, Callable 11/1/99 @
              101.5, FGIC........................        422
     400    Bossier City, Public Improvements,
              Sales & Use Tax, Series ST-1989,
              6.88%, 11/1/07, Callable 11/1/99 @
              101.5, FGIC........................        422
     550    Bossier City, Public Improvements,
              Sales & Use Tax, Series ST-1989,
              6.88%, 11/1/08, Callable 11/1/99 @
              101.5, FGIC........................        581
   1,415    Caddo Parish, GO, 5.25%, 2/1/06,
              Callable 2/1/05 @ 100, MBIA........      1,483
     750    Caddo Parish, GO, 5.25%, 2/1/08,
              Callable 2/1/05 @ 100, MBIA........        782
     470    Caddo Parish, Industrial Development
              Board, Wal-Mart Stores, Inc.
              Project, 5.95%, 11/1/07, Callable
              11/1/98 @ 101......................        476
     500    Calcasieu Parish, School District
              #22, Ward 3, Series A, GO, 7.10%,
              2/1/01, Callable 2/1/99 @ 100,
              BIG................................        510
     500    East Baton Rouge Parish, Sales & Use
              Tax, 7.10%, 2/1/00, Callable 2/1/99
              @ 101.5, MBIA......................        518

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $   500    East Baton Rouge Parish, Sales & Use
              Tax, Series ST, 5.80%, 2/1/07,
              Callable 2/1/05 @ 101.5, FGIC......   $    543
     845    East Baton Rouge Parish, Sales & Use
              Tax, Series ST, 5.80%, 2/1/08,
              Callable 2/1/05 @ 101.5, FGIC......        914
     910    East Baton Rouge Parish, Sales & Use
              Tax, Series ST, 5.80%, 2/1/09,
              Callable 2/1/05 @ 101.5, FGIC......        981
   1,085    East Baton Rouge Parish, Series ST,
              5.15%, 2/1/05, Callable 2/1/03 @
              101.5..............................      1,128
   1,000    East Baton Rouge Parish, Series ST,
              5.10%, 2/1/07, Callable 2/1/06 @
              101.5, FGIC........................      1,043
   2,280    East Baton Rouge Parish, Series ST-A,
              8.00%, 2/1/02, FGIC................      2,565
   1,560    Houma Utilities Revenue, 6.13%,
              1/1/07, Callable 1/1/02 @ 102,
              FGIC...............................      1,686
     485    Housing Finance Agency, Mortgage
              Revenue, Series D-2, AMT, 6.10%,
              12/1/11, Callable 12/1/06 @ 102....        520
   1,000    Housing Finance Agency, Mortgage
              Revenue, Single Family, 6.65%,
              6/1/15, Callable 12/1/07 @ 104,
              GNMA/FNMA..........................      1,108
     515    Housing Finance Agency, Mortgage
              Revenue, Single Family A-1, 5.70%,
              6/1/15, Callable 6/1/05 @ 102......        532
   1,115    Iberia Home Mortgage Authority,
              Single Family Mortgage Revenue,
              7.38%, 1/1/11, Callable 7/1/03 @
              103................................      1,207
     400    Jefferson Parish, Construction
              Waterworks, District #2, 7.25%,
              1/15/00, Callable 1/15/99 @ 100....        407
   1,680    Jefferson Parish, Drain Sales Tax
              Revenue, 6.50%, 11/1/06,
              Prerefunded 11/1/01 @ 100, AMBAC...      1,811
     500    Jefferson Parish, School Board Sales
              & Use Tax Revenue, 6.05%, 2/1/02,
              MBIA...............................        531
   1,100    Jefferson Parish, School Board Sales
              & Use Tax Revenue, 6.15%, 2/1/03,
              Callable 2/1/02 @ 102, MBIA........      1,187
   2,760    Jefferson Parish, School Board Sales
              & Use Tax Revenue, 6.25%, 2/1/08,
              Callable 2/1/02 @ 102, MBIA........      2,997
   2,070    Jefferson Parish, School Board Sales
              & Use Tax Revenue, 0.00%, 9/1/09,
              FSA................................      1,225
   1,000    Jefferson, Sales Tax District
              Special, Tax Revenue, 0.00%,
              12/1/13, FSA.......................        463

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Louisiana Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $ 4,670    Jefferson, Sales Tax District
              Special, Tax Revenue, Series A,
              6.75%, 12/1/06, Callable 12/1/02 @
              100, FGIC..........................   $  5,150
     755    Kenner, Sales & Use Tax Revenue,
              5.75%, 6/1/06, Callable 6/1/02 @
              103, FGIC..........................        809
   1,000    Lafayette Parish, GO, 7.80%, 3/1/01,
              Callable 7/30/98 @ 102, FGIC.......      1,023
     750    Lafourche Parish, Hospital Service,
              District #3, Hospital Revenue,
              5.50%, 10/1/04, Callable 10/1/03 @
              102................................        786
   1,525    Lafourche Parish, School District #1,
              Parish Wide, GO, 5.00%, 2/1/13,
              Callable 2/1/08 @ 100, FSA.........      1,523
     650    Lafourche Parish, Water District #1,
              Water Revenue, 5.63%, 1/1/01.......        672
     500    Lincoln Parish, School District #1,
              GO, Ruston, 6.20%, 3/1/03, Callable
              3/1/01 @ 100, MBIA.................        527
   1,465    Lincoln Parish, School District #1,
              GO, Ruston, 6.40%, 3/1/05, Callable
              3/1/01 @ 100, MBIA.................      1,551
   1,000    Louisiana State University,
              Agricultural & Mechanical College,
              University Revenues, 6.00%, 7/1/07,
              Callable 7/1/06 @ 102, MBIA........      1,111
   1,120    Louisiana State University,
              Agricultural & Mechanical College,
              University Revenues, 5.50%, 7/1/13,
              Callable 7/1/06 @ 102, MBIA........      1,173
   1,220    Monroe Parish, Special School
              District, GO, 8.00%, 3/1/01,
              MBIA...............................      1,339
   1,300    Monroe Parish, Special School
              District, GO, 7.00%, 3/1/02,
              MBIA...............................      1,423
   1,390    Monroe Parish, Special School
              District, GO, 7.00%, 3/1/03,
              MBIA...............................      1,550
   1,230    Monroe Parish, Special School
              District, GO, 5.35%, 3/1/05,
              FGIC...............................      1,299
   1,320    Monroe Parish, Special School
              District, GO, 5.35%, 3/1/06,
              Callable 3/1/05 @ 100, FGIC........      1,389
   1,000    New Orleans, Audubon Park, Revenue,
              5.00%, 4/1/12, Callable 4/1/07 @
              101, MBIA..........................      1,004
   1,000    New Orleans, GO, 5.88%, 10/1/11,
              Callable 10/1/05 @ 101, AMBAC......      1,090
   2,000    New Orleans, GO, 0.00%, 9/1/16,
              AMBAC..............................        769
   3,555    New Orleans, GO, 0.00%, 9/1/17,
              AMBAC..............................      1,290
     550    New Orleans, GO, Public Improvement,
              5.85%, 11/1/07, Callable 11/1/05 @
              100, FGIC..........................        595

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $ 1,000    New Orleans, GO, Series B, 5.00%,
              12/1/12, Callable 12/1/08 @ 102,
              FSA................................   $    997
   1,000    Orleans Parish School District, GO,
              Series A, 5.13%, 9/1/13, Callable
              3/1/08 @ 100, MBIA.................      1,010
   1,000    Ouachita Parish, Hospital Service
              District #1, Glenwood Regional
              Medical Center, 5.70%, 5/15/16,
              Callable 5/15/10 @ 100, FSA........      1,063
   2,525    Ouachita Parish, Hospital Service
              District #1, Glenwood Regional
              Medical Center, Health Care
              Revenue, 7.50%, 7/1/06, Callable
              7/1/01 @ 102.......................      2,810
   2,000    Ouachita Parish, West School
              District, Series A, 6.50%, 3/1/03,
              Callable 3/1/01 @ 102, FSA.........      2,160
   1,440    Plaquemines Parish, GO, 6.40%,
              8/1/04, Callable 8/1/01 @ 102,
              AMBAC..............................      1,562
     420    Plaquemines Parish, Sales & Use Tax,
              6.70%, 12/1/08, Prerefunded 12/1/01
              @ 102..............................        462
     410    Plaquemines Parish, Sales & Use Tax,
              6.70%, 12/1/09, Prerefunded 12/1/01
              @ 102..............................        451
     605    Plaquemines Parish, School Board,
              Sales & Use Tax, 6.65%, 3/1/05,
              Prerefunded 3/1/02 @ 102...........        667
   2,180    Public Facilities Authority Revenue,
              Alton Ochsner Medical Foundation,
              Series A, 6.30%, 5/15/04, Callable
              5/15/02 @ 102, MBIA................      2,381
   1,000    Public Facilities Authority Revenue,
              Alton Ochsner Medical Project,
              Series B, 5.75%, 5/15/11, Callable
              5/15/02 @ 100, MBIA................      1,054
   1,000    Public Facilities Authority Revenue,
              Dillard University, 5.00%, 2/1/18,
              Callable 2/10/08 @ 102, AMBAC......        980
   1,000    Public Facilities Authority Revenue,
              Franciscan Missionaries Foundation,
              Series C, 5.38%, 7/1/13, Callable
              7/1/08 @ 101, MBIA.................      1,031
   1,000    Public Facilities Authority Revenue,
              Indexed Caps, 5.88%, 2/15/11,
              Callable 2/15/03 @ 102, FGIC.......      1,078
     500    Public Facilities Authority Revenue,
              Lafayette General Medical Center
              Project, Hospital Revenue, 6.05%,
              10/1/04, Callable 10/1/02 @ 102,
              FSA................................        541

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Louisiana Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $ 1,960    Public Facilities Authority Revenue,
              Loyola University, 6.60%, 4/1/05,
              Callable 4/1/02 @ 102..............   $  2,158
   2,525    Public Facilities Authority Revenue,
              Loyola University, 5.63%, 10/1/10,
              Callable 10/1/07 @ 102, MBIA.......      2,731
     500    Public Facilities Authority Revenue,
              Loyola University, Series A, 7.20%,
              10/1/00, Callable 10/1/99 @ 102....        529
   1,135    Public Facilities Authority Revenue,
              Mary Bird Perkins Cancer Center,
              5.50%, 1/1/04, FSA.................      1,199
   5,000    Public Facilities Authority Revenue,
              Multi-Family, Series A, 0.00%,
              2/1/20, ETM........................      1,661
     500    Public Facilities Authority Revenue,
              Our Lady of Lake Regional Center,
              Series C, Health Care Revenue,
              5.70%, 12/1/04, Callable 12/1/01 @
              102, MBIA..........................        529
   1,000    Public Facilities Authority Revenue,
              Pendelton Memorial Methodist
              Hospital, 5.00%, 6/1/08............        994
   7,500    Public Facilities Authority Revenue,
              Series B, 0.00%, 12/1/19, ETM......      2,513
     110    Public Facilities Authority Revenue,
              Sisters of Mercy, 7.38%, 6/1/09,
              Callable 6/1/99 @ 102..............        115
   2,145    Public Facilities Authority Revenue,
              Tulane University, 6.25%, 7/15/06,
              Callable 7/15/01 @ 102.............      2,306
     735    Public Facilities Authority Revenue,
              Tulane University, 5.55%, 10/1/07,
              Callable 10/1/06 @ 102, AMBAC......        794
   1,605    Public Facilities Authority Revenue,
              Tulane University, 5.75%, 10/1/09,
              Callable 10/1/06 @ 102, AMBAC......      1,752
     300    Public Facilities Authority Revenue,
              Tulane University, Series A, 7.50%,
              5/15/00, Callable 5/15/99 @ 101....        307
     225    Public Facilities Authority Revenue,
              Tulane University, Series A-1,
              5.80%, 2/15/04, Callable 2/15/03 @
              102, FGIC..........................        242
   1,235    Public Facilities Authority Revenue,
              Women's Hospital Foundation, Health
              Care Revenue, 6.85%, 10/1/05,
              Callable 10/1/02 @ 102.............      1,383
     730    Public Facilities Authority Revenue,
              Women's Hospital Foundation, Health
              Care Revenue, 5.40%, 10/1/05,
              Callable 10/1/04 @ 102, FGIC.......        772
   1,715    Public Facilities Authority Revenue,
              Women's Hospital Foundation, Health
              Care Revenue, 5.50%, 10/1/06,
              Callable 10/1/04 @ 102, FGIC.......      1,833

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $   500    Public Facilities Authority Revenue,
              Women's Hospital Foundation, Health
              Care Revenue, 6.00%, 10/1/10,
              FSA................................   $    560
   2,000    Public Facilities Authority Revenue,
              Xavier University of Louisiana,
              5.13%, 9/1/12, Callable 9/1/07 @
              102, MBIA..........................      2,033
     500    Rapides Parish, Consolidated School
              District #62, GO, 7.25%, 4/1/00,
              Callable 4/1/99 @ 100, MBIA........        513
   1,475    Rapides Parish, School District #11,
              Rigolette-Series 1990, GO, 6.95%,
              2/1/02, Prerefunded 2/1/00 @ 100,
              FGIC...............................      1,543
   1,000    Shreveport, Certificates of
              Indebtedness Revenue, Series A,
              5.50%, 10/1/12, Callable 10/1/09 @
              102, AMBAC.........................      1,054
     480    Shreveport, GO, 6.20%, 3/1/02,
              Callable 3/1/01 @ 100, AMBAC.......        505
     500    Shreveport, GO, 6.70%, 2/1/03,
              Prerefunded 2/1/00 @ 100, AMBAC....        522
     480    Shreveport, GO, 5.90%, 2/1/07,
              Callable 2/1/03 @ 100..............        510
     930    Shreveport, Water & Sewer Revenue,
              Series A, 7.75%, 12/1/02, FGIC.....      1,062
     500    Shreveport, Water & Sewer Revenue,
              Series A, 6.25%, 12/1/03, FGIC.....        549
   1,000    South Port Community, Port Revenue,
              Cargill, Inc. Project, 5.85%,
              4/1/17, Callable 4/1/07 @ 102......      1,060
     750    St. Charles Parish, Public
              Improvements Sales Tax, 6.60%,
              11/1/07, Callable 11/1/99 @ 102....        791
   2,350    St. Charles Parish, School District
              #1, GO, 6.45%, 3/1/06, Callable
              3/1/02 @ 100, AMBAC................      2,530
     870    St. John Baptist Parish, School
              District #1, GO, 6.25%, 3/1/05,
              Callable 3/1/02 @ 100..............        920
   1,815    St. Tammany Parish, Hospital Service,
              District #1, Hospital Revenue,
              6.30%, 7/1/07, Callable 7/1/02 @
              102................................      1,952
   1,000    St. Tammany Parish, Justice Complex
              Sales Tax, 5.00%, 4/1/13, Callable
              4/1/08 @ 102, FGIC.................        998
   1,225    St. Tammany Parish, Public Financing
              Authority Revenue, Christwood
              Project, 5.25%, 11/15/08...........      1,199

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Louisiana Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $ 1,000    St. Tammany Parish, Sales & Use Tax,
              District #3, Series A, 6.50%,
              12/1/02, Callable 12/1/99 @ 102,
              FGIC...............................   $  1,055
     750    St. Tammany Parish, Sales & Use Tax,
              District #3, Series A, 6.50%,
              12/1/05, Callable 12/1/99 @ 102,
              FGIC...............................        792
     400    St. Tammany Parish, School District
              #12, GO, 6.50%, 3/1/04, Callable
              3/1/01 @ 100, FGIC.................        424
   1,665    Stadium & Exposition District, Hotel
              Occupancy Tax & Stadium Revenue,
              Series A, 5.65%, 7/1/07, Callable
              7/1/04 @ 102, FGIC.................      1,792
   1,500    State Gas & Fuels Tax Revenue, Series
              A, 7.25%, 11/15/04, Callable
              11/15/99 @ 102.....................      1,591
   1,000    State GO, 7.10%, 9/1/03, Prerefunded
              9/1/00 @ 102, FSA..................      1,084
   3,000    State GO, Series A, 6.50%, 4/15/06,
              FGIC...............................      3,404
     430    State GO, Series A, 6.00%, 5/1/08,
              Prerefunded 5/1/04 @ 102, AMBAC....        476
   2,875    State GO, Series A, 5.80%, 8/1/10,
              MBIA...............................      3,185
     500    State GO, Series A, 6.10%, 5/1/11,
              Prerefunded 5/1/04 @ 102, AMBAC....        556
   3,000    State GO, Series B, 5.63%, 8/1/13,
              MBIA...............................      3,263
     500    State Offshore Terminal Authority,
              Deepwater Port Revenue, 1st Stage,
              Series B, 6.10%, 9/1/02............        533

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT             SECURITY DESCRIPTION             VALUE
---------   -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $ 1,325    State Offshore Terminal Authority,
              Deepwater Port Revenue, 1st Stage,
              Series B, 6.25%, 9/1/04............   $  1,444
   1,435    Tangipahoa Parish, Consolidated
              School District #1, GO, 6.15%,
              12/1/07, Callable 12/1/02 @ 100....      1,532
   1,250    Tangipahoa Parish, Hospital Service
              District #1, Hospital Revenue,
              6.13%, 2/1/14, Callable 2/1/04 @
              102, AMBAC.........................      1,371
   1,000    Terrebonne Parish, Hospital Service
              District #1, 5.20%, 4/1/13,
              Callable 4/1/08 @ 102, AMBAC.......      1,009
     690    Terrebonne Parish, Waterworks
              District #1, Water Revenue, 5.70%,
              11/1/06, Callable 11/1/03 @ 102,
              FGIC...............................        742
     500    Terrebonne Parish, Waterworks
              District #1, Water Revenue, 5.75%,
              11/1/08, Callable 11/1/03 @ 102,
              FGIC...............................        541
     555    Vermilion Parish, Hospital Service,
              District #2, Health Care Revenue,
              Series A, 6.35%, 5/1/00, MBIA......        578
                                                    --------
                            Total Municipal Bonds    145,141
                                                    --------
                     INVESTMENT COMPANIES (0.3%):
     383    The One Group Municipal Money Market
              Fund, Fiduciary Class..............        383
                                                    --------
                       Total Investment Companies        383
                                                    --------
                        Total (Cost $137,584) (a)   $145,524
                                                    ========

------------

Percentages indicated are based on net assets of $145,242.

(a) Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation.....................................  $7,962
                   Unrealized depreciation.....................................     (22)
                                                                                 ------
                   Net unrealized appreciation.................................  $7,940
                                                                                 ======

AMBAC  Insured by AMBAC Indemnity Corp.
AMT    Alternative Minimum Tax Paper
BIG    Insured by Bond Insurance Guarantee
ETM    Escrowed to Maturity
FGIC   Insured by Federal Guarantee Insurance Corp.
FSA    Insured by Federal Security Assurance
GNMA   Insured by Government National Mortgage Association
GO     General Obligation
MBIA   Insured by Municipal Bond Insurance Association

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
West Virginia Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1998
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS (99.0%):
Arizona (0.4%):
 $ 1,000    Maricopa County, Individual
              Development Single Family
              Mortgage, Revenue, 0.00%,
              12/31/14, ETM....................  $    441
                                                 --------
Hawaii (0.4%):
     400    State GO, Series BT, 8.13%,
              2/1/00...........................       426
                                                 --------
Maryland (0.7%):
   3,000    Prince Georges County Housing
              Authority Revenue, Foxglenn
              Apts., Series A, AMT, 0.00%,
              5/20/22, Callable 7/22/98 @
              26.42, GNMA......................       791
                                                 --------
Ohio (0.8%):
     500    Columbus, GO, 8.13%, 5/1/04........       600
     250    Public Community Facilities, Higher
              Education Cap, Revenue, Series
              II-B, 5.38%, 11/1/00, AMBAC......       258
                                                 --------
                                                      858
                                                 --------
Puerto Rico (1.0%):
   1,000    Puerto Rico Industrial Tourist
              Educational, Medical and
              Environmental Control Facilities,
              Auxilio Mutuo Hospital Obligation
              Group, 5.80%, 7/1/06, Callable
              1/1/05 @ 102, MBIA...............     1,096
                                                 --------
Virginia (0.2%):
     200    State Public School Authority
              Revenue, Series A, 6.30%,
              8/1/01...........................       213
                                                 --------
West Virginia (95.5%):
     170    Bath & Waterworks Revenue, 5.80%,
              9/1/19, Callable 9/1/07 @ 102....       175
     200    Berkeley County, Building
              Community, Hospital Revenue, City
              Hospital Project, 5.40%,
              11/1/98..........................       201
   1,000    Berkeley County, Building
              Community, Hospital Revenue, City
              Hospital Project, 6.50%, 11/1/09,
              Callable 11/1/02 @ 102...........     1,082
   1,000    Berkeley County, Education Board,
              GO, 5.50%, 4/1/01................     1,037
     800    Berkeley County, Education Board,
              GO, 5.55%, 4/1/02................       839
     900    Berkeley County, Education Board,
              GO, 5.60%, 4/1/03................       953
     500    Berkeley County, Education Board,
              GO, 5.00%, 6/1/08, Callable
              6/1/05 @ 100, FGIC...............       516
   1,525    Brooke Pleasants Tyler Wetzed
              Counties, Single Family Mortgage
              Revenue, 7.40%, 8/15/10, ETM.....     1,903
     225    Cabell County, Education Board, GO,
              6.10%, 5/1/99, MBIA, ETM.........       230

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $   150    Cabell County, Education Board, GO,
              6.20%, 5/1/00, MBIA, ETM.........  $    156
   1,670    Cabell County, Education Board, GO,
              6.60%, 5/1/04, MBIA, ETM.........     1,874
   1,500    Cabell County, Education Board, GO,
              6.00%, 5/1/06, MBIA, ETM.........     1,667
      80    Charles Town Residential Mortgage,
              Revenue, Series A, 5.40%,
              9/1/02...........................        83
      80    Charles Town Residential Mortgage,
              Revenue, Series A, 5.56%,
              3/1/03...........................        84
      75    Charles Town Residential Mortgage,
              Revenue, Series A, 5.70%, 9/1/04,
              Callable 3/1/03 @ 102............        79
   1,555    Charleston Building Community,
              Parking Facility Revenue, Capital
              Appreciation, 0.00%, 12/1/17.....       496
   1,570    Charleston Building Community,
              Parking Facility Revenue, Capital
              Appreciation, 0.00%, 12/1/18.....       469
   1,570    Charleston Building Community,
              Parking Facility Revenue, Capital
              Appreciation, 0.00%, 12/1/19.....       437
     400    Charleston Building Community,
              Parking Facility Revenue, Capital
              Appreciation, 0.00%, 12/1/20.....       104
   1,010    Charleston Parking Revenue, Series
              B, 6.75%, 6/1/08, Callable
              12/1/04 @ 102....................     1,162
   1,020    Clarksburg Water Revenue, Capital
              Appreciation, Asset Guaranty,
              0.00%, 9/1/08, FSA...............       640
   1,000    Clarksburg Water Revenue, Capital
              Appreciation, Asset Guaranty,
              0.00%, 9/1/11, FSA...............       531
   1,000    Clarksburg Water Revenue, Capital
              Appreciation, Asset Guaranty,
              0.00%, 9/1/12, FSA...............       499
   1,270    Fairmont General Hospital Revenue,
              5.15%, 11/1/07...................     1,288
     790    Fairmont Waterworks Revenue, 5.30%,
              7/1/09, Callable 7/1/07 @ 102,
              MBIA.............................       839
     925    Fairmont Waterworks Revenue, 5.50%,
              7/1/12, Callable 7/1/07 @ 102,
              MBIA.............................       980
   2,500    Harrison County, Board of
              Education, GO, 6.40%, 5/1/07,
              FGIC.............................     2,857
   2,000    Harrison County, Community Special
              Obligation, Revenue, Series A,
              6.25%, 5/15/10, ETM..............     2,300
   1,500    Harrison County, Education Board,
              GO, 6.30%, 5/1/05, FGIC..........     1,674

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
West Virginia Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $   505    Harrison County, Healthcare
              Building Revenue, Maplewood
              Retirement Center, 5.00%, 4/1/12,
              Callable 4/1/08 @ 102, AMBAC.....  $    506
     500    Harrison County, Healthcare
              Building Revenue, Maplewood
              Retirement Center, 5.10%, 4/1/13,
              Callable 4/1/08 @ 102, AMBAC.....       503
      95    Huntington Residential Mortgage
              Revenue, 6.30%, 9/1/98...........        95
     735    Jackson County, Residential
              Mortgage Revenue, 7.38%, 6/1/10,
              Callable 12/1/98 @ 100, FGIC,
              ETM..............................       922
   1,000    Kanawha County, Community Building
              Revenue, Charleston Hospital,
              7.50%, 11/1/08, Prerefunded
              11/1/99 @ 102, AMBAC.............     1,068
   3,910    Kanawha Mercer Nicholas Counties,
              Single Family Mortgage Revenue,
              0.00%, 2/1/15, Prerefunded 2/1/14
              @ 89.8...........................     1,622
   4,435    Kanawha-Putnam County, Single
              Family Mortgage Revenue, Series
              A, 0.00%, 12/1/16, AMBAC, ETM....     1,748
   1,668    Keyser Housing Corp. Mortgage
              Revenue, 7.25%, 4/1/21, Callable
              8/6/98 @ 101, FHA................     1,687
   1,065    Marion County, Single Family
              Mortgage Revenue, 7.38%, 8/1/11,
              FGIC, ETM........................     1,327
     500    Marshall County, Special
              Obligation, 6.50%, 5/15/10,
              ETM..............................       570
   1,000    Monongalia County, Board of
              Education, GO, 7.00%, 4/1/03,
              MBIA.............................     1,120
     440    Monongalia County, Board of
              Education, GO, 7.00%, 4/1/04,
              MBIA.............................       501
     300    Monongalia County, Board of
              Education, GO, 7.00%, 4/1/05,
              MBIA.............................       346
   1,000    Monongalia County, Building
              Community, Healthcare Revenue,
              5.75%, 11/15/14, Callable
              11/15/02 @ 102...................     1,009
   1,725    Ohio County, Board of Education,
              GO, 5.00%, 6/1/13, Callable
              6/1/08 @ 102.....................     1,719
   1,295    Parkersburg Waterworks & Sewer
              System Revenue, 5.50%, 3/1/10,
              Callable 9/1/06 @ 102, FSA.......     1,388
   1,335    Parkersburg Waterworks & Sewer
              System Revenue, 5.50%, 9/1/10,
              Callable 9/1/06 @ 102, FSA.......     1,431
     900    Parkersburg Waterworks & Sewer
              System Revenue, 5.70%, 9/1/13,
              Callable 9/1/06 @ 102, FSA.......       968

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $ 1,000    Pleasants County, Pollution Control
              Revenue, Potomac Power, 6.15%,
              5/1/15, Callable 5/1/05 @ 102,
              MBIA.............................  $  1,090
   1,000    Pleasants County, Pollution Control
              Revenue, Potomac Power, 6.15%,
              5/1/15, Callable 5/1/05 @ 102,
              AMBAC............................     1,090
   1,750    Pleasants County, Pollution Control
              Revenue, West Penn Power, 6.15%,
              5/1/15, Callable 5/1/05 @ 102,
              AMBAC............................     1,908
   1,015    Putnam County, Pollution Control
              Revenue, FMC Corp., 5.63%,
              10/1/13, Callable 10/1/07 @
              102..............................     1,050
   2,000    Randolph County, Health Systems
              Revenue, Davis Health Systems,
              Inc., 5.20%, 11/1/15, Callable
              11/1/13 @ 100, FSA...............     2,019
   1,500    School Building Authority Revenue
              Capital Improvement, 5.25%,
              7/1/99, MBIA.....................     1,525
   1,750    School Building Authority Revenue
              Capital Improvement, 6.25%,
              7/1/01, MBIA.....................     1,861
   1,000    School Building Authority Revenue
              Capital Improvement, 5.50%,
              7/1/11, Callable 7/1/07 @ 102,
              AMBAC............................     1,066
     800    School Building Authority Revenue
              Capital Improvement, Series B,
              6.80%, 7/1/00, MBIA..............       844
   1,000    School Building Authority Revenue
              Capital Improvement, Series B,
              6.90%, 7/1/02, Callable 7/1/00 @
              102, MBIA........................     1,076
     500    School Building Authority Revenue
              Capital Improvement, Series B,
              6.95%, 7/1/03, Prerefunded 7/1/00
              @ 102, MBIA......................       539
     200    School Building Authority Revenue
              Capital Improvement, Series B,
              6.75%, 7/1/06, MBIA..............       232
   1,000    School Building Authority Revenue
              Capital Improvement, Series B,
              6.00%, 7/1/12, Callable 7/1/02 @
              100, MBIA........................     1,062
     500    State Building Common Lease
              Revenue, 6.70%, 7/1/02, Callable
              7/1/00 @ 102, MBIA...............       536

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
West Virginia Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $ 1,000    State Building, Lottery Commission
              Revenue, Series A, 5.25%, 7/1/08,
              Callable 7/1/07 @ 102, MBIA......  $  1,056
   1,000    State Building, Lottery Commission
              Revenue, Series A, 5.25%, 7/1/09,
              Callable 7/1/07 @ 102, MBIA......     1,053
     250    State GO, 5.25%, 3/1/01, Callable
              8/6/98 @ 100.....................       250
     200    State GO, 5.70%, 6/1/01, Callable
              8/6/98 @ 100.....................       201
   1,200    State GO, 6.10%, 6/1/03, Callable
              8/6/98 @ 100.5...................     1,208
     250    State GO, Series A, 5.20%,
              2/1/99...........................       252
     300    State GO, Series A, 5.30%,
              2/1/00...........................       307
     600    State GO, Series A, 5.40%,
              2/1/01...........................       620
   2,500    State GO, Series A, 5.50%,
              2/1/02...........................     2,614
   1,000    State GO, Series B, AMT, 5.80%,
              11/1/11, Callable 11/1/06 @ 102,
              FGIC.............................     1,094
   1,000    State GO, Series B, AMT, 5.85%,
              11/1/12, Callable 11/1/06 @ 102,
              FGIC.............................     1,094
   1,160    State GO, Series B, AMT, 5.10%,
              11/1/15, Callable 11/1/08 @ 102,
              FGIC.............................     1,158
     625    State Hospital Finance Authority,
              Hospital Revenue, 5.50%, 1/1/02,
              MBIA.............................       652
     500    State Hospital Finance Authority,
              Hospital Revenue, 5.70%, 1/1/04,
              Callable 1/1/02 @ 102, MBIA......       531
     500    State Hospital Finance Authority,
              Hospital Revenue, 7.00%, 8/1/04,
              Prerefunded 8/1/99 @ 102, FSA....       527
   2,350    State Hospital Finance Authority,
              Hospital Revenue, 5.10%, 6/1/06,
              Callable 6/1/03 @ 102, MBIA......     2,442
   1,000    State Hospital Finance Authority,
              Hospital Revenue, 5.13%, 9/1/06,
              Callable 9/1/05 @ 102, MBIA......     1,047
   1,000    State Hospital Finance Authority,
              Hospital Revenue, 7.00%, 8/1/09,
              Prerefunded 8/1/99 @ 102, FSA....     1,055
   1,000    State Hospital Finance Authority,
              Hospital Revenue, 5.75%, 9/1/13,
              Callable 9/1/05 @ 102, MBIA......     1,070
     140    State Housing Development, 5.50%,
              11/1/98, FHA.....................       141
     450    State Housing Development, 7.00%,
              5/1/99, Callable 8/6/98 @ 102,
              FHA..............................       460

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $   190    State Housing Development, 6.30%,
              11/1/03, Callable 5/1/02 @ 103,
              FHA..............................  $    203
     195    State Housing Development, 6.40%,
              5/1/04, Callable 5/1/02 @ 103,
              FHA..............................       210
     205    State Housing Development, 6.40%,
              11/1/04, Callable 5/1/02 @ 103,
              FHA..............................       221
     500    State Housing Development, 7.38%,
              11/1/05, Callable 8/6/98 @ 102,
              FHA..............................       517
     245    State Housing Development, 6.75%,
              11/1/10, Callable 5/1/02 @ 103,
              FHA..............................       265
     315    State Housing Development, 6.75%,
              5/1/11, Callable 5/1/02 @ 103,
              FHA..............................       341
   1,000    State Housing Development, 7.40%,
              11/1/11, Callable 8/6/98 @ 102,
              FHA..............................     1,032
     320    State Housing Development, 6.75%,
              11/1/11, Callable 5/1/02 @ 103,
              FHA..............................       346
   1,000    State Housing Development, 7.40%,
              11/1/13, Callable 8/6/98 @ 102,
              FHA..............................     1,033
     500    State Housing Development, 7.40%,
              11/1/13, Callable 8/6/98 @ 102,
              FHA, AMBAC.......................       517
   1,000    State Housing Development, 5.05%,
              11/1/14, Callable 5/1/08 @
              101.5............................       990
   1,000    State Housing Development, 5.10%,
              11/1/15, Callable 5/1/08 @
              101.5............................       992
   1,000    State Housing Development, 5.80%,
              5/1/17, Callable 5/1/07 @ 102....     1,047
     655    State Housing Development, AMT,
              5.65%, 11/1/15, Callable 11/1/07
              @ 102............................       677
   1,520    State Single Family Housing
              Mortgage Revenue, 5.30%, 8/1/13,
              Callable 8/1/07 @ 102,
              GNMA/FNMA........................     1,565
   1,500    State University Revenue, 5.75%,
              4/1/03, AMBAC....................     1,601
   1,500    State University Revenue, 5.75%,
              4/1/04, Callable 4/1/03 @ 102,
              AMBAC............................     1,615
   1,000    State University Revenue, 6.00%,
              4/1/07, Callable 4/1/03 @ 102,
              AMBAC............................     1,089
   1,000    State University Revenue, 6.00%,
              4/1/12, Callable 4/1/03 @ 102,
              AMBAC............................     1,084

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
West Virginia Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $   100    State Water Development Authority
              Revenue, Loan Program, Series A,
              7.30%, 11/1/99...................  $    104
     100    State Water Development Authority
              Revenue, Loan Program, Series A,
              7.40%, 11/1/00...................       107
     130    State Water Development Authority
              Revenue, Loan Program, Series A,
              6.90%, 11/1/01...................       141
     160    State Water Development Authority
              Revenue, Loan Program, Series A,
              7.10%, 11/1/04, Callable 11/1/01
              @ 102............................       176
   2,000    State Water Development Authority
              Revenue, Loan Program, Series A,
              7.00%, 11/1/11, Callable 11/1/01
              @ 102, FSA.......................     2,205
     225    University Dormitory Revenue,
              Series A, 5.60%, 5/1/99, MBIA....       229
     750    University Revenues, State
              University System, Marshall
              University Library, 5.60%,
              4/1/11, Callable 4/1/06 @ 101,
              AMBAC............................       800

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $ 1,715    West Virginia University, Revenue,
              Series A, 5.30%, 5/1/12, Callable
              11/1/07 @ 101, AMBAC.............  $  1,783
   1,125    West Virginia University, Revenue,
              Series A, 5.25%, 4/1/13, Callable
              4/1/08 @ 102, AMBAC..............     1,158
   1,000    Wheeling Waterworks & Sewer System
              Revenue, 5.40%, 6/1/11, Callable
              6/1/07 @ 100, FGIC...............     1,047
   1,200    Wheeling Waterworks & Sewer System
              Revenue, Series C, 6.60%, 6/1/12,
              Prerefunded 6/1/02 @ 100, FGIC...     1,309
                                                 --------
                                                  102,819
                                                 --------
                          Total Municipal Bonds   106,644
                                                 --------
                             INVESTMENT COMPANIES (0.1%):
     126    The One Group Municipal Money
              Market Fund, Fiduciary Class.....       126
                                                 --------
                     Total Investment Companies       126
                                                 --------
                      Total (Cost $100,248) (a)  $106,770
                                                 ========

------------

Percentages indicated are based on net assets of $107,789.
(a) Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation.....................................  $6,536
                   Unrealized depreciation.....................................     (14)
                                                                                 ------
                   Net unrealized appreciation.................................  $6,522
                                                                                 ======

AMBAC  Insured by AMBAC Indemnity Corp.
AMT    Alternative Minimum Tax Paper
ETM    Escrowed to Maturity
FGIC   Insured by Federal Guarantee Insurance Corp.
FHA    Insured by Federal Housing Administration
FSA    Insured by Federal Security Assurance
GO     General Obligation
GNMA   Insured by Government National Mortgage Association
MBIA   Insured by Municipal Bond Insurance Association

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Arizona Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1998
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS (98.8%):
Arizona (97.6%):
 $ 1,175    Apache County, Public Finance
              Corp., Certificates of
              Participation, 5.25%, 5/1/04,
              Callable 5/1/00 @ 102............  $  1,197
     500    Apache County, Public Finance
              Corp., Certificates of
              Participation, 5.50%, 5/1/10,
              Callable 5/1/00 @ 102............       516
   1,000    Arizona State University Revenues
              Refunding System, Series A,
              5.60%, 7/1/05, Callable 7/1/02 @
              101..............................     1,055
   1,000    Arizona State University Revenues
              System, 6.90%, 7/1/04, Callable
              7/1/02 @ 101, AMBAC..............     1,107
   1,950    Arizona State University Revenues,
              Series A, 5.85%, 7/1/08, Callable
              7/1/02 @ 101.....................     2,064
   1,820    Arizona State University Revenues,
              Series A, 5.90%, 7/1/09, Callable
              7/1/02 @ 101.....................     1,949
     725    Casa Grande, Excise Tax Revenue,
              5.90%, 4/1/09, Callable 4/1/04 @
              100, FGIC........................       781
     750    Central Arizona Water Conservation
              District, Contract Revenue,
              7.15%, 11/1/99...................       783
   1,000    Central Arizona Water Conservation
              District, Contract Revenue,
              7.65%, 11/1/09, Prerefunded
              11/1/00 @ 102....................     1,101
   3,300    Central Arizona Water Conservation
              District, Contract Revenue,
              7.13%, 11/1/11, Prerefunded
              11/1/00 @ 102....................     3,595
   2,875    Central Arizona Water Conservation
              District, Contract Revenue,
              Central Arizona Project, 4.75%,
              11/1/07, Callable 5/1/04 @ 102,
              MBIA.............................     2,934
   1,460    Central Arizona Water Conservation
              District, Contract Revenue,
              Central Arizona Project--Series
              A, 5.20%, 11/1/03................     1,529
   4,000    Central Arizona Water Conservation
              District, Contract Revenue,
              Central Arizona Project--Series
              A, 5.40%, 11/1/05................     4,257
   4,750    Central Arizona Water Conservation
              District, Contract Revenue,
              Central Arizona Project--Series
              A, 5.40%, 11/1/06................     5,079
   5,000    Chandler, Capital Appreciation, GO,
              0.00%, 7/1/07, FGIC..............     3,329

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $   625    Coconino & Yavapai Counties
              Arizona, School District #9,
              Sedona Oak Creek Project of
              1992-C, GO, 5.60%, 7/1/06,
              Callable 7/1/02 @ 101, FGIC......  $    658
   2,400    Coconino County, Arizona
              University, School District #001,
              Flagstaff, GO, 5.50%, 7/1/08,
              Callable 7/1/05 @ 101, AMBAC.....     2,567
   1,455    Coconino County, Jail Distribution
              Revenue, 4.50%, 7/1/12, Callable
              7/1/07 @ 101, AMBAC..............     1,394
   2,500    East Valley Institute of
              Technology, District #401,
              Project of 1994, Series B, GO,
              6.00%, 7/1/05, AMBAC.............     2,751
   1,000    East Valley Institute of
              Technology, District #401, Series
              A, GO, 6.00%, 7/1/04, Callable
              7/1/00 @ 101, AMBAC..............     1,048
   2,000    Gila County Industrial Development
              Authority Revenue, Asarco Inc.,
              5.55%, 1/1/27, Callable 1/1/08, @
              102..............................     2,046
   1,000    Gilbert Improvement District #011,
              GO, 7.60%, 1/1/04, Callable
              7/1/98 @ 102.5, FGIC.............     1,039
   1,000    Glendale Municipal Property Corp.,
              7.00%, 7/1/05, Callable 7/1/99 @
              101, MBIA........................     1,041
   1,000    Glendale Municipal Property Corp.,
              7.00%, 7/1/09, Callable 7/1/99 @
              101, MBIA........................     1,042
   4,000    Glendale University High School,
              District #205, Projects of
              1993--Series A, GO, 5.30%,
              7/1/07, Callable 7/1/03 @ 101....     4,177
   2,900    Glendale University High School,
              District #205, Projects of
              1993--Series B, GO, 5.45%,
              7/1/09, Callable 7/1/05 @ 101,
              FGIC.............................     3,071
   2,000    Maricopa County, Community College
              District, 5.00%, 7/1/13, Callable
              7/1/06 @ 101.....................     2,021
   1,570    Maricopa County, Community College
              District, Building Revenue,
              5.10%, 7/15/05, MBIA.............     1,642
   1,000    Maricopa County, Community College
              District, Series A, 6.00%,
              7/1/07, Callable 7/1/03 @ 101....     1,086

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Arizona Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $   500    Maricopa County, Industrial
              Development Authority, Hospital
              Facility Revenue, St. Joseph's
              Hospital & Medical Centers
              Project, 6.20%, 11/1/11, Putable
              11/1/98 @ 100, ETM...............  $    504
   1,500    Maricopa County, School District
              #001, Phoenix Elementary Project
              of 1998--Series A, GO, 5.00%,
              7/1/14, Callable 7/1/08 @ 100,
              FSA..............................     1,493
   1,000    Maricopa County, School District
              #001, Phoenix Elementary, GO,
              5.50%, 7/1/10, Callable 7/1/07 @
              101, MBIA........................     1,069
     900    Maricopa County, School District
              #006, Washington Elementary,
              Series A, GO, 5.75%, 7/1/06,
              Callable 7/1/02 @ 101, AMBAC.....       963
   2,000    Maricopa County, School District
              #038, Madison Elementary Project
              of 1995--Series B, GO, 5.80%,
              7/1/15, Callable 7/1/06 @ 101,
              MBIA.............................     2,142
   1,015    Maricopa County, School District
              #038, Madison Elementary, GO,
              5.30%, 7/1/08, Callable 7/1/03 @
              101, AMBAC.......................     1,060
   1,000    Maricopa County, School District
              #097, Deer Valley Project of
              1986--Series F, GO, 5.90%,
              7/1/03, Callable 7/1/02 @ 101,
              FGIC.............................     1,071
     750    Maricopa County, School District
              #097, Deer Valley Project of
              1996--Series C, GO, 5.35%,
              7/1/09, Callable 7/1/07 @ 100,
              FSA..............................       792
   2,000    Maricopa County, School District
              #11, 5.00%, 7/1/09, Callable
              7/1/07 @ 101, AMBAC..............     2,068
   2,000    Maricopa County, School District
              #210, Phoenix, GO, 5.25%, 7/1/04,
              Callable 7/1/03 @ 101............     2,108
   2,000    Maricopa County, School District
              #210, Project of 1995 -Series B,
              GO, 5.38%, 7/1/13................     2,077
   1,200    Maricopa County, School District
              #210, Series A, GO, 5.60%,
              7/1/13, Callable 7/1/05 @ 101....     1,267
   1,000    Maricopa County, School District
              #210, Series E, GO, 7.10%,
              7/1/03...........................     1,130
   1,250    Maricopa County, School District
              #4, GO, 5.25%, 7/1/03, FGIC......     1,310

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $ 2,000    Maricopa County, School District
              #4, GO, 5.50%, 7/1/09, Callable
              7/1/05 @ 102, FGIC...............  $  2,135
   2,500    Maricopa County, School District
              #4, GO, 5.00%, 7/1/10, Callable
              7/1/06 @ 101, FGIC...............     2,560
     750    Maricopa County, School District
              #4, GO, 5.65%, 7/1/11, Callable
              7/1/05 @ 102, FGIC...............       803
   2,500    Maricopa County, School District
              #48, Scottsdale School
              Improvements, GO, 5.00%, 7/1/14,
              Callable 7/1/04 @ 101............     2,514
   1,000    Maricopa County, School District
              #48, Scottsdale, GO, 5.20%,
              7/1/06, Callable 7/1/03 @ 101....     1,048
   1,475    Maricopa County, School District
              #48, Scottsdale, GO, 4.90%,
              7/1/06, Callable 7/1/02 @ 101....     1,520
   1,000    Maricopa County, School District
              #48, Scottsdale, GO, 5.25%,
              7/1/08, Callable 7/1/03 @ 101....     1,046
   1,500    Maricopa County, School District
              #48, Scottsdale, GO, 6.75%,
              7/1/09, Prerefunded 7/1/01 @
              101..............................     1,629
   2,000    Maricopa County, School District
              #48, Scottsdale, Series B, GO,
              6.10%, 7/1/02....................     2,149
   1,000    Maricopa County, School District
              #48, Scottsdale, Series B, GO,
              6.30%, 7/1/04....................     1,110
   3,100    Maricopa County, School District
              #69, Paradise Valley, GO, 5.80%,
              7/1/09, AMBAC....................     3,451
   2,400    Maricopa County, School District
              #69, Paradise Valley, GO, 5.00%,
              7/1/09, Callable 7/1/03 @ 102,
              AMBAC............................     2,456
   1,000    Maricopa County, School District
              #69, Paradise Valley, GO, 6.35%,
              7/1/10, MBIA.....................     1,165
   1,500    Maricopa County, School District
              #69, Paradise Valley, Series E,
              GO, 4.00%, 7/1/16, Callable
              7/1/07 @ 101, FSA................     1,300
   1,000    Maricopa County, School District
              #80, Chandler Projects of
              1995--Series C, GO, 5.10%,
              7/1/08, FGIC.....................     1,056
   1,000    Maricopa County, School District
              #80, Chandler, GO, 5.80%, 7/1/08,
              Callable 7/1/05 @ 101, FGIC......     1,084

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Arizona Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $   920    Maricopa County, School District
              #9, Wickenburg, GO, 5.50%,
              7/1/13, Callable 7/1/07 @ 100,
              AMBAC............................  $    963
   2,345    Mesa Arizona Street & Highway,
              5.00%, 7/1/15, Callable 7/1/07 @
              100, FGIC........................     2,336
   1,625    Mesa, GO, 6.00%, 7/1/02, AMBAC.....     1,739
   1,000    Mesa, GO, 5.70%, 7/1/03, FGIC......     1,068
   3,000    Mesa, GO, 5.00%, 7/1/18, Callable
              7/1/08 @ 100, FGIC...............     2,953
   2,040    Mesa, Project of 1987, GO, 9.00%,
              7/1/01, ETM, MBIA................     2,327
   2,000    Mesa, Project of 1987, GO, 5.70%,
              7/1/08, Callable 7/1/03 @ 101.5,
              MBIA.............................     2,166
   2,000    Mesa, Utility System Revenue,
              5.38%, 7/1/12, Callable 7/1/05 @
              101, FGIC........................     2,081
   1,205    Mohave County, Elementary School
              District #16, GO, 5.25%, 7/1/09,
              Callable 7/1/07 @ 100, MBIA......     1,263
   1,200    Mohave County, School District # 1,
              Lake Havasu, GO, 5.20%, 7/1/09,
              Callable 7/1/03 @ 101, AMBAC.....     1,242
   1,000    Mohave County, School District #1,
              Lake Havasu, GO, 4.75%, 7/1/12,
              FGIC.............................       987
   2,050    Navajo County, School District #10,
              5.13%, 7/1/12, Callable 7/1/07 @
              101, FGIC........................     2,072
   1,000    Northern Arizona University,
              Revenues, 7.50%, 6/1/03,
              Prerefunded 6/1/99 @ 100.........     1,035
   2,750    Northern Arizona University,
              Revenues, 6.40%, 6/1/07, Callable
              6/1/02 @ 101, FGIC...............     2,991
   1,535    Northern Arizona University,
              Revenues, 5.00%, 6/1/15, Callable
              6/1/07 @ 101, FGIC...............     1,529
   1,215    Northern Arizona University,
              Revenues, Series A, 5.60%,
              6/1/05, Callable 6/1/02 @ 102,
              AMBAC............................     1,291
   1,000    Oro Valley Municipal Property
              Corp., Municipal Water System
              Revenue, Canada Hills, 5.45%,
              7/1/14, Callable 7/1/08 @ 101,
              MBIA.............................     1,050
   2,000    Phoenix Arizona Civic Improvement
              Corp., Series B, 6.00%, 7/1/08,
              Callable 7/1/04 @ 102............     2,208
   2,000    Phoenix Civic Improvement Corp.,
              Water System Revenue, 5.63%,
              7/1/09, Callable 7/1/06 @ 100....     2,173

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $   725    Phoenix Street & Highway User
              Revenue, 6.25%, 7/1/06, Callable
              7/1/02 @ 102.....................  $    792
   2,000    Phoenix Street & Highway User
              Revenue, 6.50%, 7/1/09, ETM......     2,291
   1,255    Phoenix Street & Highway User
              Revenue, Series A, 5.80%, 7/1/05,
              Callable 7/1/02 @ 102, FGIC......     1,344
   3,950    Phoenix, GO, 6.38%, 7/1/13,
              Callable 7/1/02 @ 102............     4,326
   1,125    Phoenix, GO, Series A, 5.10%,
              7/1/04...........................     1,180
   2,500    Phoenix, GO, Series A, 5.20%,
              7/1/05...........................     2,646
   1,000    Phoenix, GO, Series A, 5.40%,
              7/1/07...........................     1,079
   1,000    Phoenix, Individual Development
              Authority, Single Family Mortgage
              Revenue, Series A, AMT, 5.35%,
              6/1/20, Callable 12/1/07 @ 101.5,
              GNMA/FNMA/FHLMC..................     1,004
   1,000    Pima County, Arizona College
              District, Certificates of
              Participation, Series B, 6.00%,
              7/1/07, Callable 7/1/01 @ 101,
              AMBAC............................     1,063
     725    Pima County, GO, 5.60%, 7/1/07,
              Callable 7/1/03 @ 101............       769
     555    Pima County, GO, 6.20%, 7/1/08,
              Callable 7/1/02 @ 101............       600
   1,500    Pima County, Industrial Development
              Authority, HealthPartners--Series
              A, 5.30%, 4/1/07, MBIA...........     1,588
   1,000    Pima County, Industrial Development
              Authority, Single Family Mortgage
              Revenue Refunding, Series B, AMT,
              6.15%, 11/1/23, Callable 5/1/07 @
              102, GNMA........................     1,085
   1,090    Pima County, Industrial Development
              Authority, Single Family Mortgage
              Revenue, Series A, 6.40%, 8/1/11,
              Callable 8/1/05 @ 102............     1,161
     245    Pima County, Industrial Development
              Authority, Single Family Mortgage
              Revenue, Series A, 7.63%, 2/1/12,
              Callable 2/1/01 @ 101............       257
   1,585    Pima County, Sewer Revenue, Series
              A, 4.90%, 7/1/08, Callable 7/1/04
              @ 102, FGIC......................     1,629

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Arizona Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $ 1,000    Pima County, Union School District
              #1, Project of 1989 -Series G,
              GO, 5.00%, 7/1/06, Callable
              7/1/05 @ 101, MBIA...............  $  1,043
   2,205    Pima County, Union School District
              #1, Project of 1989 -Series G,
              GO, 5.00%, 7/1/07, Callable
              7/1/05 @ 101, MBIA...............     2,300
   1,000    Pima County, Union School District
              #1, Series B, GO, 7.20%, 7/1/09,
              Prerefunded 7/1/00 @ 101.........     1,072
   1,500    Pima County, Union School District
              #1, Series C, GO, 6.88%, 7/1/10,
              Prerefunded 7/1/01 @ 101, MBIA...     1,635
   2,000    Pima County, United School
              District, 5.38%, 7/1/09, FGIC....     2,153
   1,200    Pinal County, School District #004,
              Casa Grande Elementary School
              Improvement, GO, 6.00%, 7/1/04,
              Callable 7/1/01 @ 101, AMBAC.....     1,289
   1,000    Prescott Property Corp. Facilities,
              5.13%, 1/1/18, Callable 1/1/08 @
              101, FGIC........................       998
   2,015    Salt River Project, Agriculture,
              Improvement & Power District,
              Electric Systems Revenue, 6.00%,
              1/1/07...........................     2,239
   1,270    Salt River Project, Agriculture,
              Improvement & Power District,
              Electric Systems Revenue, Series
              A, 5.40%, 1/1/04.................     1,342
   2,000    Salt River Project, Agriculture,
              Improvement & Power District,
              Electric Systems Revenue, Series
              A, 5.63%, 1/1/06.................     2,160
   1,000    Salt River Project, Agriculture,
              Improvement & Power District,
              Electric Systems Revenue, Series
              A, 6.50%, 1/1/07, Callable 1/1/01
              @ 102............................     1,075
   1,000    Salt River Project, Agriculture,
              Improvement & Power District,
              Electric Systems Revenue, Series
              A, 5.00%, 1/1/20, Callable 1/1/08
              @ 101............................       990
   3,250    Salt River Project, Agriculture,
              Improvement & Power District,
              Electric Systems Revenue, Series
              B, 5.20%, 1/1/08.................     3,449

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $ 2,500    Salt River Project, Agriculture,
              Improvement & Power District,
              Electric Systems Revenue, Series
              B, 5.38%, 1/1/09, Callable 1/1/03
              @ 102............................  $  2,611
   3,000    Salt River Project, Agriculture,
              Improvement & Power District,
              Electric Systems Revenue, Series
              D, 6.00%, 1/1/13, Callable 1/1/02
              @ 102............................     3,200
   2,815    Santa Cruz County Industrial
              Development, Citizens Utility
              Co., 4.75%, 8/1/20...............     2,817
   2,085    Scottsdale Municipal Property
              Corp., Excise Tax Revenue, 5.38%,
              7/1/05...........................     2,215
   1,000    Scottsdale Municipal Property
              Corp., Lease Revenue, Excise Tax
              Revenue, 6.38%, 5/1/05, Callable
              11/1/02 @ 100....................     1,086
   1,900    Scottsdale Project of 1989, Series
              E, GO, 5.50%, 7/1/14, Callable
              7/1/02 @ 101.....................     1,965
   1,065    Scottsdale Street & Highway User
              Revenue, 5.50%, 7/1/07...........     1,150
   2,000    Scottsdale Water & Sewer, A989--
              Series D, 5.00%, 7/1/19, Callable
              7/1/08 @ 101, FSA................     1,983
   1,700    Scottsdale, GO, 5.25%, 7/1/06......     1,811
     500    Scottsdale, GO, 5.50%, 7/1/09......       545
     500    Scottsdale, GO, 5.00%, 7/1/09,
              Callable 7/1/03 @ 101............       515
   1,615    Scottsdale, GO, Series A, 4.80%,
              7/1/08, Callable 7/1/03 @ 101....     1,656
   2,500    Scottsdale, Industrial Development
              Authority, Hospital Revenue,
              Scottsdale Memorial Hospitals,
              Series A, 6.13%, 9/1/17, Callable
              9/1/07 @ 102, AMBAC..............     2,730
   1,000    Show Low, Industrial Development
              Authority, Hospital Revenue,
              Navapache Regulated Medical
              Center, Series A, 5.50%, 12/1/17,
              Callable 12/1/07 @ 100, ACA......     1,011
   2,500    State Certificates of
              Participation, 6.63%, 9/1/08,
              Callable 9/1/01 @ 102, FSA.......     2,731
   1,000    State Municipal Financing Program,
              Certificates of Participation,
              Series 20, 7.70%, 8/1/10, ETM,
              BIG..............................     1,253

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Arizona Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $ 1,000    State Municipal Financing Program,
              Certificates of Participation,
              Series 27, 7.00%, 8/1/04,
              Callable 8/1/98 @ 101, BIG.......  $  1,013
   1,250    State Power Authority Resource
              Revenue, Hoover Uprating Project,
              4.80%, 10/1/01, MBIA.............     1,283
   2,035    State Power Authority Resource
              Revenue, Hoover Uprating Project,
              5.40%, 10/1/07, Callable 10/1/03
              @ 102, MBIA......................     2,156
   3,000    State Transportation Board Highway
              Revenue, 5.25%, 7/1/07, Callable
              7/1/03 @ 102.....................     3,162
   1,635    Tempe, GO, 5.00%, 7/1/10, Callable
              7/1/06 @ 101.....................     1,681
   1,815    Tempe, GO, 4.90%, 7/1/12, Callable
              7/1/08 @ 100.....................     1,827
   1,000    Tempe, GO, Series A, 5.10%,
              7/1/05...........................     1,051
     580    Tempe, GO, Series B, 6.00%, 7/1/06,
              Callable 7/1/02 @ 101............       625
   2,235    Tempe, Union High School District
              #213, Project of 1989--Series B,
              GO, 5.90%, 7/1/04, Callable
              7/1/01 @ 101 ....................     2,372
   2,500    Tucson, 5.00%, 7/1/19, Callable
              7/1/07 @ 100.....................     2,489
   1,000    Tucson Street & Highway User
              Revenue, 5.30%, 7/1/05, Callable
              7/1/03 @ 102, MBIA...............     1,058
   2,000    Tucson Water Revenue Refunding,
              Series A, 5.75%, 7/1/12, Callable
              7/1/02 @ 102, MBIA...............     2,131
   1,000    Tucson Water System, 5.13%, 7/1/20,
              Callable 7/1/07 @ 100............       992
     700    University of Arizona, Foundation
              Certificates of Participation,
              Series 8, 4.90%, 8/1/09, MBIA....       725
   1,000    University of Arizona, University
              Revenues, 6.25%, 6/1/11, Callable
              6/1/02 @ 102.....................     1,085
   2,250    Water Infrastructure Financial
              Authority, Water Quality
              Financial Asset, Series A, 5.00%,
              7/1/17, Callable 7/1/08 @ 100,
              MBIA.............................     2,221

SHARES OR
PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $ 1,100    Yavapai County, Industrial
              Development Authority, Hospital
              Facility Revenue, Yavapai
              Regional Medical Center--Series
              A, 5.13%, 12/1/13, Callable
              6/1/07 @ 102, FSA................  $  1,112
   1,750    Yuma County, GO, 6.13%, 7/1/12,
              Callable 7/1/03 @ 101, AMBAC.....     1,921
   1,305    Yuma County, GO, Elementary School
              District #1, 5.25%, 7/1/10,
              Callable 7/1/07 @ 101, MBIA......     1,366
   1,000    Yuma County, Industrial Development
              Authority, Hospital Revenue
              Refunding, Yuma Regional Medical
              Center, 5.50%, 8/1/09, Callable
              8/1/07 @ 102, MBIA...............     1,069
   1,000    Yuma County, Municipal Property
              Corp. Revenue, Series A, 5.20%,
              7/1/09, Callable 7/1/03 @ 101,
              AMBAC............................     1,035
   1,575    Yuma County, Union High School,
              District #70, GO, 5.00%, 7/1/06,
              Callable 7/1/02 @ 101, FGIC......     1,623
                                                 --------
                                                  244,248
                                                 --------
                               Illinois (0.4%):
     845    Du Page County, School District
              #041, Glen Ellyn Capital
              Appreciation, GO, 0.00%, 2/1/08,
              FGIC.............................       542
     910    Du Page County, School District
              #041, Glen Ellyn Capital
              Appreciation, GO, 0.00%, 2/1/09,
              FGIC.............................       554
                                                 --------
                                                    1,096
                                                 --------
                              Tennessee (0.8%):
   2,985    Housing Development Agency, Issue
              3A, Revenue, GO, AMT, 0.00%,
              7/1/06...........................     2,003
                                                 --------
  Total Municipal Bonds                           247,347
                                                 --------
                   INVESTMENT COMPANIES (0.3%):
     680    The One Group Municipal Money
              Market Fund, Fiduciary Class.....       680
                                                 --------
  Total Investment Companies                          680
                                                 --------
Total (Cost $234,848) (a)                        $248,027
                                                 ========

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Arizona Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1998
(Amounts in Thousands)

------------
Percentages indicated are based on net assets of $250,201.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $17. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation.....................................  $13,284
                   Unrealized depreciation.....................................     (122)
                                                                                 -------
                   Net unrealized appreciation.................................  $13,162
                                                                                 =======

ACA     American Capital Access
AMBAC   Insured by AMBAC Indemnity Corp.
AMT     Alternative Minimum Tax
BIG     Insured by Bond Insurance Guarantee
ETM     Escrowed to Maturity
FGIC    Insured by Federal Guarantee Insurance Corp.
FSA     Insured by Federal Security Assurance
GNMA    Insured by Government National Mortgage Association
GO      General Obligation
MBIA    Insured by Municipal Bond Insurance Association

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                               JUNE 30, 1998
(Amounts in Thousands, except per share amounts)

                                                    INTERMEDIATE      MUNICIPAL        KENTUCKY             OHIO
                                                    TAX-FREE BOND      INCOME       MUNICIPAL BOND     MUNICIPAL BOND
                                                        FUND            FUND             FUND               FUND
                                                   ---------------   -----------   ----------------   ----------------
ASSETS:
Investments, at value (cost $487,954; $764,609;
  $127,271; $180,818; respectively)..............     $511,831        $788,318         $135,701           $193,224
Cash.............................................            5              --               --                  3
Interest receivable..............................        6,855          10,608            2,114              1,989
Receivable from brokers for investments sold.....        9,946           6,035               --                 --
Receivable for capital shares issued.............           12           1,561               11                 83
Prepaid expenses and other assets................            3               3                1                  2
                                                      --------        --------         --------           --------
TOTAL ASSETS.....................................      528,652         806,525          137,827            195,301
                                                      --------        --------         --------           --------
LIABILITIES:
Cash overdraft...................................           --             228               --                 --
Dividends payable................................        1,942           3,074              538                766
Payable to brokers for investments purchased.....       12,545          23,797            1,500              1,022
Payable for capital shares redeemed..............           --             104                1                 37
Accrued expenses and other payables:
    Investment advisory fees.....................          162             221               40                 49
    Administration fees..........................           71             106               19                 27
    12b-1 fees...................................            7              63                6                 23
    Other........................................           65             115               23                 52
                                                      --------        --------         --------           --------
TOTAL LIABILITIES................................       14,792          27,708            2,127              1,976
                                                      --------        --------         --------           --------
NET ASSETS:
Capital..........................................      486,040         761,142          128,950            184,798
Undistributed net investment income..............          233              18               --                  5
Accumulated undistributed net realized gains
  (losses) from investment transactions..........        3,710          (6,052)          (1,680)            (3,884)
Net unrealized appreciation from investments.....       23,877          23,709            8,430             12,406
                                                      --------        --------         --------           --------
NET ASSETS.......................................     $513,860        $778,817         $135,700           $193,325
                                                      ========        ========         ========           ========
NET ASSETS:
    Fiduciary....................................     $493,686        $617,885         $122,220           $149,890
    Class A......................................       14,515         101,805            7,899             17,297
    Class B......................................        5,659          56,911            5,581             26,138
    Class C......................................           --           2,216               --                 --
                                                      --------        --------         --------           --------
Total............................................     $513,860        $778,817         $135,700           $193,325
                                                      ========        ========         ========           ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST
  (SHARES):
    Fiduciary....................................       44,290          61,137           11,750             13,533
    Class A......................................        1,303          10,043              759              1,557
    Class B......................................          508           5,634              539              2,337
    Class C......................................           --             220               --                 --
                                                      --------        --------         --------           --------
Total............................................       46,101          77,034           13,048             17,427
                                                      ========        ========         ========           ========
Net Asset Value:
  Fiduciary
        Offering and redemption price per
          share..................................     $  11.15        $  10.11         $  10.40           $  11.08
                                                      ========        ========         ========           ========
    Class A
        Redemption price per share...............     $  11.14        $  10.14         $  10.41           $  11.11
                                                      ========        ========         ========           ========
        Maximum sales charge.....................         4.50%           4.50%            4.50%              4.50%
                                                      ========        ========         ========           ========
        Maximum offering price per share
          (100%/(100%-maximum sales charge) of
          net asset value adjusted to nearest
          cent)..................................     $  11.66        $  10.62         $  10.90           $  11.63
                                                      ========        ========         ========           ========
    Class B
        Offering price per share (a).............     $  11.16        $  10.10         $  10.35           $  11.18
                                                      ========        ========         ========           ========
    Class C
        Offering price per share (a).............     $     --        $  10.09         $     --           $     --
                                                      ========        ========         ========           ========

------------

(a) Redemption price per Class B and Class C share varies based on length of time shares are held.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                               JUNE 30, 1998
(Amounts in Thousands, except per share amounts)

                                                                 LOUISIANA        WEST VIRGINIA         ARIZONA
                                                               MUNICIPAL BOND     MUNICIPAL BOND     MUNICIPAL BOND
                                                                    FUND               FUND               FUND
                                                              ----------------   ----------------   ----------------
ASSETS:
Investments, at value (cost $137,584; $100,248; $234,848;
  respectively).............................................      $145,524           $106,770           $248,027
Cash........................................................            --                 12                  9
Interest receivable.........................................         2,341              1,447              5,556
Receivable for capital shares issued........................            76                 72                 --
Prepaid expenses and other assets...........................             1                  1                  1
                                                                  --------           --------           --------
TOTAL ASSETS................................................       147,942            108,302            253,593
                                                                  --------           --------           --------
LIABILITIES:
Dividends payable...........................................           563                431                962
Payable to brokers for investments purchased................         2,023                 --              2,239
Accrued expenses and other payables:
    Investment advisory fees................................            44                 33                 85
    Administration fees.....................................            21                 13                 34
    12b-1 fees..............................................            14                  3                 --
    Other...................................................            35                 33                 72
                                                                  --------           --------           --------
TOTAL LIABILITIES...........................................         2,700                513              3,392
                                                                  --------           --------           --------
NET ASSETS:
Capital.....................................................       137,009            101,202            234,287
Accumulated undistributed net realized gains (losses) from
  investment transactions...................................           293                 65              2,735
Net unrealized appreciation from investments................         7,940              6,522             13,179
                                                                  --------           --------           --------
NET ASSETS..................................................      $145,242           $107,789           $250,201
                                                                  ========           ========           ========
NET ASSETS:
    Fiduciary...............................................      $ 92,690           $102,413           $248,590
    Class A.................................................        47,078              2,024              1,321
    Class B.................................................         5,474              3,352                290
                                                                  --------           --------           --------
    Total...................................................      $145,242           $107,789           $250,201
                                                                  ========           ========           ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
    Fiduciary...............................................         9,035              9,966             24,487
    Class A.................................................         4,589                195                131
    Class B.................................................           534                324                 29
                                                                  --------           --------           --------
Total.......................................................        14,158             10,485             24,647
                                                                  ========           ========           ========
Net Asset Value:
    Fiduciary
        Offering and redemption price per share.............      $  10.26           $  10.28           $  10.15
                                                                  ========           ========           ========
    Class A
        Redemption price per share..........................      $  10.26           $  10.36           $  10.08
                                                                  ========           ========           ========
        Maximum sales charge................................          4.50%              4.50%              4.50%
                                                                  ========           ========           ========
        Maximum offering price per share (100%/(100%-maximum
          sales charge) of net asset value adjusted to
          nearest cent).....................................      $  10.74           $  10.85           $  10.55
                                                                  ========           ========           ========
    Class B
        Offering price per share (a)........................      $  10.26           $  10.35           $  10.16
                                                                  ========           ========           ========

------------

(a) Redemption price per Class B share varies based on length of time shares are held.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                        FOR THE YEAR ENDED JUNE 30, 1998
(Amounts in Thousands)

                                          INTERMEDIATE    MUNICIPAL        KENTUCKY             OHIO
                                         TAX-FREE BOND      INCOME      MUNICIPAL BOND     MUNICIPAL BOND
                                              FUND           FUND            FUND               FUND
                                         --------------   ----------   ----------------   ----------------
INVESTMENT INCOME:
Interest income........................     $25,820        $35,129          $7,173            $ 9,907
Dividend income........................          85            138              52                 64
                                            -------        -------          ------            -------
Total Income...........................      25,905         35,267           7,225              9,971
                                            -------        -------          ------            -------
EXPENSES:
Investment advisory fees...............       2,931          2,809             587              1,063
Administration fees....................         800          1,022             214                290
12b-1 fees (Class A)...................          38            248              22                 57
12b-1 fees (Class B)...................          46            460              36                190
12b-1 fees (Class C)...................          --              8              --                 --
Custodian and accounting fees..........          54             87              24                 27
Legal and audit fees...................          14             20               6                  8
Trustees' fees and expenses............           6              9               1                  2
Transfer agent fees....................          39             65              31                 44
Registration and filing fees...........          98            114              34                 34
Printing costs.........................          22             33               5                  8
Other..................................           6             10               2                  3
                                            -------        -------          ------            -------
Total expenses before waivers..........       4,054          4,885             962              1,726
Less waivers...........................      (1,041)          (742)           (127)              (552)
                                            -------        -------          ------            -------
Net Expenses...........................       3,013          4,143             835              1,174
                                            -------        -------          ------            -------
Net Investment Income..................      22,892         31,124           6,390              8,797
                                            -------        -------          ------            -------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
  INVESTMENTS:
Net realized gains (losses) from
  investment transactions..............       5,307          2,557             119                257
Net change in unrealized appreciation
  (depreciation) from investments......       7,769         12,210           2,318              2,911
                                            -------        -------          ------            -------
Net realized/unrealized gains (losses)
  from investments.....................      13,076         14,767           2,437              3,168
                                            -------        -------          ------            -------
Change in net assets resulting from
  operations...........................     $35,968        $45,891          $8,827            $11,965
                                            =======        =======          ======            =======

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                        FOR THE YEAR ENDED JUNE 30, 1998
(Amounts in Thousands)

                                                    LOUISIANA        WEST VIRGINIA         ARIZONA
                                                  MUNICIPAL BOND     MUNICIPAL BOND     MUNICIPAL BOND
                                                       FUND               FUND               FUND
                                                 ----------------   ----------------   ----------------
INVESTMENT INCOME:
Interest income................................       $8,410             $5,716            $13,821
Dividend income................................           20                 42                 63
                                                      ------             ------            -------
Total Income...................................        8,430              5,758             13,884
                                                      ------             ------            -------
EXPENSES:
Investment advisory fees.......................          928                469              1,162
Administration fees............................          253                171                423
12b-1 fees (Class A)...........................          170                  4                  4
12b-1 fees (Class B)...........................           43                 15                 --
Custodian and accounting fees..................           22                 20                 22
Legal and audit fees...........................            7                  6                  7
Trustees' fees and expenses....................            2                  1                  2
Transfer agent fees............................           42                 31                 18
Registration and filing fees...................           25                 47                 65
Printing costs.................................            7                  4                  8
Other..........................................            3                  2                  4
                                                      ------             ------            -------
Total expenses before waivers..................        1,502                770              1,715
Less waivers...................................         (409)              (131)              (184)
                                                      ------             ------            -------
Net Expenses...................................        1,093                639              1,531
                                                      ------             ------            -------
Net Investment Income..........................        7,337              5,119             12,353
                                                      ------             ------            -------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
  INVESTMENTS:
Net realized gains (losses) from investment
  transactions.................................          968                126              3,573
Net change in unrealized appreciation
  (depreciation) from investments..............        1,590              2,009                550
                                                      ------             ------            -------
Net realized/unrealized gains (losses) from
  investments..................................        2,558              2,135              4,123
                                                      ------             ------            -------
Change in net assets resulting from
  operations...................................       $9,895             $7,254            $16,476
                                                      ======             ======            =======

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in Thousands)

                                                                 INTERMEDIATE            MUNICIPAL             KENTUCKY
                                                                 TAX-FREE BOND            INCOME            MUNICIPAL BOND
                                                                     FUND                  FUND                  FUND
                                                              -------------------   -------------------   -------------------
                                                                YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                                                               ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                                                              JUNE 30,   JUNE 30,   JUNE 30,   JUNE 30,   JUNE 30,   JUNE 30,
                                                                1998       1997       1998       1997       1998       1997
                                                              --------   --------   --------   --------   --------   --------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income...................................  $22,892    $16,901    $31,124    $20,002    $ 6,390    $  3,914
    Net realized gains (losses) from investment
      transactions..........................................    5,307      1,738      2,557       (530)       119          16
    Net change in unrealized appreciation (depreciation)
      from investments......................................    7,769      5,870     12,210      7,608      2,318       1,197
                                                              --------   --------   --------   --------   --------   --------
Change in net assets resulting from operations..............   35,968     24,509     45,891     27,080      8,827       5,127
                                                              --------   --------   --------   --------   --------   --------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
    From net investment income..............................  (22,232)   (16,473)   (25,751)   (17,054)    (5,949)     (3,488)
    From net realized gains from investment transactions....   (3,217)      (414)        --         --         --          --
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income..............................     (487)      (322)    (3,418)    (1,627)      (293)       (346)
    From net realized gains from investment transactions....      (68)       (11)        --         --         --          --
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income..............................     (173)      (106)    (1,923)    (1,321)      (148)        (80)
    From net realized gains from investment transactions....      (31)        (4)        --         --         --          --
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
    From net investment income..............................       --         --        (32)        --         --          --
                                                              --------   --------   --------   --------   --------   --------
Change in net assets from shareholder distributions.........  (26,208)   (17,330)   (31,124)   (20,002)    (6,390)     (3,914)
                                                              --------   --------   --------   --------   --------   --------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued.............................  122,240    103,061    323,602    194,651     27,438      19,089
    Proceeds from shares issued in conversion...............       --    182,568     46,179     55,269         --      78,683
    Dividends reinvested....................................    2,765        603      4,009      2,256        314         244
    Cost of shares redeemed.................................  (83,758)   (56,820)   (96,404)   (62,696)   (19,272)    (14,381)
                                                              --------   --------   --------   --------   --------   --------
Change in net assets from share transactions................   41,247    229,412    277,386    189,480      8,480      83,635
                                                              --------   --------   --------   --------   --------   --------
Change in net assets........................................   51,007    236,591    292,153    196,558     10,917      84,848
NET ASSETS:
    Beginning of period.....................................  462,853    226,262    486,664    290,106    124,783      39,935
                                                              --------   --------   --------   --------   --------   --------
    End of period...........................................  $513,860   $462,853   $778,817   $486,664   $135,700   $124,783
                                                              ========   ========   ========   ========   ========   ========
SHARE TRANSACTIONS:
    Issued..................................................   11,002      9,528     32,215     19,945      2,650       1,892
    Issued in conversion....................................       --     16,858      4,581      5,680         --       7,752
    Reinvested..............................................      249         56        399        231         30          24
    Redeemed................................................   (7,543)    (5,252)    (9,602)    (6,436)    (1,862)     (1,415)
                                                              --------   --------   --------   --------   --------   --------
Change in shares............................................    3,708     21,190     27,593     19,420        818       8,253
                                                              ========   ========   ========   ========   ========   ========

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in Thousands)

                                                                     OHIO                LOUISIANA
                                                                MUNICIPAL BOND        MUNICIPAL BOND
                                                                     FUND                  FUND
                                                              -------------------   -------------------
                                                                YEAR       YEAR       YEAR       YEAR
                                                               ENDED      ENDED      ENDED      ENDED
                                                              JUNE 30,   JUNE 30,   JUNE 30,   JUNE 30,
                                                                1998       1997       1998       1997
                                                              --------   --------   --------   --------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income...................................  $ 8,797    $ 6,661    $ 7,337    $  8,667
    Net realized gains (losses) from investment
      transactions..........................................      257       (175)       968         (79)
    Net change in unrealized appreciation (depreciation)
      from investments......................................    2,911      2,389      1,590       3,224
                                                              --------   --------   --------   --------
Change in net assets resulting from operations..............   11,965      8,875      9,895      11,812
                                                              --------   --------   --------   --------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
    From net investment income..............................   (7,209)    (5,336)    (4,929)     (6,174)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income..............................     (794)      (810)    (2,237)     (2,349)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income..............................     (794)      (515)      (171)       (144)
                                                              --------   --------   --------   --------
Change in net assets from shareholder distributions.........   (8,797)    (6,661)    (7,337)     (8,667)
                                                              --------   --------   --------   --------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued.............................   57,251     39,896     15,023      10,148
    Proceeds from shares issued in conversion...............       --     39,137         --          --
    Dividends reinvested....................................    1,266      1,160      1,558       1,612
    Cost of shares redeemed.................................  (31,962)   (24,777)   (39,568)    (41,977)
                                                              --------   --------   --------   --------
Change in net assets from share transactions................   26,555     55,416    (22,987)    (30,217)
                                                              --------   --------   --------   --------
Change in net assets........................................   29,723     57,630    (20,429)    (27,072)
NET ASSETS:
    Beginning of period.....................................  163,602    105,972    165,671     192,743
                                                              --------   --------   --------   --------
    End of period...........................................  $193,325   $163,602   $145,242   $165,671
                                                              ========   ========   ========   ========
SHARE TRANSACTIONS:
    Issued..................................................    5,175      3,691      1,468       1,013
    Issued in conversion....................................       --      3,617         --          --
    Reinvested..............................................      114        107        152         161
    Redeemed................................................   (2,889)    (2,289)    (3,865)     (4,190)
                                                              --------   --------   --------   --------
Change in shares............................................    2,400      5,126     (2,245)     (3,016)
                                                              ========   ========   ========   ========

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in Thousands)

                                                                  WEST VIRGINIA               ARIZONA
                                                                  MUNICIPAL BOND           MUNICIPAL BOND
                                                                       FUND                     FUND
                                                              ----------------------   ----------------------
                                                                         JANUARY 17,              JANUARY 17,
                                                                YEAR        1997         YEAR        1997
                                                               ENDED       THROUGH      ENDED       THROUGH
                                                              JUNE 30,    JUNE 30,     JUNE 30,    JUNE 30,
                                                                1998       1997(A)       1998       1997(A)
                                                              --------     -------     --------    --------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income...................................  $ 5,119      $ 2,113     $12,353     $  5,890
    Net realized gains (losses) from investment
      transactions..........................................      126          (28)      3,573          982
    Net change in unrealized appreciation (depreciation)
      from investments......................................    2,009          627         550          511
                                                              --------     -------     --------    --------
Change in net assets resulting from operations..............    7,254        2,712      16,476        7,383
                                                              --------     -------     --------    --------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
    From net investment income..............................   (4,999)      (2,097)    (12,296)      (5,879)
    From net realized gains from investment transactions....      (33)          --      (1,813)          --
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income..............................      (60)         (11)        (56)         (11)
    From net realized gains from investment transactions....       --(b)        --          (7)          --
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income..............................      (60)          (5)         (1)          --(b)
    From net realized gains from investment transactions....       --(b)        --          --(b)        --
                                                              --------     -------     --------    --------
Change in net assets from shareholder distributions.........   (5,152)      (2,113)    (14,173)      (5,890)
                                                              --------     -------     --------    --------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued.............................   23,999       10,842      34,060       11,134
    Proceeds from shares issued in conversion...............       --       91,179          --      263,882
    Dividends reinvested....................................      114            9          41            5
    Cost of shares redeemed.................................  (16,118)      (4,937)    (43,458)     (19,259)
                                                              --------     -------     --------    --------
Change in net assets from share transactions................    7,995       97,093      (9,357)     255,762
                                                              --------     -------     --------    --------
Change in net assets........................................   10,097       97,692      (7,054)     257,255
NET ASSETS:
    Beginning of period.....................................   97,692           --     257,255           --
                                                              --------     -------     --------    --------
    End of period...........................................  $107,789     $97,692     $250,201    $257,255
                                                              ========     =======     ========    ========
SHARE TRANSACTIONS:
    Issued..................................................    2,345        1,081       3,350        1,116
    Issued in conversion....................................       --        9,118          --       26,388
    Reinvested..............................................       11            1           4            1
    Redeemed................................................   (1,579)        (492)     (4,282)      (1,930)
                                                              --------     -------     --------    --------
Change in shares............................................      777        9,708        (928)      25,575
                                                              ========     =======     ========    ========

------------

(a) Period from commencement of operations.

(b) Amount less than $1,000.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 1998

1. ORGANIZATION:

   The One Group (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Intermediate Tax-Free Bond Fund, the Municipal Income Fund, the Kentucky Municipal Bond Fund, the Ohio Municipal Bond Fund, the Louisiana Municipal Bond Fund, the West Virginia Municipal Bond Fund, and the Arizona Municipal Bond Fund, (individually a "Fund", collectively the "Funds") only. Each Fund is a non-diversified mutual fund, except for the Intermediate Tax-Free Bond Fund and the Municipal Income Fund, which are diversified.

   The Funds' investment objectives are as follows:

                    FUND                                              OBJECTIVE
                    ----                                              ---------
      Intermediate Tax-Free Bond Fund         Current income exempt from Federal income taxes
                                               consistent with prudent investment management and the
                                               preservation of capital.
      Municipal Income Fund                   Current income exempt from Federal income taxes.
      Kentucky Municipal Bond Fund            Current income exempt from Federal income tax and
                                               Kentucky personal income tax consistent with the
                                               preservation of principal.
      Ohio Municipal Bond Fund                Current income exempt from Federal income tax and Ohio
                                               personal income tax consistent with the preservation of
                                               principal.
      Louisiana Municipal Bond Fund           Current income both consistent with the preservation of
                                               principal and exempt from Federal income tax and
                                               Louisiana income tax.
      West Virginia Municipal Bond Fund       Current income exempt from Federal income tax and West
                                               Virginia personal income tax consistent with the
                                               preservation of principal.
      Arizona Municipal Bond Fund             Current income exempt from Federal income tax and Arizona
                                               personal income tax consistent with the preservation of
                                               principal.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

       SECURITY VALUATION

       Debt securities (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations. Investments for which there are no

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1998

   such quotations or valuations are valued at fair value as determined in good faith by the Fair Value Committee, which is comprised of members from Banc One Investment Advisors Corporation (the "Advisor") and the The One Group Services Company (the "Administrator"), under the direction of the Board of Trustees.

       REPURCHASE AGREEMENTS

   The Funds may invest in repurchase agreements with institutions that are deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans by a fund under the 1940 Act.

       WRITTEN OPTIONS

   The Funds may write covered call or secured put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

       FUTURES CONTRACTS

   The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the appreciation or depreciation is realized.

       INDEXED SECURITIES

   The Funds may invest in indexed securities whose value is linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices or other reference instruments. Indexed securities may be more volatile than the referenced instrument itself, but any loss is limited to the amount of the original investment.

       SECURITIES LENDING

       To generate additional income, the Funds may lend up to 33% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds continue to earn interest on securities lent while simultaneously seeking to earn interest on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1998

   risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of June 30, 1998 the Funds had no securities on loan.

       SECURITY TRANSACTIONS AND RELATED INCOME

   Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income, including any discount or premium, is accrued as earned using the effective interest method.

       EXPENSES

   Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

       DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

   Dividends from net investment income are declared daily and paid monthly for the Funds. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses.

   Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards, and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets.

       FEDERAL INCOME TAXES

   The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. The Trust is registered to offer forty series and five classes of shares: Fiduciary Class, Class A, Class B, Class C and Service Class. Currently, the Trust consists of thirty-three active funds. The Funds are each authorized to issue Fiduciary Class, Class A, Class B, and Class C Shares. Class A Shares are subject to initial sales charges, imposed at the time of purchase, in accordance with the Funds' prospectus. Certain redemptions of Class B and Class C Shares are subject to contingent deferred sales charges in accordance with the Funds' prospectus. As of June 30, 1998, there were no shareholders in Class C of the Funds except for the Municipal Income Fund. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. The following is a summary of transactions in Fund shares for the fiscal years ended June 30, 1998 and 1997:

Continued

   -----------------------------------------------------------------------------
   The One Group Family of Mutual Funds

   -----------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS, CONTINUED                        JUNE 30, 1998
   (Amounts in Thousands)

                                              INTERMEDIATE TAX-FREE         MUNICIPAL INCOME          KENTUCKY MUNICIPAL
                                                    BOND FUND                     FUND                    BOND FUND
                                             ------------------------   ------------------------   ------------------------
                                             YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED
                                              JUNE 30,      JUNE 30,     JUNE 30,      JUNE 30,     JUNE 30,      JUNE 30,
                                                1998          1997         1998          1997         1998          1997
                                             -----------   ----------   -----------   ----------   -----------   ----------
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
  Proceeds from shares issued..............   $111,699      $ 98,433     $220,026      $155,470     $ 21,000      $ 17,564
  Proceeds from shares issued in
    conversion.............................         --       182,568       46,179        55,269           --        78,683
  Dividends reinvested.....................      2,191           267           44           198           11            11
  Cost of shares redeemed..................    (80,781)      (54,356)     (69,016)      (49,425)     (17,905)      (10,777)
                                              --------      --------     --------      --------     --------      --------
  Change in net assets from Fiduciary Share
    transactions...........................   $ 33,109      $226,912     $197,233      $161,512     $  3,106      $ 85,481
                                              ========      ========     ========      ========     ========      ========
CLASS A SHARES:
  Proceeds from shares issued..............   $  7,828      $  2,964     $ 77,150      $ 24,091     $  3,088      $    425
  Dividends reinvested.....................        408           245        2,621         1,160          217           191
  Cost of shares redeemed..................     (2,369)       (1,518)     (21,365)       (9,801)      (1,062)       (3,370)
                                              --------      --------     --------      --------     --------      --------
  Change in net assets from Class A Share
    transactions...........................   $  5,867      $  1,691     $ 58,406      $ 15,450     $  2,243      $ (2,754)
                                              ========      ========     ========      ========     ========      ========
CLASS B SHARES:
  Proceeds from shares issued..............   $  2,713      $  1,664     $ 24,239      $ 15,090     $  3,350      $  1,100
  Dividends reinvested.....................        166            91        1,319           898           86            42
  Cost of shares redeemed..................       (608)         (946)      (6,014)       (3,470)        (305)         (234)
                                              --------      --------     --------      --------     --------      --------
  Change in net assets from Class B Share
    transactions...........................   $  2,271      $    809     $ 19,544      $ 12,518     $  3,131      $    908
                                              ========      ========     ========      ========     ========      ========
CLASS C SHARES: (A)
  Proceeds from shares issued..............                                 2,187
  Dividends reinvested.....................                                    25
  Cost of shares redeemed..................                                    (9)
                                                                         ========
  Change in net assets from Class C Shares
    transactions...........................                              $  2,203
                                                                         ========
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
  Issued...................................     10,053         9,103       21,915        15,939        2,029         1,740
  Issued in conversion.....................         --        16,858        4,581         5,680           --         7,752
  Reinvested...............................        197            25            4            20            1             1
  Redeemed.................................     (7,275)       (5,024)      (6,882)       (5,078)      (1,730)       (1,061)
                                              --------      --------     --------      --------     --------      --------
  Change in Fiduciary Shares...............      2,975        20,962       19,618        16,561          300         8,432
                                              ========      ========     ========      ========     ========      ========
CLASS A SHARES:
  Issued...................................        705           272        7,666         2,459          297            42
  Reinvested...............................         37            23          260           119           21            19
  Redeemed.................................       (214)         (141)      (2,120)       (1,002)        (103)         (331)
                                              --------      --------     --------      --------     --------      --------
  Change in Class A Shares.................        528           154        5,806         1,576          215          (270)
                                              ========      ========     ========      ========     ========      ========
CLASS B SHARES:
  Issued...................................        244           153        2,416         1,547          324           110
  Reinvested...............................         15             8          132            92            8             4
  Redeemed.................................        (54)          (87)        (599)         (356)         (29)          (23)
                                              --------      --------     --------      --------     --------      --------
  Change in Class B Shares.................        205            74        1,949         1,283          303            91
                                              ========      ========     ========      ========     ========      ========
CLASS C SHARES: (A)
  Issued...................................                                   218
  Reinvested...............................                                     3
  Redeemed.................................                                    (1)
                                                                         ========
  Change in Class C Shares.................                                   220
                                                                         ========

------------

(a) Period from commencement of operations November 4, 1997.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1998
(Amounts in Thousands)

                                                                  OHIO MUNICIPAL          LOUISIANA MUNICIPAL
                                                                     BOND FUND                 BOND FUND
                                                              -----------------------   -----------------------
                                                              YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                               JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,
                                                                 1998         1997         1998         1997
                                                              ----------   ----------   ----------   ----------
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
  Proceeds from shares issued...............................   $ 37,277     $ 28,385     $  7,654     $  5,386
  Proceeds issued in conversion.............................         --       39,137           --           --
  Dividends reinvested......................................         41           93            7           --
  Cost of shares redeemed...................................    (23,179)     (16,829)     (30,030)     (30,290)
                                                               --------     --------     --------     --------
  Change in net assets from Fiduciary Share transactions....   $ 14,139     $ 50,786     $(22,369)    $(24,904)
                                                               ========     ========     ========     ========
CLASS A SHARES:
  Proceeds from shares issued...............................   $  5,696     $  5,044     $  5,295     $  4,042
  Dividends reinvested......................................        637          675        1,436        1,510
  Cost of shares redeemed...................................     (5,438)      (6,371)      (8,929)     (11,414)
                                                               --------     --------     --------     --------
  Change in net assets from Class A Share transactions......   $    895     $   (652)    $ (2,198)    $ (5,862)
                                                               ========     ========     ========     ========
CLASS B SHARES:
  Proceeds from shares issued...............................   $ 14,278     $  6,467     $  2,074     $    720
  Dividends reinvested......................................        588          392          115          102
  Cost of shares redeemed...................................     (3,345)      (1,577)        (609)        (273)
                                                               --------     --------     --------     --------
  Change in net assets from Class B Share transactions......   $ 11,521     $  5,282     $  1,580     $    549
                                                               ========     ========     ========     ========
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
  Issued....................................................      3,381        2,635          747          538
  Issued in conversion......................................         --        3,617           --           --
  Reinvested................................................          4            9            1           --
  Redeemed..................................................     (2,097)      (1,556)      (2,934)      (3,023)
                                                               --------     --------     --------     --------
  Change in Fiduciary Shares................................      1,288        4,705       (2,186)      (2,485)
                                                               ========     ========     ========     ========
CLASS A SHARES:
  Issued....................................................        513          464          519          403
  Reinvested................................................         57           62          140          151
  Redeemed..................................................       (491)        (588)        (872)      (1,140)
                                                               --------     --------     --------     --------
  Change in Class A Shares..................................         79          (62)        (213)        (586)
                                                               ========     ========     ========     ========
CLASS B SHARES:
  Issued....................................................      1,281          592          202           72
  Reinvested................................................         53           36           11           10
  Redeemed..................................................       (301)        (145)         (59)         (27)
                                                               --------     --------     --------     --------
  Change in Class B Shares..................................      1,033          483          154           55
                                                               ========     ========     ========     ========

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1998
(Amounts in Thousands)

                                                  WEST VIRGINIA MUNICIPAL BOND FUND    ARIZONA MUNICIPAL BOND FUND
                                                  ---------------------------------   ------------------------------
                                                                  JANUARY 17, 1997                 JANUARY 17, 1997
                                                  YEAR ENDED          THROUGH         YEAR ENDED        THROUGH
                                                   JUNE 30,           JUNE 30,         JUNE 30,        JUNE 30,
                                                     1998             1997(A)            1998           1997(A)
                                                  -----------    ------------------   ----------   -----------------
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
  Proceeds from shares issued...................   $ 19,752           $ 9,442          $ 32,085        $  9,187
  Proceeds from shares issued in conversion.....         --            91,179                --         263,882
  Dividends reinvested..........................         38                --(b)             --              --
  Cost of shares redeemed.......................    (15,715)           (4,937)          (41,541)        (18,791)
                                                   --------           -------          --------        --------
  Change in net assets from Fiduciary Share
    transactions................................   $  4,075           $95,684          $ (9,456)       $254,278
                                                   ========           =======          ========        ========
CLASS A SHARES:
  Proceeds from shares issued...................   $  1,552           $   795          $  1,686        $  1,947
  Dividends reinvested..........................         48                 7                41               5
  Cost of shares redeemed.......................       (398)               --            (1,917)           (468)
                                                   --------           -------          --------        --------
  Change in net assets from Class A Share
    transactions................................   $  1,202           $   802          $   (190)       $  1,484
                                                   ========           =======          ========        ========
CLASS B SHARES:
  Proceeds from shares issued...................   $  2,695           $   605          $    289        $     --(b)
  Dividends reinvested..........................         28                 2                --              --
  Cost of shares redeemed.......................         (5)               --                --              --
                                                   --------           -------          --------        --------
  Change in net assets from Class B Share
    transactions................................   $  2,718           $   607          $    289        $     --(b)
                                                   ========           =======          ========        ========
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
  Issued........................................      1,933               941             3,154             920
  Issued in conversion..........................         --             9,118                --          26,388
  Reinvested....................................          4                 1                --              --
  Redeemed......................................     (1,539)             (492)           (4,092)         (1,883)
                                                   --------           -------          --------        --------
  Change in Fiduciary Shares....................        398             9,568              (938)         25,425
                                                   ========           =======          ========        ========
CLASS A SHARES:
  Issued........................................        150                79               167             196
  Reinvested....................................          5                --                 4               1
  Redeemed......................................        (39)               --              (190)            (47)
                                                   --------           -------          --------        --------
  Change in Class A Shares......................        116                79               (19)            150
                                                   ========           =======          ========        ========
CLASS B SHARES:
  Issued........................................        262                61                29              --(b)
  Reinvested....................................          2                --                --              --
  Redeemed......................................         (1)               --                --              --
                                                   --------           -------          --------        --------
  Change in Class B Shares......................        263                61                29              --(b)
                                                   ========           =======          ========        ========

------------

(a) Period from commencement of operations.

(b) Amount is less than 1,000.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1998

4. INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Advisor are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to the following percentages of the Funds' average net assets: 0.60% of the Intermediate Tax-Free Bond Fund, the Ohio Municipal Bond Fund and the Louisiana Municipal Bond Fund; and 0.45% of the Municipal Income Fund, the Kentucky Municipal Bond Fund, the West Virginia Municipal Bond Fund and the Arizona Municipal Bond Fund.

   The Trust and the Administrator, a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administrative agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust net assets (excluding the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Fund, and the Investor Balanced Fund, the "Investor Funds" and the Treasury Only Money Market Fund and the Government Money Market Fund, the "Institutional Money Market Funds"); 0.18% on the next $0.5 billion of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion. The Advisor also serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and the Advisor. Pursuant to this agreement, the Advisor performs many of the Administrator's duties, for which the Advisor receives a fee paid by the Administrator.

   The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A, Class B, and Class C Shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A Shares of each of the Funds and 1.00% of the average daily net assets of the Class B and Class C Shares of each of the Funds. Currently, the Distributor has voluntarily agreed to limit payments under the Plans to 0.25%, 0.90% and 0.90% of average daily net assets of the Class A , Class B and Class C Shares, respectively, of each Fund. Up to 0.25% of the fees payable under the Plans may be used as compensation for shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plans may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Advisor), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Fiduciary Class Shares of each Fund are offered without distribution fees. For the year ended June 30, 1998, the Distributor received $2,573,908 from commissions earned on sales of Class A Shares and redemptions of Class B and Class C Shares, of which the Distributor reallowed $2,569,574 to affiliated broker/dealers of the Funds.

   Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1998

   The Advisor, the Administrator and the Distributor voluntarily agreed to waive a portion of their fees. For the year ended June 30, 1998, fees in the following amounts were waived (amounts in thousands):

                                                                                   12B-1 FEES
                                        INVESTMENT                                   WAIVED
                                       ADVISORY FEES   ADMINISTRATION    ------------------------------
                                          WAIVED         FEES WAIVED     CLASS A    CLASS B    CLASS C
                                       -------------   ---------------   --------   --------   --------
   Intermediate Tax-Free Bond Fund...     $1,026             $--           $11        $ 4        $--
   Municipal Income Fund.............        624              --            71         46          1
   Kentucky Municipal Bond Fund......        117              --             6          4         --
   Ohio Municipal Bond Fund..........        517              --            16         19         --
   Louisiana Municipal Bond Fund.....        356              --            49          4         --
   West Virginia Municipal Bond
     Fund............................        104              25             1          1         --
   Arizona Municipal Bond Fund.......        155              28             1         --         --

5. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities and purchased options) during the year ended June 30, 1998 were as follows (amounts in thousands):

                                                        PURCHASES    SALES
                                                        ---------   --------
Intermediate Tax-Free Bond Fund.......................  $574,646    $539,941
Municipal Income Fund.................................   667,809     418,288
Kentucky Municipal Bond Fund..........................    16,577       7,445
Ohio Municipal Bond Fund..............................    47,866      18,285
Louisiana Municipal Bond Fund.........................    18,508      39,598
West Virginia Municipal Bond Fund.....................    25,215      17,123
Arizona Municipal Bond Fund...........................    53,187      65,164

6. FINANCIAL INSTRUMENTS:

   Investing in financial instruments such as written options, futures, structured notes and indexed securities involves risks in excess of the amounts reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract. The Funds enter into these contracts primarily as a means to hedge against adverse fluctuation in securities.

7. CONCENTRATION OF CREDIT RISK:

   The Kentucky, Ohio, Louisiana, Arizona and West Virginia Municipal Bond Funds invest primarily in debt obligations issued by the respective States and their political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Funds are more susceptible to economic and political factors adversely affecting issuers of the state's specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

8. CONVERSION OF COMMON TRUST FUNDS:

   On December 19, 1997, the net assets of certain common trust funds managed by the Advisor were exchanged in a tax-free conversion for shares of the corresponding One Group Funds. The transaction was accounted for by a method followed for tax purposes in a tax-free business combination. The following is a summary of shares

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1998

   issued, net assets converted, net asset value per share issued and unrealized appreciation of assets acquired as of the conversion date (amounts in thousands except per share amounts):

                                                                                    NET ASSET
                                                                        NET         VALUE PER
                                                                       ASSETS        SHARES        UNREALIZED
                                                            SHARES   CONVERTED       ISSUED       APPRECIATION
                                                            ------   ----------   -------------   ------------
           Municipal Income Fund..........................   4,581    $ 46,179       $10.08         $ 1,820

   On January 20, 1997, the net assets of certain common trust funds managed by the Advisor were exchanged in a tax-free conversion for shares of the corresponding One Group Funds. The transaction was accounted for by a method followed for tax purposes in a tax-free business combination. The following is a summary of shares issued, net assets converted, net asset value per share issued and unrealized appreciation of assets acquired as of the conversion date (amounts in thousands except per share amounts):

                                                                                 NET ASSET
                                                                     NET         VALUE PER
                                                                    ASSETS        SHARES        UNREALIZED
                                                         SHARES   CONVERTED       ISSUED       APPRECIATION
                                                         ------   ----------   -------------   ------------
   Intermediate Tax-Free Bond Fund.....................  16,858    $182,568       $10.83         $ 7,412
   Municipal Income Fund...............................   5,680      55,269         9.73           1,784
   Kentucky Municipal Bond Fund........................   7,752      78,683        10.15           4,545
   Ohio Municipal Bond Fund............................   3,617      39,137        10.82           2,826
   West Virginia Municipal Bond Fund...................   9,118      91,179        10.00           3,886
   Arizona Municipal Bond Fund.........................  26,388     263,882        10.00          12,118

9. FEDERAL TAX INFORMATION:

   The accompanying table below details distributions from long-term capital gains for the following funds for the fiscal year ended June 30, 1998 (amounts in thousands):

                                                                 20%             28%
                                                            DISTRIBUTIONS   DISTRIBUTIONS
                                                            -------------   -------------
Intermediate Tax-Free Bond Fund...........................     $  725          $  507
West Virginia Municipal Bond Fund.........................         19              --
Arizona Municipal Bond Fund...............................      1,265             519

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1998

    At June 30, 1998, the following Funds have capital loss carry forwards which are available to offset future capital gains, if any (amounts in thousands):

                                                        CAPITAL LOSS
                                                        CARRYFORWARD   EXPIRES
                                                        ------------   -------
Municipal Income Fund.................................     $3,424       2003
Municipal Income Fund.................................      2,561       2005
Kentucky Municipal Bond Fund..........................      1,197       2003
Kentucky Municipal Bond Fund..........................        483       2004
Ohio Municipal Bond Fund..............................      2,166       2003
Ohio Municipal Bond Fund..............................      1,463       2004
Ohio Municipal Bond Fund..............................        217       2005

    The Funds designate the following exempt-interest dividends for the taxable year ended June 30, 1998 (amounts in thousands):

                                                               TAX-EXEMPT
                                                              DISTRIBUTION
                                                              ------------
Intermediate Tax-Free Bond Fund.............................    $22,760
Municipal Income Fund.......................................     29,900
Kentucky Municipal Bond Fund................................      6,321
Ohio Municipal Bond Fund....................................      8,682
Louisiana Municipal Bond Fund...............................      7,435
West Virginia Municipal Bond Fund...........................      5,008
Arizona Municipal Bond Fund.................................     12,399

10. SUBSEQUENT EVENTS:

    On May 21, 1998, the Board of Trustees approved an agreement and plan of reorganization and liquidation ("the Plan") with the Marquis Family of Funds (the "Marquis Funds"). Under the Plan, the assets and liabilities of each Marquis fund were transferred to a comparable One Group fund. Shares of the comparable One Group fund were distributed to the Marquis shareholders in a complete liquidation of each Marquis fund. A special Shareholder Meeting to approve the plan was held on July 30, 1998. In a tax-free exchange on August 10, 1998, $51,579,111 of the Marquis Louisiana Tax-Free Income Fund net assets were exchanged for 5,037,023 shares of the One Group Louisiana Municipal Bond Fund.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                          INTERMEDIATE TAX-FREE BOND FUND
                                                          ----------------------------------------------------------------
                                                                                     FIDUCIARY
                                                          ----------------------------------------------------------------
                                                                                YEAR ENDED JUNE 30,
                                                          ----------------------------------------------------------------
                                                            1998          1997          1996          1995          1994
                                                          --------      --------      --------      --------      --------
NET ASSET VALUE, BEGINNING OF PERIOD................      $  10.92      $  10.67      $  10.64      $  10.49      $  11.15
                                                          --------      --------      --------      --------      --------
Investment Activities:
  Net investment income.............................          0.52          0.54          0.52          0.54          0.52
  Net realized and unrealized gains (losses) from
    investments.....................................          0.31          0.27          0.04          0.15         (0.52)
                                                          --------      --------      --------      --------      --------
    Total from Investment Activities................          0.83          0.81          0.56          0.69          0.00
                                                          --------      --------      --------      --------      --------
Distributions:
  Net investment income.............................         (0.52)        (0.54)        (0.51)        (0.54)        (0.53)
  In excess of net investment income................            --            --            --            --         (0.01)
  Net realized gains................................         (0.08)        (0.02)        (0.02)           --         (0.01)
  In excess of net realized gains...................            --            --            --            --         (0.11)
                                                          --------      --------      --------      --------      --------
    Total Distributions.............................         (0.60)        (0.56)        (0.53)        (0.54)        (0.66)
                                                          --------      --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD......................      $  11.15      $  10.92      $  10.67      $  10.64      $  10.49
                                                          ========      ========      ========      ========      ========
Total Return........................................          7.74%         7.76%         5.39%         6.75%        (0.11)%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).................      $493,686      $451,089      $217,201      $211,229      $182,611
  Ratio of expenses to average net assets...........          0.60%         0.58%         0.54%         0.53%         0.48%
  Ratio of net investment income to average net
    assets..........................................          4.70%         5.05%         4.87%         5.17%         4.78%
  Ratio of expenses to average net assets*..........          0.81%         0.81%         0.87%         0.88%         0.84%
  Ratio of net investment income to average net
    assets*.........................................          4.49%         4.82%         4.54%         4.82%         4.42%
  Portfolio turnover (a)............................        109.03%        86.89%       111.58%       199.76%       105.98%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                             INTERMEDIATE TAX-FREE BOND FUND
                                                               -----------------------------------------------------------
                                                                                         CLASS A
                                                               -----------------------------------------------------------
                                                                                   YEAR ENDED JUNE 30,
                                                               -----------------------------------------------------------
                                                                1998         1997         1996         1995         1994
                                                               -------      -------      -------      -------      -------
NET ASSET VALUE, BEGINNING OF PERIOD.....................      $ 10.91      $ 10.67      $ 10.63      $ 10.48      $ 11.14
                                                               -------      -------      -------      -------      -------
Investment Activities:
  Net investment income..................................         0.50         0.51         0.50         0.51         0.50
  Net realized and unrealized gains (losses) from
    investments..........................................         0.31         0.26         0.05         0.15        (0.52)
                                                               -------      -------      -------      -------      -------
    Total from Investment Activities.....................         0.81         0.77         0.55         0.66        (0.02)
                                                               -------      -------      -------      -------      -------
Distributions:
  Net investment income..................................        (0.50)       (0.51)       (0.49)       (0.49)       (0.52)
  In excess of net investment income.....................           --           --           --        (0.02)       (0.01)
  Net realized gains.....................................        (0.08)       (0.02)       (0.02)          --           --
  In excess of net realized gains........................           --           --           --           --        (0.11)
                                                               -------      -------      -------      -------      -------
    Total Distributions..................................        (0.58)       (0.53)       (0.51)       (0.51)       (0.64)
                                                               -------      -------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD...........................      $ 11.14      $ 10.91      $ 10.67      $ 10.63      $ 10.48
                                                               =======      =======      =======      =======      =======
Total Return (Excludes Sales Charge).....................         7.50%        7.39%        5.28%        6.49%       (0.33)%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)......................      $14,515      $ 8,457      $ 6,622      $ 5,614      $ 5,556
  Ratio of expenses to average net assets................         0.85%        0.83%        0.79%        0.78%        0.73%
  Ratio of net investment income to average net assets...         4.45%        4.75%        4.62%        4.91%        4.57%
  Ratio of expenses to average net assets*...............         1.16%        1.15%        1.22%        1.23%        1.19%
  Ratio of net investment income to average net
    assets*..............................................         4.14%        4.43%        4.19%        4.46%        4.11%
  Portfolio turnover (a).................................       109.03%       86.89%      111.58%      199.76%      105.98%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                             INTERMEDIATE TAX-FREE BOND FUND
                                                               ------------------------------------------------------------
                                                                                         CLASS B
                                                               ------------------------------------------------------------
                                                                                   YEAR ENDED JUNE 30,
                                                               ------------------------------------------------------------
                                                                1998         1997         1996         1995        1994(A)
                                                               -------      -------      -------      -------      --------
NET ASSET VALUE, BEGINNING OF PERIOD.....................      $ 10.93      $ 10.68      $ 10.65      $ 10.50      $ 11.18
                                                               -------      -------      -------      -------      -------
Investment Activities:
  Net investment income..................................         0.43         0.45         0.43         0.46         0.17
  Net realized and unrealized gains (losses) from
    investments..........................................         0.31         0.27         0.04         0.14        (0.67)
                                                               -------      -------      -------      -------      -------
    Total from Investment Activities.....................         0.74         0.72         0.47         0.60        (0.50)
                                                               -------      -------      -------      -------      -------
Distributions:
  Net investment income..................................        (0.43)       (0.45)       (0.42)       (0.45)       (0.17)
  Net realized gains.....................................        (0.08)       (0.02)       (0.02)          --           --
  In excess of net realized gains........................           --           --           --           --        (0.01)
                                                               -------      -------      -------      -------      -------
    Total Distributions..................................        (0.51)       (0.47)       (0.44)       (0.45)       (0.18)
                                                               -------      -------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD...........................      $ 11.16      $ 10.93      $ 10.68      $ 10.65      $ 10.50
                                                               =======      =======      =======      =======      =======
Total Return (Excludes Sales Charge).....................         6.81%        6.82%        4.48%        5.89%       (4.48)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)......................      $ 5,659      $ 3,307      $ 2,439      $ 1,116      $   549
  Ratio of expenses to average net assets................         1.50%        1.47%        1.44%        1.43%        1.40%(c)
  Ratio of net investment income to average net assets...         3.80%        4.09%        3.97%        4.29%        4.08%(c)
  Ratio of expenses to average net assets*...............         1.81%        1.78%        1.87%        1.88%        1.85%(c)
  Ratio of net investment income to average net
    assets*..............................................         3.49%        3.78%        3.54%        3.84%        3.63%(c)
  Portfolio turnover (d).................................       109.03%       86.89%      111.58%      199.76%      105.98%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Class B Shares commenced offering on January 14, 1994.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                               MUNICIPAL INCOME FUND
                                                          ----------------------------------------------------------------
                                                                                     FIDUCIARY
                                                          ----------------------------------------------------------------
                                                                                YEAR ENDED JUNE 30,
                                                          ----------------------------------------------------------------
                                                            1998          1997          1996          1995          1994
                                                          --------      --------      --------      --------      --------
NET ASSET VALUE, BEGINNING OF PERIOD................      $   9.84      $   9.66      $   9.69      $   9.66      $  10.11
                                                          --------      --------      --------      --------      --------
Investment Activities:
  Net investment income.............................          0.51          0.53          0.56          0.57          0.56
  Net realized and unrealized gains (losses) from
    investments.....................................          0.27          0.18         (0.03)         0.03         (0.42)
                                                          --------      --------      --------      --------      --------
    Total from Investment Activities................          0.78          0.71          0.53          0.60          0.14
                                                          --------      --------      --------      --------      --------
Distributions:
  Net investment income.............................         (0.51)        (0.53)        (0.56)        (0.57)        (0.56)
  Net realized gains................................            --            --            --            --         (0.03)
                                                          --------      --------      --------      --------      --------
    Total Distributions.............................         (0.51)        (0.53)        (0.56)        (0.57)        (0.59)
                                                          --------      --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD......................      $  10.11      $   9.84      $   9.66      $   9.69      $   9.66
                                                          ========      ========      ========      ========      ========
Total Return........................................          8.09%         7.49%         5.54%         6.46%         1.36%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).................      $617,885      $408,577      $241,115      $185,916      $152,763
  Ratio of expenses to average net assets...........          0.57%         0.57%         0.56%         0.56%         0.54%
  Ratio of net investment income to average net
    assets..........................................          5.08%         5.38%         5.70%         6.02%         5.61%
  Ratio of expenses to average net assets*..........          0.67%         0.68%         0.76%         0.74%         0.71%
  Ratio of net investment income to average net
    assets*.........................................          4.98%         5.27%         5.50%         5.84%         5.44%
  Portfolio turnover (a)............................         69.76%        62.83%        83.17%        66.02%       101.48%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                 MUNICIPAL INCOME FUND
                                                              ------------------------------------------------------------
                                                                                        CLASS A
                                                              ------------------------------------------------------------
                                                                                  YEAR ENDED JUNE 30,
                                                              ------------------------------------------------------------
                                                                1998         1997         1996         1995         1994
                                                              --------      -------      -------      -------      -------
NET ASSET VALUE, BEGINNING OF PERIOD....................      $   9.87      $  9.69      $  9.72      $  9.67      $ 10.12
                                                              --------      -------      -------      -------      -------
Investment Activities:
  Net investment income.................................          0.49         0.51         0.55         0.55         0.55
  Net realized and unrealized gains (losses)
    from investments....................................          0.27         0.18        (0.04)        0.05        (0.43)
                                                              --------      -------      -------      -------      -------
    Total from Investment Activities....................          0.76         0.69         0.51         0.60         0.12
                                                              --------      -------      -------      -------      -------
Distributions:
  Net investment income.................................         (0.49)       (0.51)       (0.54)       (0.55)       (0.54)
  Net realized gains....................................            --           --           --           --        (0.03)
                                                              --------      -------      -------      -------      -------
    Total Distributions.................................         (0.49)       (0.51)       (0.54)       (0.55)       (0.57)
                                                              --------      -------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD..........................      $  10.14      $  9.87      $  9.69      $  9.72      $  9.67
                                                              ========      =======      =======      =======      =======
Total Return (Excludes Sales Charge)....................          7.84%        7.24%        5.35%        6.21%        1.34%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).....................      $101,805      $41,829      $25,787      $11,462      $10,725
  Ratio of expenses to average net assets...............          0.82%        0.82%        0.81%        0.81%        0.79%
  Ratio of net investment income to average net
    assets..............................................          4.83%        5.13%        5.45%        5.76%        5.44%
  Ratio of expenses to average net assets*..............          1.02%        1.03%        1.11%        1.09%        1.06%
  Ratio of net investment income to average net
    assets*.............................................          4.63%        4.92%        5.15%        5.48%        5.17%
  Portfolio turnover (a)................................         69.76%       62.83%       83.17%       66.02%      101.48%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                  MUNICIPAL INCOME FUND
                                                               ------------------------------------------------------------
                                                                                         CLASS B
                                                               ------------------------------------------------------------
                                                                                   YEAR ENDED JUNE 30,
                                                               ------------------------------------------------------------
                                                                1998         1997         1996         1995        1994(A)
                                                               -------      -------      -------      -------      --------
NET ASSET VALUE, BEGINNING OF PERIOD.....................      $  9.84      $  9.66      $  9.69      $  9.62      $ 10.10
                                                               -------      -------      -------      -------      -------
Investment Activities:
  Net investment income..................................         0.42         0.44         0.47         0.49         0.24
  Net realized and unrealized gains (losses) from
    investments..........................................         0.26         0.18        (0.03)        0.07        (0.48)
                                                               -------      -------      -------      -------      -------
    Total from Investment Activities.....................         0.68         0.62         0.44         0.56        (0.24)
                                                               -------      -------      -------      -------      -------
Distributions:
  Net investment income..................................        (0.42)       (0.44)       (0.47)       (0.49)       (0.24)
                                                               -------      -------      -------      -------      -------
    Total Distributions..................................        (0.42)       (0.44)       (0.47)       (0.49)       (0.24)
                                                               -------      -------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD...........................      $ 10.10      $  9.84      $  9.66      $  9.69      $  9.62
                                                               =======      =======      =======      =======      =======
Total Return (Excludes Sales Charge).....................         7.04%        6.55%        4.65%        5.58%       (1.98)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)......................      $56,911      $36,258      $23,204      $ 8,326      $ 4,855
  Ratio of expenses to average net assets................         1.47%        1.47%        1.46%        1.46%        1.41%(c)
  Ratio of net investment income to average net assets...         4.18%        4.48%        4.80%        5.14%        4.95%(c)
  Ratio of expenses to average net assets*...............         1.67%        1.67%        1.76%        1.74%        1.62%(c)
  Ratio of net investment income to average net
    assets*..............................................         3.98%        4.28%        4.50%        4.86%        4.74%(c)
  Portfolio turnover (d).................................        69.76%       62.83%       83.17%       66.02%      101.48%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Class B Shares commenced offering on January 14, 1994.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 MUNICIPAL
                                                                INCOME FUND
                                                                ------------
                                                                  CLASS C
                                                                ------------

                                                                NOVEMBER 4,
                                                                  1997 TO
                                                                  JUNE 30,
                                                                  1998(A)
                                                                ------------
NET ASSET VALUE, BEGINNING OF PERIOD........................       $ 9.96
                                                                   ------
Investment Activities:
  Net investment income.....................................         0.68
  Net realized and unrealized gains (losses) from
     investments                                                     0.13
                                                                   ------
     Total from Investment Activities.......................         0.81
                                                                   ------
Distributions:
  Net investment income.....................................        (0.68)
                                                                   ------
     Total Distributions....................................        (0.68)
                                                                   ------
NET ASSET VALUE, END OF PERIOD..............................       $10.09
                                                                   ======
Total Return (Excludes Sales Charge)........................         8.28%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................       $2,216
  Ratio of expenses to average net assets...................         1.47%(c)
  Ratio of net investment income to average net assets......         4.18%(c)
  Ratio of expenses to average net assets*..................         1.67%(c)
  Ratio of net investment income to average net assets*.....         3.98%(c)
  Portfolio turnover (d)....................................        69.76%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  KENTUCKY MUNICIPAL BOND FUND
                                         -------------------------------------------------------------------------------
                                                           FIDUCIARY
                                         ----------------------------------------------
                                                                            JANUARY 20,    FEBRUARY 1,       MARCH 12,
                                               YEAR ENDED JUNE 30,            1995 TO        1994, TO        1993, TO
                                         -------------------------------     JUNE 30,      JANUARY 19,      JANUARY 31,
                                           1998        1997       1996        1995(A)        1995(B)        1994(B)(C)
                                         --------    --------    -------    -----------    ------------    -------------
NET ASSET VALUE,
  BEGINNING OF PERIOD................    $  10.20    $  10.04    $  9.92      $  9.49        $ 10.45          $ 10.00
                                         --------    --------    -------      -------        -------          -------
Investment Activities:
  Net investment income..............        0.51        0.50       0.50         0.20           0.41             0.36
  Net realized and unrealized gains
    (losses) from investments........        0.20        0.16       0.12         0.43          (0.95)            0.43
                                         --------    --------    -------      -------        -------          -------
    Total from Investment
       Activities....................        0.71        0.66       0.62         0.63          (0.54)            0.79
                                         --------    --------    -------      -------        -------          -------
Distributions:
  Net investment income..............       (0.51)      (0.50)     (0.50)       (0.20)         (0.42)           (0.34)
                                         --------    --------    -------      -------        -------          -------
    Total Distributions..............       (0.51)      (0.50)     (0.50)       (0.20)         (0.42)           (0.34)
                                         --------    --------    -------      -------        -------          -------
NET ASSET VALUE,
  END OF PERIOD......................    $  10.40    $  10.20    $ 10.04      $  9.92        $  9.49          $ 10.45
                                         ========    ========    =======      =======        =======          =======
Total Return.........................        7.11%       6.74%      6.35%        6.56%(d)      (5.17)%(d)        8.05%(d)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)............................    $122,220    $116,830    $30,300      $32,520        $41,953          $64,663
  Ratio of expenses to average
    net assets.......................        0.60%       0.59%      0.68%        0.65%(e)       1.03% (e)        0.70%(e)
  Ratio of net investment income to
    average net assets...............        4.94%       5.12%      4.60%        4.70%(e)       4.27% (e)        4.19%(e)
  Ratio of expenses to average net
    assets*..........................        0.69%       0.72%      1.02%        0.97%(e)       1.05% (e)        0.91%(e)
  Ratio of net investment income to
    average net assets*..............        4.85%       4.99%      4.26%        4.38%(e)       4.25% (e)        3.98%(e)
  Portfolio turnover (f).............        5.81%      13.30%     16.78%       19.75%         10.00%            5.00%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from date reorganized as a fund of The One Group.
(b) Prior to reorganizing as a fund of The One Group, the Fund offered only one class of shares.
(c) Period from commencement of operations.
(d) Not annualized.
(e) Annualized.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        KENTUCKY MUNICIPAL BOND FUND
                                                                ---------------------------------------------
                                                                                   CLASS A
                                                                ---------------------------------------------

                                                                                                 JANUARY 20,
                                                                    YEAR ENDED JUNE 30,            1995 TO
                                                                ----------------------------      JUNE 30,
                                                                 1998       1997      1996         1995(A)
                                                                -------    ------    -------    -------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................    $ 10.21    $10.05    $  9.93       $  9.49
                                                                -------    ------    -------       -------
Investment Activities:
  Net investment income.....................................       0.49      0.48       0.44          0.19
  Net realized and unrealized gains (losses) from
    investments.............................................       0.20      0.16       0.12          0.44
                                                                -------    ------    -------       -------
    Total from Investment Activities........................       0.69      0.64       0.56          0.63
                                                                -------    ------    -------       -------
Distributions:
  Net investment income.....................................      (0.49)    (0.48)     (0.44)        (0.19)
                                                                -------    ------    -------       -------
    Total Distributions.....................................      (0.49)    (0.48)     (0.44)        (0.19)
                                                                -------    ------    -------       -------
NET ASSET VALUE,
  END OF PERIOD.............................................    $ 10.41    $10.21    $ 10.05       $  9.93
                                                                =======    ======    =======       =======
Total Return (Excludes Sales Charge)........................       6.86%     6.46%      5.70%         5.66%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $ 7,899    $5,554    $ 8,178       $ 8,818
  Ratio of expenses to average net assets...................       0.85%     0.84%      0.93%         0.90%(c)
  Ratio of net investment income to average net assets......       4.69%     4.66%      4.35%         4.44%(c)
  Ratio of expenses to average net assets*..................       1.04%     1.04%      1.37%         1.33%(c)
  Ratio of net investment income to average net assets*.....       4.50%     4.46%      3.91%         4.01%(c)
  Portfolio turnover (d)....................................       5.81%    13.30%     16.78%        19.75%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from date reorganized as a fund of The One Group.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                         KENTUCKY MUNICIPAL BOND FUND
                                                                ----------------------------------------------
                                                                                   CLASS B
                                                                ----------------------------------------------

                                                                                                   MARCH 16,
                                                                     YEAR ENDED JUNE 30,            1995 TO
                                                                -----------------------------      JUNE 30,
                                                                 1998       1997       1996         1995(A)
                                                                -------    -------    -------    -------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................    $ 10.15    $  9.99    $  9.87       $  9.75
                                                                -------    -------    -------       -------
Investment Activities:
  Net investment income.....................................       0.42       0.41       0.38          0.14
  Net realized and unrealized gains (losses) from
    investments.............................................       0.20       0.16       0.13          0.12
                                                                -------    -------    -------       -------
    Total from Investment Activities........................       0.62       0.57       0.51          0.26
                                                                -------    -------    -------       -------
Distributions:
  Net investment income.....................................      (0.42)     (0.41)     (0.39)        (0.14)
                                                                -------    -------    -------       -------
    Total Distributions.....................................      (0.42)     (0.41)     (0.39)        (0.14)
                                                                -------    -------    -------       -------
NET ASSET VALUE,
  END OF PERIOD.............................................    $ 10.35    $ 10.15    $  9.99       $  9.87
                                                                =======    =======    =======       =======
Total Return (Excludes Sales Charge)........................       6.20%      5.81%      5.16%         2.63%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $ 5,581    $ 2,399    $ 1,457       $    79
  Ratio of expenses to average net assets...................       1.51%      1.47%      1.58%         1.58%(c)
  Ratio of net investment income to average net assets......       4.04%      4.05%      3.70%         3.89%(c)
  Ratio of expenses to average net assets*..................       1.70%      1.70%      2.02%         2.21%(c)
  Ratio of net investment income to average net
    assets*.................................................       3.85%      3.82%      3.26%         3.25%(c)
  Portfolio turnover (d)....................................       5.81%     13.30%     16.78%        19.75%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                               OHIO MUNICIPAL BOND FUND
                                                             -------------------------------------------------------------
                                                                                       FIDUCIARY
                                                             -------------------------------------------------------------
                                                                                  YEAR ENDED JUNE 30,
                                                             -------------------------------------------------------------
                                                               1998          1997         1996         1995         1994
                                                             --------      --------      -------      -------      -------
NET ASSET VALUE, BEGINNING OF PERIOD...................      $  10.88      $  10.69      $ 10.65      $ 10.58      $ 11.11
                                                             --------      --------      -------      -------      -------
Investment Activities:
  Net investment income................................          0.56          0.56         0.56         0.55         0.51
  Net realized and unrealized gains (losses) from
    investments........................................          0.20          0.19         0.04         0.07        (0.50)
                                                             --------      --------      -------      -------      -------
    Total from Investment Activities...................          0.76          0.75         0.60         0.62         0.01
                                                             --------      --------      -------      -------      -------
Distributions:
  Net investment income................................         (0.56)        (0.56)       (0.56)       (0.55)       (0.52)
  In excess of net realized gains......................            --            --           --           --        (0.02)
                                                             --------      --------      -------      -------      -------
    Total Distributions................................         (0.56)        (0.56)       (0.56)       (0.55)       (0.54)
                                                             --------      --------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD.........................      $  11.08      $  10.88      $ 10.69      $ 10.65      $ 10.58
                                                             ========      ========      =======      =======      =======
Total Return...........................................          7.13%         7.22%        5.69%        6.07%        0.07%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)....................      $149,890      $133,172      $80,611      $79,993      $93,261
  Ratio of expenses to average net assets..............          0.54%         0.54%        0.57%        0.58%        0.53%
  Ratio of net investment income to average net
    assets.............................................          5.09%         5.24%        5.17%        5.29%        4.76%
  Ratio of expenses to average net assets*.............          0.83%         0.84%        0.95%        0.91%        0.86%
  Ratio of net investment income to average net
    assets*............................................          4.80%         4.94%        4.79%        4.96%        4.43%
  Portfolio turnover (a)...............................         10.49%         7.45%       24.61%       77.69%       16.77%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                OHIO MUNICIPAL BOND FUND
                                                               -----------------------------------------------------------
                                                                                         CLASS A
                                                               -----------------------------------------------------------
                                                                                   YEAR ENDED JUNE 30,
                                                               -----------------------------------------------------------
                                                                1998         1997         1996         1995         1994
                                                               -------      -------      -------      -------      -------
NET ASSET VALUE, BEGINNING OF PERIOD.....................      $ 10.91      $ 10.72      $ 10.68      $ 10.61      $ 11.13
                                                               -------      -------      -------      -------      -------
Investment Activities:
  Net investment income..................................         0.54         0.54         0.55         0.53         0.50
  Net realized and unrealized gains (losses) from
    investments..........................................         0.20         0.19         0.03         0.07        (0.48)
                                                               -------      -------      -------      -------      -------
    Total from Investment Activities.....................         0.74         0.73         0.58         0.60         0.02
                                                               -------      -------      -------      -------      -------
Distributions:
  Net investment income..................................        (0.54)       (0.54)       (0.54)       (0.51)       (0.50)
  In excess of net investment income.....................           --           --           --        (0.02)       (0.02)
  In excess of net realized gains........................           --           --           --           --        (0.02)
                                                               -------      -------      -------      -------      -------
    Total Distributions..................................        (0.54)       (0.54)       (0.54)       (0.53)       (0.54)
                                                               -------      -------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD...........................      $ 11.11      $ 10.91      $ 10.72      $ 10.68      $ 10.61
                                                               =======      =======      =======      =======      =======
Total Return (Excludes Sales Charge).....................         6.87%        6.95%        5.44%        5.79%       (0.05)%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)......................      $17,297      $16,114      $16,507      $12,006      $14,883
  Ratio of expenses to average net assets................         0.79%        0.79%        0.82%        0.82%        0.78%
  Ratio of net investment income to average net assets...         4.83%        4.96%        4.92%        5.01%        4.63%
  Ratio of expenses to average net assets*...............         1.18%        1.19%        1.30%        1.25%        1.21%
  Ratio of net investment income to average net
    assets*..............................................         4.44%        4.56%        4.44%        4.58%        4.20%
  Portfolio turnover (a).................................        10.49%        7.45%       24.61%       77.69%       16.77%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                              OHIO MUNICIPAL BOND FUND
                                                          -----------------------------------------------------------------
                                                                                       CLASS B
                                                          -----------------------------------------------------------------
                                                                                                               JANUARY 14,
                                                                       YEAR ENDED JUNE 30,                       1994 TO
                                                          ----------------------------------------------        JUNE 30,
                                                           1998         1997         1996         1995           1994(A)
                                                          -------      -------      -------      -------      -------------
NET ASSET VALUE, BEGINNING OF PERIOD................      $ 10.98      $ 10.79      $ 10.75      $ 10.68         $ 11.31
                                                          -------      -------      -------      -------         -------
Investment Activities:
  Net investment income.............................         0.47         0.47         0.48         0.43            0.17
  Net realized and unrealized gains (losses) from
    investments.....................................         0.20         0.19         0.03         0.07           (0.62)
                                                          -------      -------      -------      -------         -------
    Total from Investment Activities................         0.67         0.66         0.51         0.50           (0.45)
                                                          -------      -------      -------      -------         -------
Distributions:
  Net investment income.............................        (0.47)       (0.47)       (0.47)       (0.43)          (0.17)
  In excess of net investment income................           --           --           --           --           (0.01)
                                                          -------      -------      -------      -------         -------
    Total Distributions.............................        (0.47)       (0.47)       (0.47)       (0.43)          (0.18)
                                                          -------      -------      -------      -------         -------
NET ASSET VALUE, END OF PERIOD......................      $ 11.18      $ 10.98      $ 10.79      $ 10.75         $ 10.68
                                                          =======      =======      =======      =======         =======
Total Return (Excludes Sales Charge)................         6.20%        6.26%        4.79%        5.17%          (4.02)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).................      $26,138      $14,316      $ 8,854      $ 3,209         $ 2,043
  Ratio of expenses to average net assets...........         1.44%        1.44%        1.47%        1.48%           1.28% (c)
  Ratio of net investment income to average net
    assets..........................................         4.19%        4.33%        4.27%        4.40%           4.23% (c)
  Ratio of expenses to average net assets*..........         1.83%        1.84%        1.95%        1.91%           1.68% (c)
  Ratio of net investment income to average net
    assets*.........................................         3.80%        3.93%        3.79%        3.97%           3.83% (c)
  Portfolio turnover (d)............................        10.49%        7.45%       24.61%       77.69%          16.77%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     LOUISIANA MUNICIPAL BOND FUND
                                                                  -----------------------------------
                                                                               FIDUCIARY
                                                                  -----------------------------------

                                                                                              MARCH
                                                                                             26, 1996
                                                                   YEAR ENDED JUNE 30,       THROUGH
                                                                  ---------------------      JUNE 30,
                                                                   1998          1997        1996(A)
                                                                  -------      --------      --------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................      $ 10.10      $   9.93      $  10.00
                                                                  -------      --------      --------
Investment Activities:
  Net investment income.....................................         0.50          0.49          0.13
  Net realized and unrealized gains (losses) from
     investments............................................         0.16          0.17         (0.07)
                                                                  -------      --------      --------
     Total from Investment Activities.......................         0.66          0.66          0.06
                                                                  -------      --------      --------
Distributions:
  Net investment income.....................................        (0.50)        (0.49)        (0.13)
                                                                  -------      --------      --------
     Total Distributions....................................        (0.50)        (0.49)        (0.13)
                                                                  -------      --------      --------
NET ASSET VALUE,
  END OF PERIOD.............................................      $ 10.26      $  10.10      $   9.93
                                                                  =======      ========      ========
Total Return................................................         6.62%         6.81%         0.90%(b)(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................      $92,690      $113,338      $136,041
  Ratio of expenses to average net assets...................         0.60%         0.62%         0.71%(d)
  Ratio of net investment income to average net assets......         4.85%         4.91%         4.76%(d)
  Ratio of expenses to average net assets*..................         0.83%         0.84%         0.86%(d)
  Ratio of net investment income to average net assets*.....         4.62%         4.69%         4.61%(d)
  Portfolio turnover (e)....................................        12.03%        17.39%        16.72%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from date reorganized as a fund of The One Group.
(b) Not annualized.
(c) Represents total return for Class A Shares from December 1, 1995 through March 25, 1996 plus total return for Fiduciary Shares for the period March 26, 1996 through June 30, 1996.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 LOUISIANA MUNICIPAL BOND FUND
                                          ---------------------------------------------------------------------------
                                                                            CLASS A
                                          ---------------------------------------------------------------------------

                                                                   SEVEN MONTHS
                                           YEAR ENDED JUNE 30,        ENDED             YEAR ENDED NOVEMBER 30,
                                          ---------------------      JUNE 30,      ----------------------------------
                                           1998          1997        1996(A)         1995        1994          1993
                                          -------       -------    ------------    --------    --------      --------
NET ASSET VALUE,
  BEGINNING OF PERIOD.................    $ 10.10       $  9.93      $ 10.09       $   9.38    $  10.27      $   9.92
                                          -------       -------      -------       --------    --------      --------
Investment Activities:
  Net investment income...............       0.47          0.47         0.24           0.50        0.49          0.52
  Net realized and unrealized gains
    (losses) from investments.........       0.16          0.17        (0.16)          0.71       (0.79)         0.42
                                          -------       -------      -------       --------    --------      --------
    Total from Investment
       Activities.....................       0.63          0.64         0.08           1.21       (0.30)         0.94
                                          -------       -------      -------       --------    --------      --------
Distributions:
  Net investment income...............      (0.47)        (0.47)       (0.24)         (0.50)      (0.49)        (0.52)
  Net realized gains..................         --            --           --             --       (0.10)        (0.07)
                                          -------       -------      -------       --------    --------      --------
    Total Distributions...............      (0.47)        (0.47)       (0.24)         (0.50)      (0.59)        (0.59)
                                          -------       -------      -------       --------    --------      --------
NET ASSET VALUE, END OF PERIOD........    $ 10.26       $ 10.10      $  9.93       $  10.09    $   9.38      $  10.27
                                          =======       =======      =======       ========    ========      ========
Total Return (Excludes Sales
  Charge).............................       6.35%         6.55%        0.84%(b)      13.11%      (2.97)%        9.65%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...    $47,078       $48,498      $53,479       $206,119    $196,820      $196,534
  Ratio of expenses to average
    net assets........................       0.85%         0.87%        0.69%(c)       0.62%       0.65%         0.62%
  Ratio of net investment income to
    average net assets................       4.60%         4.66%        4.71%(c)       5.07%       4.97%         5.07%
  Ratio of expenses to average net
    assets*...........................       1.18%         1.19%        0.86%(c)       0.77%       0.80%         0.78%
  Ratio of net investment income to
    average net assets*...............       4.27%         4.34%        4.54%(c)       4.92%       4.82%         4.91%
  Portfolio turnover (d)..............      12.03%        17.39%       16.72%         28.00%      24.00%        25.00%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of The One Group, the Paragon Louisiana Tax-Free Fund became the Louisiana Municipal Bond Fund. Financial highlights for the periods prior to March 26, 1996 represents the Paragon Louisiana Tax-Free Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $10.67 to $10.00 effective March 26, 1996.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   LOUISIANA MUNICIPAL BOND FUND
                                              ------------------------------------------------------------------------
                                                                              CLASS B
                                              ------------------------------------------------------------------------

                                                                         SEVEN MONTHS        YEAR        SEPTEMBER 16,
                                                YEAR ENDED JUNE 30,         ENDED           ENDED        1994 THROUGH
                                              -----------------------      JUNE 30,      NOVEMBER 30,    NOVEMBER 30,
                                               1998            1997        1996(A)           1995           1994(B)
                                              -------         -------    ------------    ------------    -------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.....................    $ 10.10         $  9.93      $ 10.09         $  9.36          $  9.73
                                              -------         -------      -------         -------          -------
Investment Activities:
  Net investment income...................       0.41            0.40         0.21            0.42             0.08
  Net realized and unrealized gains
    (losses)
    from investments......................       0.16            0.17        (0.16)           0.73            (0.37)
                                              -------         -------      -------         -------          -------
    Total from Investment Activities......       0.57            0.57         0.05            1.15            (0.29)
                                              -------         -------      -------         -------          -------
Distributions:
  Net investment income...................      (0.41)          (0.40)       (0.21)          (0.42)           (0.08)
                                              -------         -------      -------         -------          -------
    Total Distributions...................      (0.41)          (0.40)       (0.21)          (0.42)           (0.08)
                                              -------         -------      -------         -------          -------
NET ASSET VALUE, END OF PERIOD............    $ 10.26         $ 10.10      $  9.93         $ 10.09          $  9.36
                                              =======         =======      =======         =======          =======
Total Return (Excludes Sales Charge)......       5.69%           5.87%        0.48%(c)       12.52%           (2.94)%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).......    $ 5,474         $ 3,835      $ 3,223         $ 2,115          $   204
  Ratio of expenses to average net
    assets................................       1.50%           1.51%        1.50%(d)        1.37%            1.41% (d)
  Ratio of net investment income to
    average net assets....................       3.95%           4.02%        3.98%(d)        4.27%            4.45% (d)
  Ratio of expenses to average net
    assets*...............................       1.83%           1.85%        1.70%(d)        1.52%            1.56% (d)
  Ratio of net investment income to
    average net assets*...................       3.62%           3.68%        3.78%(d)        4.12%            4.30% (d)
  Portfolio turnover (e)..................      12.03%          17.39%       16.72%          28.00%           24.00%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of The One Group, the Paragon Louisiana Tax-Free Fund became the Louisiana Municipal Bond Fund. Financial highlights for the periods prior to March 26, 1996 represents the Paragon Louisiana Tax-Free Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $10.70 to $10.00 effective March 26, 1996.
(b) Period from commencement of operations.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 WEST VIRGINIA MUNICIPAL BOND FUND
                                                                -----------------------------------
                                                                             FIDUCIARY
                                                                -----------------------------------

                                                                  YEAR             JANUARY 20, 1997
                                                                 ENDED                 THROUGH
                                                                JUNE 30,               JUNE 30,
                                                                  1998                 1997(A)
                                                                --------               -------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................    $  10.06               $ 10.00
                                                                --------               -------
Investment Activities:
  Net investment income.....................................        0.50                  0.22
  Net realized and unrealized gains (losses) from
    investments.............................................        0.22                  0.06
                                                                --------               -------
    Total from Investment Activities........................        0.72                  0.28
                                                                --------               -------
Distributions:
  Net investment income.....................................       (0.50)                (0.22)
                                                                --------               -------
    Total Distributions.....................................       (0.50)                (0.22)
                                                                --------               -------
NET ASSET VALUE,
  END OF PERIOD.............................................    $  10.28               $ 10.06
                                                                ========               =======
Total Return................................................        7.36%                 2.84%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $102,413               $96,270
  Ratio of expenses to average net assets...................        0.60%                 0.59%(c)
  Ratio of net investment income to average net assets......        4.93%                 5.04%(c)
  Ratio of expenses to average net assets*..................        0.72%                 0.67%(c)
  Ratio of net investment income to average net assets*.....        4.81%                 4.96%(c)
  Portfolio turnover (d)....................................       16.69%                 6.21%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 WEST VIRGINIA MUNICIPAL BOND FUND
                                                                -----------------------------------
                                                                              CLASS A
                                                                -----------------------------------

                                                                  YEAR             JANUARY 20, 1997
                                                                 ENDED                 THROUGH
                                                                JUNE 30,               JUNE 30,
                                                                  1998                 1997(A)
                                                                -------                -------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $ 10.15                $ 10.00
                                                                -------                -------
Investment Activities:
  Net investment income.....................................       0.48                   0.16
  Net realized and unrealized gains (losses) from
    investments.............................................       0.21                   0.15
                                                                -------                -------
    Total from Investment Activities........................       0.69                   0.31
                                                                -------                -------
Distributions:
  Net investment income.....................................      (0.48)                 (0.16)
                                                                -------                -------
    Total Distributions.....................................      (0.48)                 (0.16)
                                                                -------                -------
NET ASSET VALUE,
  END OF PERIOD.............................................    $ 10.36                $ 10.15
                                                                =======                =======
Total Return (Excludes Sales Charge)........................       6.98%                  3.08%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $ 2,024                $   808
  Ratio of expenses to average net assets...................       0.85%                  0.84%(c)
  Ratio of net investment income to average net assets......       4.68%                  4.94%(c)
  Ratio of expenses to average net assets*..................       1.07%                  0.97%(c)
  Ratio of net investment income to average net assets*.....       4.46%                  4.81%(c)
  Portfolio turnover (d)....................................      16.69%                  6.21%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 WEST VIRGINIA MUNICIPAL BOND FUND
                                                                -----------------------------------
                                                                              CLASS B
                                                                -----------------------------------

                                                                  YEAR             JANUARY 20, 1997
                                                                 ENDED                 THROUGH
                                                                JUNE 30,               JUNE 30,
                                                                  1998                 1997(A)
                                                                 ------                -------
NET ASSET VALUE, BEGINNING OF PERIOD........................     $10.12                $ 10.00
                                                                 ------                -------
Investment Activities:
  Net investment income.....................................       0.42                   0.14
  Net realized and unrealized gains (losses) from
    investments.............................................       0.23                   0.12
                                                                 ------                -------
    Total from Investment Activities........................       0.65                   0.26
                                                                 ------                -------
Distributions:
  Net investment income.....................................      (0.42)                 (0.14)
                                                                 ------                -------
    Total Distributions.....................................      (0.42)                 (0.14)
                                                                 ------                -------
NET ASSET VALUE,
  END OF PERIOD.............................................     $10.35                $ 10.12
                                                                 ======                =======
Total Return (Excludes Sales Charge)........................       6.57%                  2.64%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................     $3,352                $   614
  Ratio of expenses to average net assets...................       1.50%                  1.49%(c)
  Ratio of net investment income to average net assets......       4.05%                  4.08%(c)
  Ratio of expenses to average net assets*..................       1.72%                  1.62%(c)
  Ratio of net investment income to average net assets*.....       3.83%                  3.95%(c)
  Portfolio turnover (d)....................................      16.69%                  6.21%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                ARIZONA MUNICIPAL BOND FUND
                                                                ----------------------------
                                                                         FIDUCIARY
                                                                ----------------------------

                                                                                 JANUARY 20,
                                                                  YEAR              1997
                                                                 ENDED             THROUGH
                                                                JUNE 30,          JUNE 30,
                                                                  1998             1997(A)
                                                                --------          --------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................    $  10.06          $  10.00
                                                                --------          --------
Investment Activities:
  Net investment income.....................................        0.49              0.23
  Net realized and unrealized gains (losses) from
     investments............................................        0.16              0.06
                                                                --------          --------
     Total from Investment Activities.......................        0.65              0.29
                                                                --------          --------
Distributions:
  Net investment income.....................................       (0.49)            (0.23)
  Net realized gains........................................       (0.07)               --
                                                                --------          --------
     Total Distributions....................................       (0.56)            (0.23)
                                                                --------          --------
NET ASSET VALUE, END OF PERIOD..............................    $  10.15          $  10.06
                                                                ========          ========
Total Return................................................        6.58%             2.90%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $248,590          $255,755
  Ratio of expenses to average net assets...................        0.59%             0.59%(c)
  Ratio of net investment income to average net assets......        4.79%             5.09%(c)
  Ratio of expenses to average net assets*..................        0.65%             0.66%(c)
  Ratio of net investment income to average net assets*.....        4.73%             5.02%(c)
  Portfolio turnover (d)....................................       20.89%             5.66%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 ARIZONA MUNICIPAL BOND FUND
                                                                -----------------------------
                                                                           CLASS A
                                                                -----------------------------

                                                                 YEAR             JANUARY 20,
                                                                 ENDED               1997
                                                                 JUNE               THROUGH
                                                                  30,              JUNE 30,
                                                                 1998               1997(A)
                                                                ------              ------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................    $ 9.99              $10.00
                                                                ------              ------
Investment Activities:
  Net investment income.....................................      0.46                0.15
  Net realized and unrealized gains (losses) from
     investments............................................      0.16               (0.01)
                                                                ------              ------
     Total from Investment Activities.......................      0.62                0.14
                                                                ------              ------
Distributions:
  Net investment income.....................................     (0.46)              (0.15)
  Net realized gains........................................     (0.07)                 --
                                                                ------              ------
     Total Distributions....................................     (0.53)              (0.15)
                                                                ------              ------
NET ASSET VALUE, END OF PERIOD..............................    $10.08              $ 9.99
                                                                ======              ======
Total Return (Excludes Sales Charge)........................      6.30%               1.40%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $1,321              $1,500
  Ratio of expenses to average net assets...................      0.84%               0.85%(c)
  Ratio of net investment income to average net assets......      4.53%               4.90%(c)
  Ratio of expenses to average net assets*..................      1.01%               0.96%(c)
  Ratio of net investment income to average net assets*.....      4.36%               4.79%(c)
  Portfolio turnover (d)....................................     20.89%               5.66%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                ARIZONA MUNICIPAL BOND FUND
                                                                ----------------------------
                                                                          CLASS B
                                                                ----------------------------

                                                                                 JANUARY 20,
                                                                  YEAR              1997
                                                                 ENDED             THROUGH
                                                                JUNE 30,          JUNE 30,
                                                                  1998             1997(A)
                                                                 ------            ------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................     $10.09            $10.00
                                                                 ------            ------
Investment Activities:
  Net investment income.....................................       0.13              0.00
  Net realized and unrealized gains (losses) from
     investments............................................       0.14              0.09
                                                                 ------            ------
     Total from Investment Activities.......................       0.27              0.09
                                                                 ------            ------
Distributions:
  Net investment income.....................................      (0.13)               --
  Net realized gains........................................      (0.07)               --
                                                                 ------            ------
     Total Distributions....................................      (0.20)               --
                                                                 ------            ------
NET ASSET VALUE, END OF PERIOD..............................     $10.16            $10.09
                                                                 ======            ======
Total Return (Excludes Sales Charge)........................       2.67%             0.90%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................     $  290            $   --(c)
  Ratio of expenses to average net assets...................       1.50%               --(d)
  Ratio of net investment income to average net assets......       3.88%               --(d)
  Ratio of expenses to average net assets*..................       1.64%               --(d)
  Ratio of net investment income to average net assets*.....       3.74%               --(d)
  Portfolio turnover (e)....................................      20.89%             5.66%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Amount is less than $1,000.
(d) Since net assets are less than $1,000, ratios have not been presented.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
Report of Independent Accountants
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

To the Shareholders and Board of Trustees of The One Group Family of Mutual Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Intermediate Tax-Free Bond Fund, the Municipal Income Fund, the Kentucky Municipal Bond Fund, the Ohio Municipal Bond Fund, the Louisiana Municipal Bond Fund, the West Virginia Municipal Bond Fund and the Arizona Municipal Bond Fund (seven series of The One Group Family of Mutual Funds) at June 30, 1998, the results of each of their operations for the period then ended, the changes in each of their net assets for the periods presented and the financial highlights for each of the periods presented (other than those financial highlights that have been audited by other independent accountants), in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of The One Group Family of Mutual Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. The Kentucky Municipal Bond Fund's financial highlights for the two periods ended January 19, 1995 and January 31, 1994, respectively, were audited by other independent accountants whose report dated April 6, 1995 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP
August 18, 1998

Important Customer Information.
Please Read:

Shares of The One Group:

- are not deposits or obligations
  of, or guaranteed by, BANC One
  CORPORATION or its affiliates

- are not insured or guaranteed by the
  FDIC or by any other governmental
  agency or government-sponsored
  agency of the federal government
  or any state

- are subject to investment risks,
  including possible loss of the
  principal amount invested.

Banc One Investment Advisors
Corporation, a registered investment
advisor and an indirect subsidiary of
BANC ONE CORPORATION, serves
as an investment advisor to The One
Group, for which it receives advisory
fees. The One Group is distributed by
The One Group Services Company,
3435 Stelzer Road, Columbus,
Ohio 43219, which is not affiliated
with BANC ONE CORPORATION and
is not a bank. Contact us at our web
site address: www.onegroup.com or
e-mail us at onegroup@onegroup.com

For more complete information on
any of The One Group Funds, includ-
ing management fees and expenses,
you may obtain a prospectus from
The One Group Services Company.
Read the prospectus carefully
before investing.





BANC ONE
INVESTMENT
ADVISORS
CORPORATION
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